Document and Entity Information	12 Months Ended
Dec. 31, 2010
Document and Entity Information [Abstract]
Entity Registrant Name	WOORI FINANCE HOLDINGS CO LTD
Entity Central Index Key	0001264136
Document Type	20-F
Document Period End Date	Dec 31, 2010
Amendment Flag	false
Document Fiscal Year Focus	2010
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	806,012,779

Consolidated Balance Sheets In Thousands	12 Months Ended
	Dec. 31, 2010 USD ( $)		Dec. 31, 2009	Dec. 31, 2010 KRW		Dec. 31, 2009 KRW	Dec. 31, 2010 Variable Interest Entity USD ( $)	Dec. 31, 2010 Variable Interest Entity KRW
ASSETS
Cash and cash equivalents	$ 14,114,312			15,957,641,000		16,581,001,000
Restricted cash	422,932			478,167,000		588,350,000
Interest bearing deposits in other banks	2,542,561			2,874,620,000		2,206,892,000
Call loans and securities purchased under resale agreements	3,949,066			4,464,814,000		6,524,407,000
Trading assets:
Korea Deposit Insurance Corporation	18,381			20,782,000		20,393,000
Unrelated parties	11,568,479			13,079,322,000		14,204,886,000
Available-for-sale securities:
Korea Deposit Insurance Corporation	89,251			100,907,000		91,136,000
Unrelated parties	16,733,961			18,919,417,000		15,968,130,000
Held-to-maturity securities (fair value of 16,020,691 million Won at 2009 and 20,158,157 million Won at 2010):
Korea Deposit Insurance Corporation	649,931			734,812,000		289,592,000
Unrelated parties	16,955,965			19,170,414,000		15,684,172,000
Other investment assets	2,300,658			2,601,124,000		2,565,159,000
Loans (net of allowance for loan and lease losses of 3,556,946 million Won at 2009 and 4,873,942 million Won at 2010):
Directors	233			263,000		97,000
Employees	211,722			239,373,000		238,505,000
Unrelated parties	164,595,347			186,091,500,000		183,819,636,000
Due from customers on acceptances	590,133			667,204,000		790,989,000
Premises and equipment, net	2,184,122			2,469,368,000		2,611,130,000
Accrued interest and dividends receivable	909,278			1,028,030,000		955,388,000
Assets held-for-sale	119,520			135,129,000		591,227,000
Goodwill	78,197			88,410,000		113,530,000
Other intangible assets, net	86,814			98,152,000		123,291,000
Other assets:
Trust	6,251			7,067,000		5,320,000
Unrelated parties	3,282,719			3,711,442,000		3,050,364,000
Total Assets	241,409,833			272,937,958,000		267,023,595,000	4,941,423	5,586,773,000
Assets of consolidated VIEs that can only be used to settle obligations of the consolidated VIEs
Investments							3,402,647	3,847,033,000
Loans, net of allowance for loan losses							706,852	799,166,000
Other Assets							831,924	940,574,000
Total Assets	241,409,833			272,937,958,000		267,023,595,000	4,941,423	5,586,773,000
Deposits:
Interest bearing	159,390,282			180,206,653,000		170,547,111,000
Non-interest bearing	5,412,157			6,118,985,000		7,026,580,000
Call money	4,112,553			4,649,652,000		5,687,349,000
Trading liabilities	2,951,706			3,337,199,000		4,131,241,000
Acceptances outstanding	590,133			667,204,000		790,989,000
Other borrowed funds:
Trust	1,635,210			1,848,768,000		2,603,490,000
Unrelated parties	9,316,305			10,533,015,000		10,231,767,000
Secured borrowings	3,536,237			3,998,070,000		2,276,809,000	314,370	355,427,000
Long-term debt	34,925,640			39,486,929,000		43,339,863,000
Accrued interest and payable	2,492,473			2,817,990,000		2,554,162,000
Other liabilities	4,440,064			5,019,935,000		4,612,594,000	1,844,310	2,085,176,000
Total liabilities	228,802,760			258,684,400,000		253,801,955,000	2,158,680	2,440,603,000
Commitments and contingencies (Notes 3 and 34)
Stockholders' Equity
Common stock (5,000 Won par value, authorized 2,400 million shares, 806,015,340 shares issued and 806,012,780 and 806,012,779 shares outstanding at 2009 and 2010)	3,564,547			4,030,077,000		4,030,077,000
Additional paid-in capital	4,392,409			4,966,058,000		4,968,267,000
Retained earnings	4,076,218			4,608,572,000		3,501,615,000
Accumulated other comprehensive income, net of tax	321,461			363,444,000		366,077,000
Less: treasury stock, at cost, 2,560 and 2,561 shares at 2009 and 2010	(16)			(18,000)		(18,000)
Total Stockholders' Equity	12,354,619	[1]		13,968,133,000	[1]	12,866,018,000
Noncontrolling interest	252,454			285,425,000		355,622,000
Total equity	12,607,073			14,253,558,000		13,221,640,000
Total liabilities and equity	241,409,833			272,937,958,000		267,023,595,000
Liabilities of consolidated VIEs for which creditors or beneficial interest holders do not have recourse to the general credit of the Company
Secured borrowings	3,536,237			3,998,070,000		2,276,809,000	314,370	355,427,000
Other Liabilities	4,440,064			5,019,935,000		4,612,594,000	1,844,310	2,085,176,000
Liabilities, Total	$ 228,802,760			258,684,400,000		253,801,955,000	$ 2,158,680	2,440,603,000

[1]	Dividends paid based on retained earnings in accordance with accounting principles generally accepted in the Republic of Korea ("Korean GAAP")

Consolidated Balance Sheets (Parenthetical) In Millions, except Share data	Dec. 31, 2010 KRW	Dec. 31, 2009 KRW
ASSETS
Held-to-maturity Securities, Fair Value	20,158,157	16,020,691
Loans and Leases Receivable, Allowance, Beginning Balance	4,873,942	3,556,946
Stockholders' Equity
Common stock, par value	5,000	5,000
Common stock, shares authorized	2,400,000,000	2,400,000,000
Common stock, shares issued	806,015,340	806,015,340
Common stock, shares outstanding	806,012,779	806,012,780
Treasury securities, common shares	2,561	2,560

Consolidated Statements of Income and Comprehensive Income Share data in Thousands, except Per Share data	12 Months Ended
	Dec. 31, 2010 USD ( $)	Dec. 31, 2010 KRW	Dec. 31, 2009 KRW	Dec. 31, 2008 KRW
Loans:
Korea Deposit Insurance Corporation			852,000,000	1,593,000,000
Directors	4,000	5,000,000	1,000,000	1,000,000
Employees	10,410,000	11,769,000,000	11,439,000,000	12,984,000,000
Unrelated parties	9,341,778,000	10,561,814,000,000	10,751,970,000,000	12,513,547,000,000
Deposits in other banks	197,729,000	223,552,000,000	194,673,000,000	267,028,000,000
Trading assets:
Korea Deposit Insurance Corporation	881,000	996,000,000	893,000,000	747,000,000
Unrelated parties	326,601,000	369,255,000,000	408,032,000,000	523,578,000,000
Investment securities:
Korea Deposit Insurance Corporation	19,719,000	22,294,000,000	23,037,000,000	22,437,000,000
Unrelated parties	1,396,067,000	1,578,394,000,000	1,750,410,000,000	2,079,699,000,000
Call loans and securities purchased under resale agreements	133,404,000	150,826,000,000	131,248,000,000	131,251,000,000
Total interest and dividend income	11,426,593,000	12,918,905,000,000	13,272,555,000,000	15,552,865,000,000
Interest expense
Deposits	4,485,068,000	5,070,818,000,000	5,480,844,000,000	6,916,737,000,000
Call money	43,488,000	49,168,000,000	86,941,000,000	137,301,000,000
Other borrowed funds:
Trust	57,990,000	65,563,000,000	103,712,000,000	252,124,000,000
Unrelated parties	84,838,000	95,918,000,000	366,739,000,000	474,539,000,000
Secured borrowings	127,635,000	144,304,000,000	142,980,000,000	191,736,000,000
Long-term debt	1,976,373,000	2,234,487,000,000	2,404,297,000,000	2,429,946,000,000
Total interest expense	6,775,392,000	7,660,258,000,000	8,585,513,000,000	10,402,383,000,000
Net interest income	4,651,201,000	5,258,647,000,000	4,687,042,000,000	5,150,482,000,000
Provisions
Provision for loan and lease losses	2,722,050,000	3,077,550,000,000	2,408,037,000,000	1,608,284,000,000
Provision for credit-related commitments	149,759,000	169,318,000,000	43,939,000,000	157,421,000,000
Other provision	150,873,000	170,577,000,000	102,728,000,000	70,815,000,000
Total provisions	3,022,682,000	3,417,445,000,000	2,554,704,000,000	1,836,520,000,000
Net interest income after provisions for loan and lease losses, credit-related commitments and other	1,628,519,000	1,841,202,000,000	2,132,338,000,000	3,313,962,000,000
Non-interest income
Trust fees, net	29,631,000	33,501,000,000	22,397,000,000	33,835,000,000
Fees and commission income	1,699,908,000	1,921,916,000,000	1,888,230,000,000	1,992,686,000,000
Trading revenue, net:
Korea Deposit Insurance Corporation	596,000	674,000,000	(283,000,000)	1,153,000,000
Unrelated parties	539,139,000	609,550,000,000	277,597,000,000	(449,491,000,000)
Other-than-temporary impairment losses on Debt securities:
Total other-than-temporary impairment losses	(114,119,000)	(129,023,000,000)	(186,035,000,000)	(508,490,000,000)
Less : Unrealized other-than-temporary impairment losses recognized in OCI
Net impairment losses recognized in earnings	(114,119,000)	(129,023,000,000)	(186,035,000,000)	(508,490,000,000)
Investment securities gain (loss), net:
Korea Deposit Insurance Corporation	182,000	206,000,000	63,000,000	196,000,000
Unrelated parties	963,815,000	1,089,688,000,000	1,022,242,000,000	(2,052,000,000)
Other non-interest income	356,410,000	402,957,000,000	427,620,000,000	239,520,000,000
Total non-interest income	3,475,562,000	3,929,469,000,000	3,451,831,000,000	1,307,357,000,000
Non-interest expenses
Salaries and employee benefits	1,109,824,000	1,254,767,000,000	1,230,966,000,000	1,182,170,000,000
Depreciation and amortization	223,890,000	253,130,000,000	281,594,000,000	339,834,000,000
Other administrative expenses	1,083,499,000	1,225,004,000,000	1,150,962,000,000	1,181,168,000,000
Fees and commissions	416,875,000	471,319,000,000	461,437,000,000	446,636,000,000
Other non-interest expenses	815,960,000	922,525,000,000	967,566,000,000	985,767,000,000
Total non-interest expenses	3,650,048,000	4,126,745,000,000	4,092,525,000,000	4,135,575,000,000
Net income before income tax expense	1,454,033,000	1,643,926,000,000	1,491,644,000,000	485,744,000,000
Income tax expense	367,176,000	415,129,000,000	379,689,000,000	357,857,000,000
Net income	1,086,857,000	1,228,797,000,000	1,111,955,000,000	127,887,000,000
Less: Net income (loss) attributable to the noncontrolling interest	(46,815,000)	(52,929,000,000)	(22,612,000,000)	(22,418,000,000)
Net income attributable to stockholders	1,133,672,000	1,281,726,000,000	1,134,567,000,000	150,305,000,000
Other comprehensive income (loss), net of tax
Foreign currency translation adjustments	(5,673,000)	(6,414,000,000)	(32,588,000,000)	206,000,000
Net unrealized losses on investment securities	(7,733,000)	(8,743,000,000)	(125,713,000,000)	(139,083,000,000)
Total other comprehensive loss, net of tax	(13,406,000)	(15,157,000,000)	(158,301,000,000)	(138,877,000,000)
Comprehensive income (loss)	1,073,451,000	1,213,640,000,000	953,654,000,000	(10,990,000,000)
Less: Comprehensive loss attributable to the noncontrolling interest	(57,892,000)	(65,453,000,000)	(19,936,000,000)	(20,635,000,000)
Comprehensive income attributable to stockholders	$ 1,131,343,000	1,279,093,000,000	973,590,000,000	9,645,000,000
Earnings per common share
Basic:	$ 1.41	1,590	1,408	187
Diluted:	$ 1.41	1,590	1,408	187
Weighted average basic common shares outstanding (in thousands)	806,013	806,013	806,013	805,927
Weighted average diluted common shares outstanding (in thousands)	806,013	806,013	806,013	805,927

Consolidated Statements of Changes in Total Equity		Total USD ( $)		Total KRW		Common stock USD ( $)	Common stock KRW	Additional paid-in capital USD ( $)	Additional paid-in capital KRW	Retained earnings (accumulated deficit) USD ( $)	Retained earnings (accumulated deficit) KRW	Accumulated other comprehensive income, net of tax USD ( $)	Accumulated other comprehensive income, net of tax KRW	Treasury stock USD ( $)	Treasury stock KRW	Noncontrolling Interest USD ( $)	Noncontrolling Interest KRW
Beginning Balance, shares at Dec. 31, 2007							805,988,800
Beginning Balance at Dec. 31, 2007				12,469,836,000,000			4,030,077,000,000		5,000,970,000,000		2,413,271,000,000		670,010,000,000		(501,000,000)		356,009,000,000
Cumulative adjustment for accounting change											4,972,000,000		(4,972,000,000)
Disposal of treasury stock, shares							23,980
Disposal of treasury stock				483,000,000											483,000,000
Net change in valuation of available-for-sale securities				(139,083,000,000)									(140,199,000,000)				1,116,000,000
Net change in foreign currency transaction adjustments				206,000,000									(461,000,000)				667,000,000
Capital transactions of affiliates				23,437,000,000					(2,376,000,000)								25,813,000,000
Net income				127,887,000,000							150,305,000,000						(22,418,000,000)
Dividends	[1]			(221,857,000,000)							(201,500,000,000)						(20,357,000,000)
Ending Balance, shares at Dec. 31, 2008							806,012,780
Ending Balance at Dec. 31, 2008 (Scenario, Previously Reported)											2,362,076,000,000		529,350,000,000
Ending Balance at Dec. 31, 2008				12,260,909,000,000			4,030,077,000,000		4,998,594,000,000		2,367,048,000,000		524,378,000,000		(18,000,000)		340,830,000,000
Cumulative adjustment for accounting change		(83,284,000)		(94,160,000,000)						(83,206,000)	(94,072,000,000)					(78,000)	(88,000,000)
Net change in valuation of available-for-sale securities				(121,544,000,000)									(125,713,000,000)				4,169,000,000
Net change in foreign currency transaction adjustments				(34,081,000,000)									(32,588,000,000)				(1,493,000,000)
Capital transactions of affiliates				9,245,000,000					(30,327,000,000)								39,572,000,000
Net income				1,111,955,000,000							1,134,567,000,000						(22,612,000,000)
Dividends	[1]			(4,844,000,000)													(4,844,000,000)
Ending Balance, shares at Dec. 31, 2009 (Scenario, Previously Reported)						806,012,780
Ending Balance at Dec. 31, 2009 (Scenario, Previously Reported)		11,694,356,000		13,221,640,000,000		3,564,547,000	4,030,077,000,000	4,394,363,000	4,968,267,000,000	3,097,129,000	3,501,615,000,000	323,790,000	366,077,000,000	(16,000)	(18,000,000)	314,543,000	355,622,000,000
Ending Balance at Dec. 31, 2009		11,611,072,000		13,221,640,000,000		3,564,547,000	4,030,077,000,000	4,394,363,000	4,968,267,000,000	3,013,923,000	3,407,543,000,000	323,790,000	366,077,000,000	(16,000)	(18,000,000)	314,465,000	355,534,000,000
Beginning Balance, shares at Dec. 31, 2009						806,012,780
Acquisition of treasury stock						1	1
Net change in valuation of available-for-sale securities		(7,733,000)		(8,743,000,000)								2,823,000	3,192,000,000			(10,556,000)	(11,935,000,000)
Net change in foreign currency transaction adjustments		(5,673,000)		(6,414,000,000)								(5,152,000)	(5,825,000,000)			(521,000)	(589,000,000)
Capital transactions of affiliates		261,000		297,000,000				(1,954,000)	(2,209,000,000)	(86,000)	(96,000,000)					2,301,000	2,602,000,000
Net income		1,086,857,000		1,228,797,000,000						1,133,672,000	1,281,726,000,000					(46,815,000)	(52,929,000,000)
Dividends		(77,711,000)	[1]	(87,859,000,000)	[1]					(71,291,000)	(80,601,000,000)					(6,420,000)	(7,258,000,000)
Ending Balance, shares at Dec. 31, 2010						806,012,779
Ending Balance at Dec. 31, 2010		$ 12,607,073,000		14,253,558,000,000		$ 3,564,547,000	4,030,077,000,000	$ 4,392,409,000	4,966,058,000,000	$ 4,076,218,000	4,608,572,000,000	$ 321,461,000	363,444,000,000	$ (16,000)	(18,000,000)	$ 252,454,000	285,425,000,000

[1]	Dividends paid based on retained earnings in accordance with accounting principles generally accepted in the Republic of Korea ("Korean GAAP")

Consolidated Statements of Cash Flows	12 Months Ended
	Dec. 31, 2010 USD ( $)	Dec. 31, 2010 KRW	Dec. 31, 2009 KRW		Dec. 31, 2008 KRW
Cash flows from operating activities:
Net income	$ 1,086,857,000	1,228,797,000,000	1,111,955,000,000		127,887,000,000
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for loan and lease losses	2,722,050,000	3,077,550,000,000	2,408,037,000,000		1,608,284,000,000
Provision for credit-related commitments	149,759,000	169,318,000,000	43,939,000,000		157,421,000,000
Other provision	150,873,000	170,577,000,000	102,728,000,000		70,815,000,000
Depreciation and amortization	223,890,000	253,130,000,000	281,594,000,000		339,834,000,000
Net loss (gain) on derivatives	(136,300,000)	(154,101,000,000)	606,619,000,000		1,740,564,000,000
Net loss (gain) on redemption of trading securities	(3,933,000)	(4,446,000,000)	14,786,000,000		5,308,000,000
Net loss (gain) on disposal of trading securities	(136,258,000)	(154,053,000,000)	(65,261,000,000)		103,413,000,000
Net gain on valuation of trading securities	(263,243,000)	(297,623,000,000)	(833,458,000,000)		(1,400,947,000,000)
Net gain on redemption of investment securities	(74,473,000)	(84,199,000,000)	(131,274,000,000)		(24,788,000,000)
Net gain on disposal of investment securities	(976,133,000)	(1,103,616,000,000)	(859,950,000,000)		(105,662,000,000)
Net gain on equity method investments	(56,552,000)	(63,935,000,000)	(143,315,000,000)		(4,391,000,000)
Impairment loss on investment securities	257,277,000	290,878,000,000	298,268,000,000		645,187,000,000
Net gain on sale of loans	(132,499,000)	(149,804,000,000)	(91,812,000,000)		(6,382,000,000)
Net gain (loss) on disposal of premises and equipment	824,000	931,000,000	(148,499,000,000)		(6,217,000,000)
Provision for accrued severance benefits	100,916,000	114,095,000,000	130,616,000,000		102,949,000,000
Provision (reversal of provision) for deferred income tax	(64,712,000)	(73,163,000,000)	188,086,000,000		(42,322,000,000)
Compensation expenses associated with stock option			(547,000,000)
Net changes in:
Trading assets	1,519,780,000	1,718,263,000,000	5,868,873,000,000		(8,092,451,000,000)
Accrued interest and dividends receivable	(57,920,000)	(65,485,000,000)	123,995,000,000	[1]	(129,309,000,000)
Other assets	208,084,000	235,260,000,000	460,888,000,000		(7,641,000,000)
Trading liabilities	(725,709,000)	(820,486,000,000)	(7,154,532,000,000)		8,305,070,000,000
Accrued interest and payable	219,224,000	247,855,000,000	(763,080,000,000)		424,853,000,000
Other liabilities	26,508,000	29,971,000,000	(1,747,350,000,000)		78,322,000,000
Origination of assets held-for-sale	(415,592,000)	(469,868,000,000)	(1,093,285,000,000)		(757,968,000,000)
Proceeds from sale of loans held-for-sale	819,004,000	925,966,000,000	860,210,000,000		544,535,000,000
Net cash provided by (used in) operating activities	4,441,722,000	5,021,812,000,000	(531,769,000,000)		3,676,364,000,000
Net increase (decrease) in cash and cash equivalents	(551,353,000)	(623,360,000,000)	3,017,152,000,000		2,011,012,000,000
Cash flows from investing activities:
Net changes in restricted cash	97,456,000	110,183,000,000	2,172,489,000,000		(2,629,715,000,000)
Net changes in interest-bearing deposits in other banks	(585,970,000)	(662,498,000,000)	(459,482,000,000)		380,853,000,000
Net changes in call loans and securities purchased under resale agreements	1,821,681,000	2,059,593,000,000	(2,832,124,000,000)		(1,996,880,000,000)
Net changes in loans	(4,579,010,000)	(5,177,029,000,000)	(719,250,000,000)		(29,139,989,000,000)
Proceeds from sales of available-for-sale securities:
Korea Deposit Insurance Corporation	97,568,000	110,310,000,000	151,877,000,000		797,432,000,000
Unrelated parties	6,318,620,000	7,143,832,000,000	38,350,336,000,000		11,486,847,000,000
Purchases of available-for-sale securities:
Korea Deposit Insurance Corporation	(80,316,000)	(90,805,000,000)	(102,087,000,000)		(29,742,000,000)
Unrelated parties	(7,759,997,000)	(8,773,453,000,000)	(30,476,610,000,000)		(9,076,343,000,000)
Proceeds from maturities, prepayments and calls of held-to-maturity securities:
Korea Deposit Insurance Corporation	35,379,000	40,000,000,000	199,968,000,000		387,054,000,000
Unrelated parties	6,666,968,000	7,537,675,000,000	19,168,715,000,000		3,322,777,000,000
Purchases of held-to-maturity securities:
Korea Deposit Insurance Corporation	(438,255,000)	(495,491,000,000)	(100,418,000,000)		(89,894,000,000)
Unrelated parties	(9,741,418,000)	(11,013,647,000,000)	(25,630,787,000,000)		(5,016,345,000,000)
Net changes in other investments	(123,396,000)	(139,511,000,000)	(57,547,000,000)		(398,006,000,000)
Proceeds from sales of premises and equipment	103,446,000	116,956,000,000	507,803,000,000		79,626,000,000
Purchases of premises and equipment	(120,641,000)	(136,397,000,000)	(596,515,000,000)		(321,620,000,000)
Net cash used in investing activities	(8,287,885,000)	(9,370,282,000,000)	(423,632,000,000)		(32,243,945,000,000)
Cash and cash equivalents, beginning of year	14,665,665,000	16,581,001,000,000	13,563,849,000,000		11,552,837,000,000
Cash flows from financing activities:
Net changes in interest-bearing deposits	8,543,731,000	9,659,542,000,000	8,894,139,000,000		21,293,596,000,000
Net changes in non-interest-bearing deposits	(802,755,000)	(907,595,000,000)	347,150,000,000		2,011,060,000,000
Net changes in call money	(917,828,000)	(1,037,697,000,000)	2,727,207,000,000		(48,322,000,000)
Net changes in other borrowed funds	(401,091,000)	(453,474,000,000)	(5,623,324,000,000)		4,235,809,000,000
Proceeds from secured borrowings	3,536,239,000	3,998,071,000,000	2,476,459,000,000		2,898,257,000,000
Payments on secured borrowings	(3,178,356,000)	(3,593,449,000,000)	(3,600,331,000,000)		(2,983,468,000,000)
Proceeds from long-term debt	1,421,081,000	1,606,674,000,000	1,836,893,000,000		3,399,105,000,000
Payments on long-term debt	(4,834,920,000)	(5,466,361,000,000)	(3,075,696,000,000)		(24,567,000,000)
Net changes in treasury stock					483,000,000
Cash dividends paid	(71,291,000)	(80,601,000,000)			(201,500,000,000)
Stock issue cost of subsidiaries			(1,683,000,000)		(1,860,000,000)
Remaining interest acquisition of consolidated subsidiaries			(54,692,000,000)
Increase in noncontrolling interest			46,431,000,000
Net cash provided by financing activities	3,294,810,000	3,725,110,000,000	3,972,553,000,000		30,578,593,000,000
Cash and cash equivalents, end of year	14,114,312,000	15,957,641,000,000	16,581,001,000,000		13,563,849,000,000
Supplemental disclosure of cash flow information:
Cash paid during the year for interest	6,761,263,000	7,644,284,000,000	9,348,594,000,000		7,085,141,000,000
Cash paid during the year for income tax	431,887,000	488,292,000,000	191,604,000,000		379,762,000,000
Supplemental schedule of non cash investing and financing activities:
Transfer of loans into securities and other investments	102,822,000	116,251,000,000	12,267,000,000		491,000,000
Decrease in cumulative translation adjustments, net of tax	(5,152,000)	(5,825,000,000)	(32,588,000,000)		(461,000,000)
Increase (decrease) in unrealized gains on investment securities, net of tax	2,823,000	3,192,000,000	(125,713,000,000)		(140,199,000,000)
Assets obtained by entering into a capital lease	$ 5,439,000	6,149,000,000	108,849,000,000		49,327,000,000

[1]	Dividends paid based on retained earnings in accordance with accounting principles generally accepted in the Republic of Korea ("Korean GAAP")

General Information and Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2010
General Information and Summary of Significant Accounting Policies [Abstract]
General Information and Summary of Significant Accounting Policies

1.	General Information and Summary of Significant Accounting Policies

Woori Finance Holdings Co., Ltd. (the “Holding Company”) was incorporated under the laws of the Republic of Korea on March 27, 2001, and commenced operations on April 2, 2001, under the Financial Holding Company Act. The Holding Company was established primarily to manage certain banks and other companies acquired by the Korea Deposit Insurance Corporation (“KDIC”) in connection with the 1997 Asian Financial Crisis. As of December 31, 2010, the Holding Company controls the following entities: three commercial banks, which include Woori Bank (formerly known as Hanvit Bank), Kyongnam Bank and Kwangju Bank (collectively referred to as the “Bank Subsidiaries”); Woori FIS Co., Ltd.(formerly known as Woori Finance Information System Co., Ltd.); Woori F&I Co., Ltd. (“Woori F&I”) ; Woori Asset Management Co., Ltd. (“Woori Asset Management”, formerly known as Woori Credit Suisse Asset Management Co., Ltd.); Woori Private Equity Co., Ltd. (“Woori PE”) and Woori Financial Co., Ltd. (“Woori Financial”, formerly known as Hanmi Capital Co., Ltd.); all collectively referred to as “Woori Subsidiaries.” Several of the Woori Subsidiaries also have other subsidiaries of which the Holding Company is now the ultimate financial holding company. The Holding Company, Woori Subsidiaries and their subsidiaries, consolidated trust accounts (see Note 39), and certain other consolidated VIEs (see Note 10) are collectively referred to as the “Company.”

On September 30, 1998, KDIC purchased 95.04% of the outstanding shares of the Commercial Bank of Korea (renamed Hanvit Bank) and 95.64% of the outstanding shares of Hanil Bank (merged into the Commercial Bank of Korea). On December 29, 2000, Woori Bank (formerly Hanvit Bank), Kyongnam Bank, Kwangju Bank and Peace Bank received an “order of elimination” of all existing stockholders from the Financial Supervisory Commission (“FSC”) pursuant to the Law on Improvement of Structure of Financial Industry of the Republic of Korea and, accordingly, reduced their existing common stock to zero without payment of consideration, except for the consideration paid to certain shareholders who exercised dissenters’ rights against the capital reduction, effectively eliminating all existing shareholders. On December 29, 2000, KDIC purchased 100% of the newly issued shares of Woori Bank, Peace Bank, Kwangju Bank and Kyongnam Bank. KDIC purchased these shares by issuing KDIC bonds to the respective banks.

On November 3, 2000, KDIC established Woori Investment Bank to manage the operations of four bankrupt merchant banking corporations. On July 31, 2003, Woori Investment Bank was merged into Woori Bank and, as a result, Woori Bank assumed substantially all of the assets and liabilities of Woori Investment Bank.

On December 31, 2001, the commercial banking business of Peace Bank was merged into Woori Bank, and Peace Bank acquired the credit card businesses of Woori Bank and Kwangju Bank on January 31, 2002 and February 28, 2003, respectively, to become Woori Credit Card Co., Ltd. (“Woori Credit Card”), a principal credit card subsidiary of the Holding Company. On March 31, 2004, Woori Credit Card was merged into Woori Bank (see Note 38).

Upon the legal establishment of the Holding Company on March 27, 2001, KDIC transferred all its shares of the five subsidiaries to the Holding Company in exchange for the shares of the Holding Company and KDIC became the sole owner of the Holding Company. On June 24, 2002, the Holding Company listed its shares on the Korea Exchange (formerly Korea Stock Exchange) through a public offering, which included 36 million new shares and 54 million previously issued shares. As a result of the public offering, exercise of stock warrants, conversion of convertible debentures and sale of a portion of common stock held by KDIC, the ownership percentage of KDIC as of December 31, 2010 is 56.97%, not considering treasury stock.

The Company registered with the Securities and Exchange Commission (“SEC”) in the United States of America and listed its American Depositary Shares on the New York Stock Exchange on September 29, 2003.

Risks and uncertainties

The Korean economy is tied to and is closely affected by the global economic conditions. During the second half of 2007 and all of 2008, financial and credit markets had experienced unprecedented disruption and volatility. In particular, in late July and early August 2007, market uncertainty in the U.S. sub-prime mortgage sector increased dramatically and further expanded to other markets, such as those for leveraged finance, collateralized debt obligations (“CDOs”) and other structured instruments. In September and October 2008, liquidity and credit concerns and volatility in the global financial markets increased significantly with the bankruptcy or acquisition of, and government assistance to, several major U.S. and European financial institution. These market uncertainties have resulted in market illiquidity, greater volatility, widening of credit spreads and a lack of price transparency in the global financial market. However, while the rate of deterioration of the global economy has slowed since the second half of 2009, with some signs of stabilization and improvement, the overall prospects for the Korean and global economy in 2011 and beyond remain uncertain.

Moreover, the Company’s operating revenues are impacted by fluctuations in foreign currency rates as a result of its liabilities and assets denominated in foreign currencies and its holdings of trading and investment securities. Beginning in the second half of 2008, the value of the Won relative to major foreign currencies in general and the U.S. dollar in particular has fluctuated widely.

Financial results of the Company will be adversely affected if these conditions, along with deterioration in the overall economy, should continue. The economic environment and related conditions will directly affect credit performance. The accompanying consolidated financial statements reflect management’s assessment of the impact to date of the economic environment on the financial position and results of operations of the Company. If these conditions persist for a prolonged period, adjustments to the carrying amount of its loans and investments would be required, and such adjustments could be material to the consolidated financial statements. The degree of the impact is dependent upon the duration and severity of such conditions.

Use of estimates

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses and disclosure of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Material estimates that are particularly susceptible to significant change in the near term primarily relate to the allowance for credit losses on loans and off-balance sheet credit instruments, investment securities, derivative financial instruments, deferred tax assets, financial instruments with no available market prices, stock based compensation, goodwill and other intangibles.

Basis of presentation

The Company maintains its accounts in accordance with accounting principles and practices employed by financial institutions and other enterprises in the Republic of Korea, whereas the accompanying consolidated financial statements reflect certain adjustments not recorded on the Company’s books, to present these statements in accordance with U.S. GAAP.

Unless otherwise stated herein, all references to 2008, 2009 and 2010 refer to the Company’s fiscal periods ended or the dates, December 31, 2008, December 31, 2009 and December 31, 2010, as the context requires. Certain reclassifications have been made to previously reported amounts to conform to current presentation. These reclassifications did not have a material impact on the Company’s previously reported consolidated financial position or results of operations.

Principles of consolidation

The consolidated financial statements of the Company include the accounts of the Holding Company and its subsidiaries which are generally controlled through a majority voting interest. The consolidated financial statements also include the accounts of the VIEs for which the Company has been determined to be the primary beneficiary (see Note 10). All significant intercompany transactions and balances have been eliminated in consolidation.

The Company accounts for investments in companies in which it owns a voting or economic interest of 20 to 50 percent and is not the primary beneficiary but has the ability to exercise significant influence over operating and financing decisions using the equity method of accounting. These investments are reported in other investment assets, and the Company’s proportionate share of income or loss of the equity method investees and gains and losses realized on disposition of investments are reported in “Investment securities gain (loss), net.”

The Company evaluates variable interests in entities for which voting interests are not an effective means of identifying controlling financial interests. Variable interests are interests in an entity that change with changes in the fair value of the entity’s net assets exclusive of variable interests. When the Company first becomes involved with the VIE, the Company evaluates the existence of a primary beneficiary. If the results of the evaluation indicate that the Company is the primary beneficiary, the Company consolidates that entity. If the evaluation indicates that an entity is no longer a VIE or that the Company is no longer its primary beneficiary, then the entity is deconsolidated. Likewise, if the result of an evaluation indicates that an entity has become a VIE or that the Company has become the primary beneficiary, the Company consolidates such VIE for the first time. The Company has significant VIEs which are not consolidated because the Company is not the primary beneficiary. These include Special Purpose Entities (“SPEs”) where the Company provides administration services and liquidity.

Prior to January 1, 2010, the Company consolidated a VIE if it had a majority of the expected losses or a majority of the expected residual returns or both. As of January 1, 2010, as the Company adopted the new Financial Accounting Standard Board (“FASB”) accounting guidance on consolidation of VIEs, the Company consolidates a VIE when it has both the power to direct the activities that most significantly impact the VIE’s economic success and a right to receive benefits or absorb losses of the entity that could be potentially significant to the VIE (see Note 10).

Goodwill and other intangible assets

Net assets of companies acquired in purchase transactions related to entities other than the banks described above are recorded at fair value at the date of acquisition, as such, the historical cost basis of individual assets and liabilities are adjusted to reflect their fair value. Goodwill is not amortized but is reviewed for potential impairment on at least an annual basis at the reporting unit level or, more frequently, if events and circumstances indicate a possible impairment.

Other identifiable intangible assets consist primarily of exclusive contractual rights, capitalized software costs and core deposit intangibles. Exclusive contractual rights are conditional transfers of cash or other assets to the municipal governments or non-profit organizations in exchange for the exclusive contractual right of acting as a main bank for the municipal governments or non-profit organizations. Core deposit intangible reflects the estimated fair value of the acquired demand deposits and savings accounts which the Company expects to maintain for an extended period of time because of the generally stable customer relationships. Exclusive contractual rights are being amortized over their estimated useful lives ranging from 3 to 20 years and the capitalized software costs are being amortized over their estimated useful lives ranging from 3 to 5 years, using the straight-line method. The core deposit intangible assets are amortized on an accelerated basis over their estimated useful lives in proportion to the estimated run-off of depositors. The estimated periods to be benefited by the core deposit intangible assets range from 5 to 10 years. The Company does not have intangible assets with indefinite useful lives.

Goodwill impairment testing is performed in two phases. The first step of the goodwill impairment test compares the fair value of the reporting unit with its carrying amount, including goodwill. If the fair value of the reporting unit exceeds its carrying amount, goodwill of the reporting unit is considered not impaired; however, if the carrying amount of the reporting unit exceeds its fair value, an additional procedure must be performed. That additional procedure compares the implied fair value of the reporting unit’s goodwill with the carrying amount of that goodwill. An impairment loss is recorded to the extent that the carrying amount of goodwill exceeds its implied fair value (see Note 14). Other intangible assets which have finite useful lives are evaluated for impairment if events and circumstances indicate a possible impairment. Such evaluation of other intangible assets is based on undiscounted cash flow projections.

Cash and cash equivalents

For purposes of the consolidated statements of cash flows, cash and cash equivalents are comprised of cash on hand, cash items in the process of collection, highly liquid securities and interest-earning deposits with original maturities of three months or less at the time of purchase, other than those used for trading purposes. Cash and cash equivalents also include reserve deposits which consist mainly of deposits with the Bank of Korea (“BOK”), which is the central bank in the Republic of Korea.

Under the Bank of Korea Act, Korean banks are required to maintain certain minimum reserves on deposit with the BOK on an average balance basis for a certain period of time based on the average balance of deposits and certain other factors. There are similar reserve deposit requirements for foreign subsidiaries and branches engaged in banking businesses in foreign countries. As of December 31, 2009 and 2010, the reserve funds maintained by the Company, which were included in “Cash and cash equivalents,” were 4,982,618 million Won and 8,808,028 million Won, respectively.

Restricted cash

Restricted cash is cash upon which withdrawal restrictions are imposed primarily due to banking regulations and pledges for certain contracts. Restricted cash primarily consists of funds deposited for certain contracts such as derivatives and borrowings.

Trading assets and liabilities, including derivatives

Trading assets include securities that are bought and held principally for the purpose of selling them in the near term. Trading positions are carried at fair value and recorded on a trade date basis. The Company recognizes changes in the fair value of trading positions as they occur in “Trading revenue, net.”

Trading assets and liabilities also include derivatives used for trading purposes and for non-trading purposes that do not qualify for hedge accounting treatment and foreign exchange spot contracts, which the Company carries at fair value. Trading and non-trading derivatives include interest rate and foreign currency swaps, credit indexed contracts, equity conversion options, puts and calls, warrants, and futures and forwards. The Company recognizes changes in the fair value of trading and non-trading derivatives that do not qualify for hedge accounting treatment and foreign exchange spot contracts as they occur in “Trading revenue, net.”

The fair value of trading securities, derivative instruments and foreign exchange spot contracts is determined using quoted market prices, including quotes from dealers trading those securities or instruments, when available. If quoted market prices are not available, the fair value is determined based on pricing models, quoted prices of instruments with similar characteristics or discounted cash flows.

Investments

Debt securities for which the Company has the positive ability and intent to hold until maturity are recorded at amortized cost and adjusted for accretion and amortization of discounts and premiums, respectively. Premiums and discounts for debt securities are amortized and accreted, respectively, using the effective interest rate method. Declines in the fair value of individual held-to-maturity securities below their amortized cost that are other-than-temporary result in write-downs of the individual securities to their fair value.

Securities not classified as held-to-maturity or trading are designated as available-for-sale. Available-for-sale securities include bonds obtained through private offering. Premiums and discounts for debt securities are amortized and accreted, respectively, using the effective interest rate method. Realized gains and losses on the sales of securities are determined using the specific identification method for debt securities and the moving average method for equity securities and are included in “Investment securities gain (loss), net.” Available-for-sale securities are reported at fair value. Unrealized gains and losses on available-for-sale securities are excluded from earnings and reported in “Accumulated other comprehensive income, net of tax.” Declines in the fair value of individual available-for-sale securities below their cost that are other-than-temporary result in write-downs of the individual securities to their fair value.

As of January 1, 2009, the Company adopted the amended guidance for the recognition of other-than-temporary impairment (“OTTI”) for debt securities. The Company considers OTTI for a debt security to have occurred if one of the following conditions are met and an OTTI write-down is recognized in earnings equal to the entire difference between the amortized costs basis and the fair value of the debt security: the Company intends to sell the impaired debt security; it is more likely than not that the Company will be required to sell the impaired debt security before recovery of the security’s amortized cost basis; or the Company does not expect to recover the entire amortized cost basis of the security. The Company’s evaluation of whether it is more-likely-than-not that the Company will be required to sell an impaired debt security before recovery of the security’s amortized cost basis considers the likelihood of sales that involve legal, regulatory or operational requirements. For impaired debt securities that the Company does not intend to sell and it is not more-likely-than-not that the Company will be required to sell before recovery of the security’s amortized cost basis, the Company evaluates whether the Company expects to recover the entire amortized cost basis of the security considering factors such as the financial condition of the issuer of the security including credit ratings and specific events affecting the operations of the issue, underlying assets that collateralize the debt security, and other industry and macroeconomic conditions. As a result, the amount of the OTTI is separated into an amount representing the credit loss, which is recognized in earnings, and the amount related to all other factors, which is recognized in other comprehensive income (“OCI”). The credit loss component recognized in earnings is identified as the amount of principal cash flows not expected to be received over the remaining term of the security as projected using the Company’s cash flow projections and its base assumptions.

For marketable equity securities, OTTI evaluations focus on whether evidence exists that supports recovery of the unrealized loss within a timeframe consistent with temporary impairment. Factors considered in this evaluation include the length of time and extent to which fair value is less than cost, the status of the security, the Company’s intent and ability to hold the security for a period of time sufficient to allow for any recovery in market value, and the conditions of the Korean and overseas economies. Management continues to closely monitor and evaluate these securities for impairment that is other than temporary. Unrealized losses for OTTI on equity securities are recognized in current period earnings under “Investment securities gain (loss), net.”

If the Company has decided to sell a specifically identified available-for-sale equity security whose fair value is less than its cost basis and the Company does not expect the fair value to recover prior to the expected time of the sale, a write-down for OTTI is recognized in earnings in the period in which the decision to sell is made.

Equity securities without readily determinable fair values and investments in equity securities accounted for under the equity method are classified as other investment assets. Equity securities without readily determinable fair values consist of non-marketable equity securities, restricted stock, and investments in limited partnerships. Those equity securities are recorded using the cost or equity methods of accounting. The cost method is used for those investments in which the Company does not have significant influence over the investees. Under this method, there is no change to the cost basis unless there is an other-than-temporary decline in value, which results in write-downs of the individual securities to their fair value. The equity method is used for those investments in which the Company has significant influence over the operations and financial policies of the investee. Under the equity method, the Company records its equity ownership share of the net income or loss of the investee in “Investment securities gain (loss), net.”

Loans and leases

Loans are reported at the principal amount outstanding adjusted for the allowance for loan losses, unearned income and loan origination fees and costs. Interest on loans is accrued at the effective rate and credited to income based on the principal amount outstanding.

The Company ceases the accrual of interest when principal or interest payments become one day past due. Any unpaid interest previously accrued on such loans is reversed against current year interest income. Cash receipts on non-accrual loans, for which the ultimate collectability is uncertain, are applied as principal reductions, otherwise payments are applied first to the delinquent interest, normal interest, and then to the loan balance until it is paid in full. However, the Company continues to accrue interest on past due loans that are fully secured by deposits or on which there are financial guarantees from the Korean government or certain financial institutions. Loans are returned to accrual status when all the principal and interest amounts contractually due are brought current unless the Company believes that collection of the principal and related interest is doubtful.

Securities received by the Company under a debt restructuring or settlement are recorded at the fair value of the security at the date of restructuring or settlement. Any difference between the security’s fair value and the net carrying amount of the loan is recorded as a direct charge-off or recovery on the loan as appropriate, through the allowance for loan losses.

The Company provides equipment financing to its customers. Direct financing leases are carried at the aggregate of lease payments receivable plus estimated residual value of the leased property less unearned income, which is recognized using the effective interest method.

Allowance for loan and lease losses

The allowance for loan and lease losses is maintained at a level believed by management to be sufficient to absorb estimated probable losses inherent in the loan and lease portfolio. The Company’s allowance for loan and lease losses is based on management’s continuing review and evaluation of the loan and lease portfolio and is management’s best estimate of probable losses which have been incurred as of the balance sheet date. The level of the allowance is based on an evaluation of the risk characteristics of the loan and lease portfolio and considers factors such as past loss experience and the financial condition of the borrower. Increases in the allowance for loan and lease losses are charged against income in the form of a provision for loan and lease losses. Adjustments to the allowance due to changes in measurement of impaired loans and leases are recognized through the provision for loan and lease losses. Loan and lease losses, net of recoveries, are charged directly to the allowance.

A commercial loan is considered as impaired when, after consideration of current information and events, it is probable that the Company will be unable to collect all amounts due, including principal and interest, according to the contractual terms of the loan. The Company considers the following types of loans to be impaired:

•	Loans classified as “substandard” or below according to asset classification guidelines of the FSC;

•	Loans that are 30 days or more past due;

•	Loans to companies that have received a warning from the Korean Federation of Banks indicating that companies have exhibited difficulties in making timely payments of principal and interest; and

•	Loans that are “troubled debt restructurings” under U.S. GAAP.

Once a loan is identified as impaired, management measures the loan based on the present value of expected future cash flows discounted at the loan’s effective interest rate or, as a practical expedient, at the loan’s observable market price or the fair value of the collateral if the loan is collateral dependent. If the resulting value is less than the book value of the loan, a specific allowance is established. Any amounts deemed uncollectible are charged against the allowance for loan losses. Consumer and credit card loans are charged-off at more than 180 days past due. Recoveries of previously charged-off amounts are credited to the allowance for loan losses. Consumer loans that are under troubled debt restructuring (“TDR”) and renegotiated credit card loans are classified as impaired loans.

The allowance for loan losses related to commercial loans that are not deemed to be impaired, consumer loans and credit card loans is established using the expected losses. Expected losses are the product of default probability and loss severity. The Company establishes the expected losses related to corporate loans that the Company does not deem to be impaired based on historical loss experience, which depends on the internal credit rating of the borrower, characteristics of the lending product and relevant collateral. The Company establishes the expected losses related to consumer loans and credit card balances based on historical loss experience, which depends on delinquency and collateral.

For loans extended as a result of in-lieu payments made by the Company due to guarantee obligations, the Company records the loan at face value as of the payment date and records an increase to the allowance for loan losses and a decrease in the allowance for credit-related commitments based on the excess of the face value over the fair value of the loan. For repurchased loans subject to repurchase obligations, the Company records the loan at its fair value on the repurchase date. The excess of the repurchase price over the fair value, if any, is set off against the allowance for repurchase obligations. Such fair value is determined based on the discounted cash flow method.

Allowance for credit-related commitments and repurchase obligations

The allowance for credit-related commitments is maintained at a level believed by management to be sufficient to absorb estimated probable losses inherent in the off-balance sheet commitments which include guarantees, commercial letters of credit, unused lines of credit and commitments to extend credit. The Company analyzes its off-balance sheet commitments for possible losses associated with such commitments. The Company reviews the ability of the counterparty of the underlying credit commitment to perform under the commitment. If it is determined that a loss is probable and estimable, the Company records a liability for other credit exposures in a similar manner as if a loan was granted under the terms of the commitment. The allowance for credit-related commitments is reflected in “Other liabilities.”

The allowance for repurchase obligations is also maintained at a level believed by management to be sufficient to absorb estimated probable losses, estimated to be the difference between the future repurchase price and the fair value of the repurchased loan. The allowance for repurchase obligations is included in “Other liabilities.”

Deferred loan origination fees and costs

The Company recognizes certain employee and other direct costs associated with originating loans over the life of the loan as an adjustment of yield, net of any related fees received. The deferred fee income includes project financing fees related to the investment banking business, annual membership fees related to the credit card business and others. The deferred loan origination costs relate to direct loan origination activities performed by the Company that include evaluating the prospective borrower’s financial condition, recording guarantees, collateral and other security arrangements, negotiating loan terms, preparing and processing loan documents, and closing the transaction. All other lending-related costs, including costs related to activities performed by the Company for advertising, soliciting potential borrowers, servicing existing loans, and other ancillary activities related to establishing and monitoring credit policies, supervision, and administration, are expensed as incurred.

Premises and equipment

Premises, equipment, leasehold improvements and capitalized leases are stated at cost less accumulated depreciation. Depreciation of buildings and leasehold improvements is computed on a straight-line basis over the estimated useful lives of the assets, or the term of the lease, if shorter, in the case of leasehold improvements. Depreciation of equipment and furniture and capitalized leases is computed on a declining balance basis over the useful lives of the assets. Gains or losses on disposals of premises and equipment are determined by reference to their carrying amount. Maintenance and repairs are charged to expense as incurred.

The estimated useful lives of premises and equipment are as follows:

Buildings	20 - 50 years
Equipment and furniture	4 - 8 years
Leasehold improvements	4 - 5 years
Capitalized leases	5 years

Assets held-for-sale

Certain assets to be disposed of are classified as held-for-sale in accordance with Accounting Standards Codification (“ASC”) 360-10 “Property, Plant, and Equipment.” These assets are carried at the lower of aggregate cost or market value; accordingly, a loss is recognized for any initial or subsequent write-down to fair value less estimated selling costs.

Assets acquired through a loan foreclosure are initially recorded at fair value, less estimated selling costs, at the date of acquisition and are classified as held-for-sale. After acquisition, such assets are carried at the lower of their carrying amounts or fair values as determined by their estimated public auction price, net of selling costs.

Loans are designated as held-for-sale when the Company has a positive intent to sell the loans in the foreseeable future. Loans held-for-sale include mortgage loans and are carried at the lower of aggregate cost or market value as determined on an aggregate basis. Loans held-for-sale are included in “Assets held-for-sale.”

Derivatives and hedging activities

The Company uses various derivative instruments outside of its trading activities, including interest rate and foreign exchange swaps, futures, forwards and options, to manage the interest rate characteristics of certain assets or liabilities and to economically hedge against the effects of fluctuations in interest rates or foreign exchange rates. The Company designates a derivative as held for trading or hedging purposes when it enters into a derivative contract.

Derivatives designated as hedges must be highly effective at reducing the risk associated with the exposure being hedged. Each derivative must be formally designated as a hedge, with documentation of the risk management objective and strategy for the hedge, identification of the hedging instrument, the hedged item and risk exposure, and how effectiveness is assessed prospectively and retrospectively at inception and on a regular basis using quantitative measures.

For the years ended December 31, 2008, 2009 and 2010, the Company has only entered into fair value hedge relationships whereby the Company enters into a derivative contract and the derivative instrument is designated as a hedge of the fair value of a recognized asset or liability or of an unrecognized firm commitment. Changes in the fair value of the derivatives and the related hedged items due to changes in the LIBOR are recognized currently in earnings. The Company applied fair value hedge accounting for the interest rate swap transactions that qualified for the short-cut method of hedge accounting. Since no ineffectiveness was assumed for those transactions, no ineffective portion was recognized in earnings for the years ended December 31, 2008, 2009, and 2010.

The Company discontinues hedge accounting prospectively when it is determined that the derivative is no longer an effective hedge; the derivative expires or is sold, terminated or exercised; or the hedge designation is removed. In these circumstances, the derivative will continue to be recorded on the balance sheet at its fair value with subsequent changes in fair value included in current earnings. For a discontinued fair value hedge, the previously hedged item is no longer adjusted for changes in fair value.

Fair value hedges are accounted for by recording the fair value of the financial derivative instrument and the change in fair value of the asset or liability being hedged on the consolidated balance sheet with the net difference, or hedge ineffectiveness, reported as fair value adjustments of financial derivatives in other non-interest expenses in the consolidated statements of income. Cash payments or receipts and related accruals during the reporting period on derivatives included in fair value hedge relationships are recorded as an adjustment to interest income on the hedged asset or liability. If a financial derivative in a fair value hedging relationship is no longer effective, de-designated from its hedging relationship or terminated, the Company discontinues fair value hedge accounting for the derivative and the hedged item. Changes in the fair value of these derivative instruments no longer designated in an accounting hedge relationship are recorded in “Trading revenue, net” in the consolidated statement of income.

The accumulated adjustment of the carrying amount of the hedged interest-earning asset or liability is recognized in earnings as an adjustment to interest income over the expected remaining life of the asset using the effective interest method.

Cash flow hedges are accounted for by recording the fair value of the financial derivative instrument as either a freestanding asset or a freestanding liability in the consolidated balance sheet, with the effective portion of the change in fair value of the financial derivative recorded in AOCI, net of tax in the consolidated balance sheet. Amounts are then included in operating interest expense as a yield adjustment in the same period the hedged forecasted transaction affects earnings. The ineffective portion of the change in fair value of the financial derivative is reported as fair value adjustments of financial derivatives in other expense excluding interest in the consolidated statement of income. If it becomes probable that a hedged forecasted transaction will not occur, amounts included in AOCI related to the specific hedging instruments are reported as trading revenue, net in the consolidated statement of income. Derivative gains and losses that are not held as accounting hedges are recognized as “Trading revenue, net” in the consolidated statement of income as these derivatives do not qualify for hedge accounting. If a financial derivative ceases to be highly effective as a hedge, hedge accounting is discontinued prospectively and the financial derivative instrument continues to be recorded at fair value with changes in fair value being reported in the “Trading revenue, net” in the consolidated statement of income.

The majority of the Company’s derivatives do not qualify for hedge accounting despite being economic hedges, changes in the fair value of these derivatives are included in “Trading revenue, net.” Certain types of the Company’s hedge relationships have qualified as hedges under the short-cut method. The short-cut method assumes no ineffectiveness in a hedging relationship involving an interest rate swap and an interest-bearing asset or liability. The changes in the fair value of the derivatives and the changes in the fair value of the hedged item attributable to the risk being hedged will be completely offset at the hedge’s inception and on an on-going basis. Under the short-cut method, among other requirements, the critical terms of the derivative instrument and the hedged item should be initially the same and subsequently stay the same throughout the hedge’s life and such needs to be documented to support the ongoing application of hedge accounting.

Trust fees and compensation to the trust accounts

The Company receives fees for its management of trust assets, which are recognized on an accrual basis when the management services are provided and earned. The Company also is entitled to receive performance-based fees for certain trust accounts. These performance-based fees are recognized at the end of the performance period.

In addition, the Company is liable to compensate trust account holders for losses incurred in certain trust accounts subject to minimum return and principal, or principal guarantees. Accounts of such trusts are consolidated in the accompanying consolidated financial statements. The Company recognizes revenues and expenses related to these trusts on an accrual basis when the related interest income is earned and the interest expense is due to the account holders.

Fees and commission income

Fees and commissions primarily consist of credit card fees, fees on guarantees and import/export letters of credit, and commissions received on remittance, cash dispenser service, cash management services and others. Such fees are recognized when earned.

Fair value measurement

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Company determines the fair value for its financial instruments and for nonfinancial assets and nonfinancial liabilities that are recognized or disclosed at fair value in the consolidated financial statements on a recurring basis. In addition, the Company determines the fair value for nonfinancial assets and nonfinancial liabilities on a nonrecurring basis as required during impairment testing or by other accounting guidance. ASC 820 “Fair Value Measurements and Disclosures” requires the Company to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. In addition, ASC 820 specifies a hierarchy of valuation techniques based on whether the inputs to those valuation techniques are observable or unobservable. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s market assumptions.

The fair value measurement accounting guidance describes the following three levels used to classify fair value measurements:

Level 1: Quoted prices in active markets for identical assets or liabilities. Level 1 assets and liabilities include debt and equity securities and derivative contracts that are traded in an active exchange market, as well as certain securities that are highly liquid and are actively traded in over-the-counter markets.

Level 2: Observable inputs other than Level 1 such as: quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, or other inputs that are observable or can be corroborated to observable market data for substantially the full term of the asset or liability. Level 2 assets and liabilities may include certain debt and equity securities and over-the-counter derivative contracts whose fair value is determined using a pricing model without significant unobservable inputs.

Level 3: Valuation is generated from model-based techniques that use significant assumptions not observable in the market. These unobservable assumptions reflect estimates of assumptions that market participants would use in pricing the asset or liability. Valuation techniques include use of option pricing models, discounted cash flow models and similar techniques.

The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement.

The fair value of financial instruments and the methods and assumptions used in estimating fair value amounts are detailed in Note 32.

Income taxes

The Company accounts for income taxes in accordance with ASC 740 “Accounting for Income Taxes” as interpreted by the FASB, which prescribe two components of income tax expense: current and deferred. Current income tax expense approximates taxes to be paid or refunded for the current period and deferred income tax expense is provided on an asset and liability method whereby deferred tax assets are recognized for deductible temporary differences, including operating losses and tax credit carryforwards, and deferred tax liabilities are recognized for taxable temporary differences. Temporary differences are the differences between the carrying values of assets and liabilities for financial reporting purposes and their tax bases. Deferred income tax benefit or expense is then recognized for the change in deferred tax assets or liabilities between periods. Deferred tax assets and liabilities are adjusted for the effect of changes in tax laws and rates on the date of enactment.

In accordance with the Korean Corporate Tax Act, the Holding Company and its wholly owned domestic subsidiaries have adopted a consolidated tax return from the year ended December 31, 2010. Such domestic subsidiaries represent Woori Bank, Woori FIS, Woori F&I, Woori Asset Management, Woori PE, Woori Credit Information and Woori AMC, which are subject to the consolidated tax return along with the Holding Company as of December 31, 2010. For all other subsidiaries of the Holding Company, income tax is calculated on an individual entity basis and losses incurred by these other subsidiaries cannot be offset against profits earned by any other profitable entity.

Deferred tax assets, including the carryforwards of unused tax losses, are recognized to the extent it is more likely than not that the deferred tax assets will be realized. To the extent the deferred tax assets are not realizable, a valuation allowance is recognized. Valuation allowances are established, when necessary, to reduce deferred tax assets when it is more likely than not that a portion or all of a given deferred tax asset will not be realized.

With respect to net operating loss (“NOL”) carryforwards and differences between the assigned values and the tax bases of the assets and liabilities in entities acquired by KDIC, the utilization of pre-acquisition NOL carryforwards and deductible temporary differences (by eliminating valuation allowance) resulted in the reduction of the deficit equity recorded at the time of acquisition.

To determine the appropriate level of tax reserve for uncertain tax positions, the Company uses a two-step approach wherein a tax benefit is recognized if a position is more-likely-than-not to be sustained. The amount of the benefit is then measured as the highest tax benefit which is greater than 50% likely to be realized. The difference between the benefit recognized for a position and the tax benefit claimed on a tax return is referred to as an unrecognized tax benefit.

Additionally, interest and penalties related to tax positions are recorded as a component of income tax expense. See Note 29 to the consolidated financial statements for further details of the Company’s provision and related income tax assets and liabilities.

Other comprehensive income, net of tax

“Other comprehensive income, net of tax” primarily consists of unrealized gains and losses, on an after-tax basis, related to available-for-sale securities and foreign currency translation adjustments. Gains and losses on available-for-sale securities are reclassified and included in “Net income” as the gains or losses are realized upon sale of the securities. Unrealized losses on available-for-sale securities are also reclassified to “Net income” when deemed to be other-than-temporary. Unrealized gains or losses on foreign currency translation adjustments are reclassified to “Net income” upon the sale or liquidation of foreign operations.

Earnings per share

Basic earnings per share (“EPS”) is computed by dividing the net income applicable to common shares by the weighted average number of common shares outstanding for the period. Diluted EPS reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised and has been computed after giving consideration to the weighted average dilutive effect of the Company’s stock compensation awards and convertible bonds.

Transfer of financial assets

The Company records a transfer of financial assets as a sale when it surrenders control over those financial assets to the extent that consideration other than beneficial interests in the transferred asset is received in exchange. Otherwise, the transfer is accounted for as a collateralized borrowing transaction. The Company considers control surrendered when all conditions prescribed by ASC 860 “Transfers and Servicing” are met. Those conditions focus on whether the transferred financial assets are isolated beyond the reach of the Company and its creditors, the constraints on the transferee or beneficial interest holders, and the Company’s rights and obligations to reacquire transferred financial assets. As appropriate, the Company obtains legal opinions supporting the conclusion that any transferred financial assets are isolated beyond the reach of the Company and its creditors.

Transfers of loans and securities related to certain securitizations, in which the control over the loans and securities has not been surrendered, are accounted for as secured borrowings. The liability for funds received under the related loans and securities sale agreements is included in “Secured borrowings.” Also, the amounts borrowed based on collateral and the amounts borrowed under repurchase agreements in which control over the related securities has not been surrendered by the transferor are included in “Secured borrowings.”

The Company pledges loans as collateral for certain borrowings. These borrowings are structured as transfers of loans through asset securitizations, which are retained on the consolidated balance sheets, as the Company retains control of the assets transferred. The Company also pledges securities as collateral, primarily for borrowings structured as a transfer of securities through asset securitizations. The Company retains control of the securities and retains them on the balance sheet. Securities pledged against borrowings cannot be sold or re-pledged by the Company. However, the Company has the right to substitute the collateral provided that this is not to the detriment of the creditor.

Resale and repurchase agreements

The Company enters into short-term purchases of securities under agreements to resell (“resale agreements”) and sales of securities under agreements to repurchase (“repurchase agreements”) of substantially identical securities. Resale agreements and repurchase agreements are accounted for as secured lending and secured borrowing transactions, respectively, when control over the related securities has not been surrendered by the transferor. When control over the related securities has been surrendered by the transferor, the Company accounts for its resale agreements as purchases of securities with related forward commitments to resell and accounts for its repurchase agreements as sales of securities with related forward commitments to repurchase. It is the Company’s policy to take possession of securities under agreements to resell. The Company minimizes the credit risk associated with these transactions by monitoring its aggregate credit exposure to each counterparty and by monitoring collateral value and requiring the counterparty to deposit additional collateral with the Company when deemed necessary.

The Company carries the amount paid under resale agreements accounted for as secured lending transactions and the amount received under repurchase agreements accounted for as secured borrowings transactions on its balance sheet. Interest earned on resale agreements and interest incurred on repurchase agreements are reported as interest income and interest expense, respectively.

Foreign currency translation

Foreign currency translation represents the effects of translating into Korean Won, the financial position and results of operations of entities located outside of Korea that have a functional currency other than the Korean Won, which is the Holding Company’s functional and reporting currency. Foreign currency translation is recorded as a component of “Accumulated other comprehensive income, net of tax” within stockholders’ equity. Assets and liabilities are translated into Korean Won at period-end exchange rates, and income and expense items are translated using average rates for the relevant periods.

Foreign currency transactions executed by domestic Korean entities are accounted for at the exchange rates prevailing on the related transaction dates. Assets and liabilities denominated in foreign currencies are recorded and reported in the accompanying consolidated balance sheets using the period-end exchange rates. Gains and losses resulting from the settlement of foreign currency transactions and from the translation of assets and liabilities denominated in foreign currencies are recognized in the consolidated statements of income except for gains and losses arising from the translation of available-for-sale securities, which are recorded as a component of “Accumulated other comprehensive income, net of tax.”

United States dollar amounts

The Company operates primarily in Korea and its official accounting records are maintained in Korean Won. The United States dollar (“U.S. dollar,” “US $”) amounts are provided herein as supplementary information solely for the convenience of the reader. Korean Won amounts are expressed in U.S. dollars at the rate of 1,130.6 Won to US $1.00, the noon buying exchange rate in effect on December 31, 2010 as quoted by the Federal Reserve Bank of New York in the United States. Such convenience translation into U.S. dollars should not be construed as representations that the Korean Won amounts have been, could have been, or could in the future be, converted at this or any other rate of exchange.

Recent Accounting Standards	12 Months Ended
Dec. 31, 2010
Recent Accounting Standards [Abstract]
Recent Accounting Standards

2.	Recent Accounting Standards

Noncontrolling Interests in Consolidated Financial Statements (ASC 810)

In December 2007, the FASB issued an amended accounting standard related to noncontrolling interests in consolidated financial statements, which applies to all entities that prepare consolidated financial statements, except for not-for-profit organizations, but will affect only those entities that have an outstanding noncontrolling interest in one or more subsidiaries. The standard requires that ownership interests in consolidated subsidiaries held by parties other than the parent be accounted for and presented as equity, rather than as a liability or mezzanine caption and changes in the parent’s ownership interest while the parent retains its controlling financial interest in its subsidiaries be accounted for as equity transactions. The Company adopted the standard on January 1, 2009. As a result, the amount of 340,830 million Won of noncontrolling interest as of December 31, 2008 was reclassified from the mezzanine caption to equity.

Fair Value Measurements and Disclosures (ASC 820)

In August 2009, the FASB amended the fair value measurements accounting guidance for measuring the fair value of liabilities. The amended accounting guidance clarifies that the quoted price for an identical liability, when traded as an asset in an active market, is also a Level 1 measurement for that liability when no adjustment to the quoted price is required. In the absence of a Level 1 measurement, the amended accounting guidance clarifies that the Company must use a valuation technique that uses a quoted price or a valuation technique based on the amount the Company would pay to transfer the identical liability or receive to enter into an identical liability. The amended accounting guidance was effective in the fourth quarter 2009 with adoption applied prospectively. The Company’s adoption of the amended fair value measurements accounting guidance for measuring the fair value of liabilities did not have an impact on its financial condition, results of operations or cash flows.

In January 2010, the FASB amended the disclosure guidance related to fair value measurements. The amended disclosure guidance requires new fair value measurement disclosures and clarifies existing fair value measurement disclosure requirements. The amended disclosure guidance related to disclosures about purchases, sales, issuances and settlements of Level 3 instruments will be effective for fiscal years beginning after December 15, 2010. The remaining amended disclosure guidance became effective for annual reporting periods beginning after December 31, 2009, or January 1, 2010 for the Company. The amended fair value disclosures are set forth in Note 32.

Consolidation of Variable Interest Entities (ASC 810)

In June 2009, the FASB amended the accounting and disclosure guidance for the consolidation of variable interest entities. The amended accounting guidance requires the reconsideration of previous conclusions related to the consolidation of variable interest entities, including whether an entity is a variable interest entity and whether the Company is the variable interest entity’s primary beneficiary. Under the new guidance, a VIE’s primary beneficiary is the entity that has the power to direct the VIE’s significant activities, and has an obligation to absorb losses or the right to receive benefits that could be potentially significant to the VIE. The guidance also requires companies to continually reassess whether they are the primary beneficiary of a VIE, whereas the previous rules only required reconsideration upon the occurrence of certain triggering events. The amended accounting and disclosure guidance is effective as of the beginning of the first fiscal year that begins after November 15, 2009, or January 1, 2010 for the Company. The Company’s reconsideration of previous conclusions related to the consolidation of variable interest entities results in the consolidation of additional entities as of January 1, 2010 (see Note 10 for additional information).

In addition, the amended accounting guidance requires that a reporting entity separately presents the assets of a consolidated VIE that can be used only to settle obligations of the consolidated VIE and the liabilities of a consolidated VIE for which creditors or beneficial interest holders do not have recourse to the general credit of the primary beneficiary, on the face of financial statements. The Company adopted the standard on January 1, 2010 and separately disclosed assets and liabilities of consolidated VIEs, based on the category, on the face of consolidated balance sheets as of December 31, 2010.

Scope Exception Related to Embedded Credit Derivatives (ASC 815)

In March 2010, the FASB amended the accounting guidance for derivatives and hedging to clarify the type of embedded credit derivative that is exempt from embedded derivative bifurcation requirements. An embedded credit derivative that is related only to the subordination of one financial instrument to another qualifies for the exemption. As a result, entities that have contracts containing an embedded credit derivative feature in a form other than such subordination may need to separately account for the embedded credit derivative feature. The amended accounting guidance became effective July 1, 2010. The Company’s adoption of the amended accounting guidance did not affect its financial condition, results of operations or cash flows.

Effect of a Loan Modification When the Loan Is Part of a Pool That Is Accounted for as a Single Asset (ASC 310)

In April 2010, the FASB provided guidance for modified loans when the loans are accounted for within pools. The guidance improves comparability by eliminating diversity in practice about the treatment of modifications of loans accounted for within pools. Furthermore, it clarifies guidance about maintaining the integrity of a pool as the unit of accounting for acquired loans with credit deterioration. The new accounting guidance is effective for modifications of loans accounted for within pools occurring in the first interim or annual period ending on or after July 15, 2010, or December 31, 2010 for the Company. The Company’s adoption of this guidance did not affect its financial condition, results of operations or cash flows.

Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses (ASC 310)

In July 2010, the FASB amended the disclosure guidance for financial receivables and the allowance for credit losses. The amendments require a greater level of disaggregated information about the allowance for credit losses and the credit quality of financing receivables.

In January 2011, the FASB delayed the effective date of the amended disclosure guidance for the TDR. The delay is intended to allow the FASB time to complete its deliberations on what constitutes a TDR.

Other than the deferral of the TDR disclosures, the amended disclosure guidance related to information as of the end of a reporting period became effective December 31, 2010 for the Company. The Company’s disclosures reflect the adoption of this amended disclosure guidance in Note 11 - Loans.

In April 2011, the FASB issued the amended guidance for accounting for TDRs. This clarifies the guidance on a creditor’s evaluation of whether it has granted a concession and whether a debtor is experiencing financial difficulties. The new guidance about TDRs is effective for the first interim or annual period beginning on or after June 15, 2011. This will have no impact on the Company’s accounting for TDRs as the Company has adopted International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”) beginning in 2011 and discontinued the use of U.S. GAAP subsequent to December 31, 2010.

Financial Reporting after 2010

Beginning in 2011, all listed companies in Korea are required to prepare their financial statements under the Korean equivalent of IFRS as issued by IASB (International Accounting Standards Board). Accordingly, the Company’s quarterly and annual financial statements for 2011 and subsequent years will be prepared in accordance with IFRS. Therefore, the Company will discontinue the use of U.S. GAAP financial reporting subsequent to December 31, 2010 and its 2010 consolidated financial statements under IFRS may be materially different than the accompanying 2010 U.S. GAAP consolidated financial statements.

Business Developments	12 Months Ended
Dec. 31, 2010
Business Developments [Abstract]
Business Developments

3.	Business Developments

Acquisition of Woori Aviva Life Insurance Co., Ltd.

On April 4, 2008, the Holding Company completed its acquisition of Woori Aviva Life Insurance Co., Ltd. (“Woori Aviva”) in accordance with a memorandum of understanding with Aviva International Holdings Limited (“Aviva”). Under the terms of the stock purchase contract, the Holding Company acquired 3,060,000 shares, or 51% of the outstanding shares, for 76,335 million Won and Aviva acquired 2,438,757 shares, or 40.65%. Woori Aviva is operating 44 domestic branches and 191 agencies as of December 31, 2010.

In accordance with a joint venture agreement with Aviva, both the Holding Company and Aviva have the right to participate in the management of Woori Aviva by each appointing two of the four board members. Woori Aviva’s board needs to approve matters to be considered and voted on by shareholders. Furthermore, at least, 60% of the outstanding common shares is needed to approve a matter subject to a vote by the share holders.

The Company does not have control of Woori Aviva through its voting rights or ability to elect two of the four members of the board under the terms of the agreement and, furthermore, Aviva maintains substantive participation rights in Woori Aviva. Therefore, the Company accounts for its investment in Woori Aviva under the equity method of accounting.

Establishment of Woori FG Savings Bank Co., Ltd.

The Company established Woori FG Savings Bank Co., Ltd. by funding 110 billion Won of capital in March 2011. On March 11, 2011, the Company entered into an agreement with KDIC to acquire assets and liabilities from Samhwa Saving Bank Co., Ltd. Subsequently, on March 16, 2011, Samhwa Saving Bank Co., Ltd. transferred its assets and liabilities to Woori FG Saving Bank Co., Ltd. in accordance with the agreement.

Restricted Cash	12 Months Ended
Dec. 31, 2010
Restricted Cash [Abstract]
Restricted Cash

4.	Restricted Cash

The following table presents the restricted cash as of December 31:

	Korean Won (in millions)
	2009	2010

Deposits related to derivatives contracts	574,287	344,849
Deposits for guarantee of payment for secured borrowings	2,008	15,662
Other	12,055	117,656

Total	588,350	478,167

The deposits related to derivatives contracts are generally restricted until the related derivatives contracts expire. Also, the Company made deposits as collateral for senior collateralized bond obligations.

Call Loans and Securities Purchased under Resale Agreements	12 Months Ended
Dec. 31, 2010
Call Loans and Securities Purchased under Resale Agreements [Abstract]
Call Loans and Securities Purchased under Resale Agreements

5.	Call Loans and Securities Purchased under Resale Agreements

Call loans and securities purchased under agreements to resell, at their respective carrying values, consisted of the following as of December 31:

	Korean Won (in millions)
	2009	2010

Call loans(1)	4,666,137	3,663,416
Securities purchased under resale agreements	1,858,270	801,398

Total	6,524,407	4,464,814

(1)	Call loans are short-term lending among banks and financial institutions, with maturities of 90 days or less for call loans in Won currency and 30 days or less for call loans in foreign currencies. Typically, call loans have maturities of one day.

Trading Assets and Liabilities	12 Months Ended
Dec. 31, 2010
Trading Assets and Liabilities [Abstract]
Trading Assets and Liabilities

6.	Trading Assets and Liabilities

The following table presents trading assets and liabilities as of December 31:

	Korean Won (in millions)
	2009	2010

Trading assets:
Debt securities
Korean treasury and government agencies	3,380,238	3,288,068
Corporate	4,666,957	4,956,485
Financial institutions	891,027	837,955
Asset-backed securities(1)	727,977	16,238
Equity securities	379,247	261,715
Beneficiary certificates(2)	45,423	56,893

Total debt and equity instruments	10,090,869	9,417,354

Foreign exchange spot contracts	1,373	1,855
Derivative instruments
Foreign currency derivatives	2,798,747	2,218,410
Interest rate derivatives	1,240,545	1,360,028
Equity derivatives	54,426	77,270
Commodity derivatives	39,319	25,187

Total derivative instruments and foreign exchange spot contracts	4,134,410	3,682,750

Total trading assets	14,225,279	13,100,104

Trading liabilities:
Foreign exchange spot contracts	2,705	2,099
Derivative instruments
Foreign currency derivatives	2,152,913	1,550,916
Interest rate derivatives	1,287,285	1,406,508
Credit derivatives	192,265	351
Equity derivatives	453,885	351,883
Commodity derivatives	42,188	25,442

Total trading liabilities	4,131,241	3,337,199

(1)	Asset-backed securities whose value and income payments are mainly derived from and collateralized by a specific pool of underlying assets such as loans collateralized by real estate or automobiles, credit card loans, mortgage loans, loans to constructions and various type of loans.
(2)	Beneficiary certificates are beneficial interests in an investment pool in the form of certificates.

Trading Revenue, Net	12 Months Ended
Dec. 31, 2010
Trading Revenue, Net [Abstract]
Trading Revenue, Net

7.	Trading Revenue, Net

The following table presents net trading related revenue for the years ended December 31:

	Korean Won (in millions)
	2008	2009	2010

Debt securities	111,718	(94,512)	80,112
Equity securities	(119,177)	95,841	61,927
Beneficiary certificates	4,173	7,854	42,821
FX transactions	1,295,512	874,750	271,263
Derivative instruments	(1,740,564)	(606,619)	154,101

Total net trading related revenue (losses)	(448,338)	277,314	610,224

For the years ended December 31, 2008, 2009 and 2010, net unrealized holding gains (losses) on trading securities of 105,434 million Won, (41,292) million Won and 26,359 million Won, respectively, were included in “Trading revenue, net.”

Investment Securities	12 Months Ended
Dec. 31, 2010
Investment Securities [Abstract]
Investment Securities

8.	Investment Securities

As of December 31, 2009, the amortized cost and estimated fair value of the Company’s available-for-sale securities and held-to-maturity securities and the related unrealized gains and losses were as follows:

	Korean Won (in millions)
		Gross	Gross
	Amortized	unrealized	unrealized	Fair
	cost	gain	loss	value

Available-for-sale securities:
Debt securities
Korean treasury and government agencies	4,360,512	13,354	(25,966)	4,347,900
Corporate	6,788,730	245,485	(74,177)	6,960,038
Financial institutions	2,262,118	14,435	(11,292)	2,265,261
Asset-backed securities(1)	765,753	80,577	(7,841)	838,489
Foreign governments	73,563	111	(88)	73,586
Equity securities	129,293	244,761	(6,288)	367,766
Beneficiary certificates(2)	1,181,386	49,906	(25,066)	1,206,226

Total available-for-sale securities	15,561,355	648,629	(150,718)	16,059,266

Held-to-maturity securities:
Debt securities
Korean treasury and government agencies	11,502,132	49,809	(31,747)	11,520,194
Corporate	1,357,748	14,503	(2,901)	1,369,350
Financial institutions	2,502,664	15,224	(2,395)	2,515,493
Asset-backed securities(1)	491,179	4,398	(52)	495,525
Foreign governments	120,041	88	—	120,129

Total held-to-maturity securities	15,973,764	84,022	(37,095)	16,020,691

(1)	Asset-backed securities whose value and income payments are mainly derived from and collateralized by a specific pool of underlying assets such as loans collateralized by real estate or automobiles, credit card loans, mortgage loans, loans to constructions and various type of loans.
(2)	Beneficiary certificates are beneficial interests in an investment pool in the form of certificates.

As of December 31, 2010, the amortized cost and estimated fair value of the Company’s available-for-sale securities and held-to-maturity securities and the related unrealized gains and losses were as follows:

	Korean Won (in millions)
		Gross	Gross
	Amortized	unrealized	unrealized	Fair
	cost	gain	loss	value

Available-for-sale securities:
Debt securities
Korean treasury and government agencies	6,619,484	51,676	(1,383)	6,669,777
Corporate	6,084,111	251,838	(93,957)	6,241,992
Financial institutions	2,937,626	50,915	(2,106)	2,986,435
Asset-backed securities(1)	814,193	4,010	(3,657)	814,546
Foreign governments	25,476	14	(60)	25,430
Equity securities	531,770	159,730	(16,385)	675,115
Beneficiary certificates(2)	1,495,073	113,608	(1,652)	1,607,029

Total available-for-sale securities	18,507,733	631,791	(119,200)	19,020,324

Held-to-maturity securities:
Debt securities
Korean treasury and government agencies	12,115,040	174,160	(1,426)	12,287,774
Corporate	4,414,631	54,481	(10,479)	4,458,633
Financial institutions	1,791,124	22,954	(283)	1,813,795
Asset-backed securities(1)	1,468,457	13,524	—	1,481,981
Foreign governments	115,974	—	—	115,974

Total held-to-maturity securities	19,905,226	265,119	(12,188)	20,158,157

(1)	Asset-backed securities whose value and income payments are mainly derived from and collateralized by a specific pool of underlying assets such as loans collateralized by real estate or automobiles, credit card loans, mortgage loans, loans to constructions and various type of loans.
(2)	Beneficiary certificates are beneficial interests in an investment pool in the form of certificates.

The Bank of Korea (“BOK”), the Korea Development Bank (“KDB”), and Korea Asset Management Corporation (“KAMCO”) are financial institutions owned and controlled by the Korean government. Monetary Stabilization Bonds were issued by BOK and included in Korean treasury and government agencies, and Industrial Financial Debentures were issued by KDB and were included in financial institutions. Non-Performing Assets (“NPA”) Management Fund Bonds, issued by KAMCO were included in Korean treasury and government agencies. Monetary Stabilization Bonds, Industrial Financial Debentures and NPA Management Fund Bonds as of December 31, 2009 and 2010 are summarized below:

	Korean Won (in millions)
	2009		2010
	Amortized cost	Fair value	Amortized cost	Fair value

Monetary Stabilization Bonds
Trading securities	822,292	818,290	1,404,702	1,406,695
Available-for-sale securities	1,543,027	1,545,954	3,343,633	3,350,844
Held-to-maturity securities	8,926,589	8,946,371	6,041,087	6,070,217

Total	11,291,908	11,310,615	10,789,422	10,827,756

Industrial Financial Debentures
Trading securities	—	—	70,122	70,151
Available-for-sale securities	116,013	117,786	251,835	252,255
Held-to-maturity securities	110,119	110,372	445,228	448,960

Total	226,132	228,158	767,185	771,366

NPA Management Fund Bonds
Available-for-sale securities	20,276	20,789	—	—
Held-to-maturity securities	10,228	10,321	20,000	20,337

Total	30,504	31,110	20,000	20,337

For the years ended December 31, 2008, 2009 and 2010, the Company recognized impairment losses of 591,530 million Won, 234,825 million Won and 171,578 million Won, respectively, on available-for-sale securities and held-to-maturity securities, where decreases in values were deemed to be other-than-temporary. Of the impairment losses recorded for the years ended December 31, 2008, 2009 and 2010, 83,040 million Won, 48,790 million Won and 42,555 million Won of impairment losses on equity securities and beneficiary certificates were included in “Investment securities gain (loss), net.”

Since 2008, there has been a decline in the fair value of the Company’s asset-backed securities portfolio, specifically U.S. CDOs, as a result of deteriorating conditions in the U.S. subprime/credit market. Accordingly, the Company wrote down 331,608 million Won, 14,490 million Won and 379 million Won of U.S. CDOs and charged the losses to current operations in 2008, 2009 and 2010, respectively, as the Company considered the losses to be other-than-temporary. In 2010, the Company disposed 90,133 million Won of U.S. CDOs. As a result, the carrying amount of the Company’s investment in U.S. CDOs was 108,002 million Won, 103,692 million Won and 13,180 million Won as of December 31, 2008, 2009 and 2010, respectively. These instruments were valued using pricing models and discounted cash flow methodologies incorporating assumptions that, in management’s judgment, reflect the assumptions marketplace participants would have used at December 31, 2008, 2009 and 2010. In the most liquid markets, readily available or observable prices are used in valuing asset-backed securities. In less liquid markets, such as those that we encountered in 2008, the lack of these prices necessitates the use of other available information and modeling techniques to approximate the fair value for certain of these securities.

The markets for these U.S. CDOs remain illiquid and as a result, valuation of these securities is complex and involves the use of quantitative modeling and management judgment. Valuation of these exposures will also continue to be impacted by external market factors, including default rates, rating agency actions, and the prices at which observable market transactions occur. Our ability to mitigate our risk by selling or hedging our exposures is also limited by the market environment. Our future results may continue to be impacted by these positions.

Effective January 1, 2009, the Company adopted the amended standard for the recognition and presentation of OTTI for debt securities. The Company assessed whether it intends to sell, or whether it is more likely than not that the Company will be required to sell a security before recovery of its amortized cost basis. For debt securities that are considered other-than-temporarily impaired and that the Company does not intend to sell and will not be required to sell prior to recovery of its amortized cost basis, the Company determines the amount of the impairment that is related to credit and the amount due to all other factors. The credit loss component is the difference between the security’s amortized cost basis and the present value of its expected future cash flows and is recognized in earnings. The noncredit loss component is the difference between the present value of its expected future cash flows and the fair value and is recognized through other comprehensive income (loss).

An unrealized loss exists when the current fair value of an individual security is less than its amortized cost basis. Unrealized losses that are determined to be temporary in nature are recorded, net of tax, in AOCI for AFS securities, while such losses related to HTM securities are not recorded, as these investments are carried at their amortized cost.

For equity securities, management considers various factors, including its intent and ability to hold the equity security for a period of time sufficient for recovery to cost. Where management lacks that intent or ability, the security’s decline in fair value is deemed to be other than temporary and is recorded in earnings. AFS equity securities deemed other-than-temporarily impaired are written down to fair value, with the full difference between fair value and amortized cost recognized in earnings.

For debt securities that are not deemed to be credit impaired, management assesses whether it intends to sell or whether it is more-likely-than-not that it would be required to sell the investment before the expected recovery of the amortized cost basis. In most cases, management has asserted that it has no intent to sell and that it believes it is not likely to be required to sell the investment before recovery of its amortized cost basis. Where such an assertion has not been made, the security’s decline in fair value is deemed to be other-than-temporary and is recorded in earnings.

For debt securities, a critical component of the evaluation for other-than-temporary impairments is the identification of credit impaired securities, where management does not expect to receive cash flows sufficient to recover the entire amortized cost basis of the security. For securities purchased and classified as AFS with the expectation of receiving full principal and interest cash flows, this analysis considers the likelihood of receiving all contractual principal and interest.

The total number of debt security positions in the investment portfolio that were in an unrealized loss position at December 31, 2010 was 228 for available-for-sale securities and 35 for held-to-maturity securities.

The following table presents a roll-forward of the credit loss component of OTTI losses that were recognized in income for the years ended December 31, 2009 and 2010.

	Korean Won
	(in millions)
	2009	2010

Balance, beginning of period	—	633,389
Credit loss component on previously impaired securities(1)	1,122,909	—
Credit impairment recognized in earnings on securities	186,035	129,023
Reductions due to sales of credit impaired securities sold or matured	(675,555)	(505,416)

Balance, end of period	633,389	256,996

(1)	As of January 1, 2009, the Company had securities 1,129,855 million Won of other-than-temporary impairment previously recognized in earnings of which 1,122,909 million Won represented the credit component and 6,946 (or 4,972, net of tax) million Won represented the noncredit component which was reclassified to OCI through a cumulative effect transition adjustment.

The following table presents unrealized losses and fair values of available-for-sale and held-to-maturity securities at December 31, 2009 for which impairment has not been recognized. These securities are segregated between investments that have been in a continuous unrealized loss position for less than twelve months and equal to or greater than twelve months.

	Korean Won (in millions)
			Unrealized loss position
	Unrealized loss position		equal to or greater
	less than 12 months		than 12 months		Total
	Unrealized	Fair	Unrealized	Fair	Unrealized	Fair
	loss	value	loss	value	loss	value

Available-for-sale:
Debt securities
Korean treasury and government agencies	(24,428)	3,001,972	(1,538)	305,906	(25,966)	3,307,878
Corporate	(53,505)	1,303,243	(20,672)	272,590	(74,177)	1,575,833
Financial institutions	(10,701)	1,092,507	(591)	4,014	(11,292)	1,096,521
Asset-backed securities	(7,836)	331,465	(5)	447	(7,841)	331,912
Foreign governments	(24)	17,509	(64)	23,299	(88)	40,808

Sub total	(96,494)	5,746,696	(22,870)	606,256	(119,364)	6,352,952
Equity securities	(6,249)	87,862	(39)	2,317	(6,288)	90,179
Beneficiary certificates	(12,967)	114,878	(12,099)	102,793	(25,066)	217,671

Total	(115,710)	5,949,436	(35,008)	711,366	(150,718)	6,660,802

Held-to-maturity:
Debt securities
Korean treasury and government agencies	(31,504)	5,896,180	(243)	148,444	(31,747)	6,044,624
Corporate	(2,676)	358,710	(225)	55,810	(2,901)	414,520
Financial institutions	(1,725)	523,057	(670)	142,512	(2,395)	665,569
Asset-backed securities	(52)	29,948	—	—	(52)	29,948

Total	(35,957)	6,807,895	(1,138)	346,766	(37,095)	7,154,661

The following table presents unrealized losses and fair values of available-for-sale and held-to-maturity securities at December 31, 2010 for which impairment has not been recognized. These securities are segregated between investments that have been in a continuous unrealized loss position for less than twelve months and equal to or greater than twelve months.

	Korean Won (in millions)
			Unrealized loss position
	Unrealized loss position		equal to or greater
	less than 12 months		than 12 months		Total
	Unrealized	Fair	Unrealized	Fair	Unrealized	Fair
	loss	value	loss	value	loss	value

Available-for-sale:
Debt securities
Korean treasury and government agencies	(1,377)	500,817	(6)	40,115	(1,383)	540,932
Corporate	(90,111)	542,111	(3,846)	150,640	(93,957)	692,751
Financial institutions	(437)	300,128	(1,669)	8,859	(2,106)	308,987
Asset-backed securities	(3,657)	184,785	—	—	(3,657)	184,785
Foreign governments	(60)	20,740	—	—	(60)	20,740

Sub total	(95,642)	1,548,581	(5,521)	199,614	(101,163)	1,748,195
Equity securities	(16,385)	451,530	—	—	(16,385)	451,530
Beneficiary certificates	(1,652)	31,754	—	—	(1,652)	31,754

Total	(113,679)	2,031,865	(5,521)	199,614	(119,200)	2,231,479

Held-to-maturity:
Debt securities
Korean treasury and government agencies	(1,426)	414,463	—	—	(1,426)	414,463
Corporate	(10,479)	594,827	—	—	(10,479)	594,827
Financial institutions	(283)	159,745	—	—	(283)	159,745

Total	(12,188)	1,169,035	—	—	(12,188)	1,169,035

For the years ended December 31, 2008, 2009 and 2010, proceeds from sales of available-for-sale securities amounted to 12,284,279 million Won, 38,502,213 million Won and 7,254,142 million Won, respectively. For the years ended December 31, 2008, 2009 and 2010, the gross realized gains amounted to 145,699 million Won, 1,072,763 million Won and 1,233,051 million Won, respectively, and the gross realized losses amounted to 14,402 million Won, 316,090 million Won and 45,236 million Won, respectively.

The amortized cost and estimated fair value of the Company’s available-for-sale debt securities and held-to-maturity debt securities as of December 31, 2010 by contractual maturity are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to prepay obligations with or without call or prepayment penalties.

	Korean Won (in millions)
	Available-for-sale securities		Held-to-maturity securities
	Amortized	Fair	Amortized	Fair
	cost	value	cost	value

Due in one year or less	7,147,425	7,216,010	6,941,268	7,000,791
Due after one year through five years	5,487,517	5,571,002	11,620,492	11,801,587
Due after five years through ten years	207,534	213,818	80,177	80,474
Due after ten years	3,638,414	3,737,350	1,263,289	1,275,305

Total	16,480,890	16,738,180	19,905,226	20,158,157

As discussed in Note 1, certain Woori Subsidiaries issued common shares to KDIC in exchange for KDIC bonds. Woori Subsidiaries have also purchased additional KDIC bonds for trading purposes. The KDIC bonds have readily determinable market prices and their use by the Company is not restricted. The details of KDIC bonds as of December 31, 2009 and 2010 are summarized below:

	Korean Won (in millions)
		Gross	Gross
	Amortized	unrealized	unrealized
	cost	gain	loss	Fair value

As of December 31, 2009:
Trading securities	20,618	—	(225)	20,393
Available-for-sale securities	91,007	623	(494)	91,136
Held-to-maturity securities	289,592	3,397	(348)	292,641

Total	401,217	4,020	(1,067)	404,170

As of December 31, 2010:
Trading securities	20,173	609	—	20,782
Available-for-sale securities	100,787	472	(352)	100,907
Held-to-maturity securities	734,812	5,858	(1,118)	739,552

Total	855,772	6,939	(1,470)	861,241

Gross unrealized gains and losses on trading securities are included in “Trading revenue, net.”

Interest income from KDIC bonds for the years ended December 31, 2008, 2009 and 2010 was as follows:

	Korean Won (in millions)
	2008	2009	2010

Interest income:
Trading securities	747	893	996
Available-for-sale securities	2,079	6,424	5,262
Held-to-maturity securities	20,358	16,613	17,032

Total interest income	23,184	23,930	23,290

Carrying values of securities pledged in relation to repurchase agreements, borrowing transactions, margin for futures contracts and asset securitizations as of December 31, 2009 and 2010 were 8,910,211 million Won and 7,036,284 million Won, respectively (see Note 34).

Other Investment Assets	12 Months Ended
Dec. 31, 2010
Other Investment Assets [Abstract]
Other Investment Assets

9.	Other Investment Assets

The following table presents other investment assets as of December 31:

	Accounting	Korean Won (in millions)
	method used	2009	2010

Investments in affiliates	Equity method	1,471,899	1,562,270
Restricted stocks	Cost method	149,576	195,296
Non-marketable equity securities	Cost method	943,293	843,181
Investments in limited partnerships	Cost method	391	377

Total		2,565,159	2,601,124

Investments in affiliates are investments in which the Company has significant influence over the operations and financial policies of the investee, and are accounted for under the equity method. Investments in affiliates include investments in limited partnerships if the limited partnership interest is greater than 3% to 5%. Under the equity method, the Company records its equity ownership share of the net income or loss of the investee in “Investment securities gain (loss), net.” As of December 31, 2009 and 2010, the carrying amount of the investment in Woori Investments & Securities for which a quoted market price is available, was 799,270 million Won and 867,094 million Won, respectively. The market value of this investment was 771,311 million Won and 1,093,270 million Won, respectively.

The cost method is used for restricted stock, non-marketable equity securities and investments in limited partnerships other than those included in the investments in affiliates. Under this method, there is no change to the cost basis unless there is an other-than-temporary decline in value, which results in write-down.

Restricted stock whose original period of restriction on disposition is more than one year from its acquisition is reclassified into available-for-sale securities and recorded at fair value when the restriction on disposition is lifted or when the remaining period of the restriction becomes less than one year.

The aggregate cost of the Company’s cost method investments totaled 1,093,260 million Won and 1,038,854 million Won as of December 31, 2009 and 2010, respectively. The Company did not estimate the fair value for the investments of 391 million Won and 377 million Won as of December 31, 2009 and 2010, respectively, because the Company did not identify any events or changes in circumstances that may have had a significant adverse effect on the fair value of those investments. Of the remaining 1,092,869 million Won and 1,038,477 million Won of investments as of December 31, 2009 and 2010, the Company estimated that the fair value exceeded the cost of investments with an aggregate cost of 1,004,631 million Won and 883,248 million Won, respectively. The remaining 88,238 million Won and 155,229 million Won of cost method investments as of December 31, 2009 and 2010, respectively, were evaluated for impairment and the Company recorded impairment losses on these investments which the Company considered to be other-than-temporary.

For the years ended December 31, 2008, 2009 and 2010, the Company recognized impairment losses of 53,657 million Won, 63,443 million Won and 119,300 million Won, respectively, on other investment assets, where decreases in values were deemed to be other-than-temporary.

Securitization of Loans and Variable Interest Entities	12 Months Ended
Dec. 31, 2010
Securitization of Loans and Variable Interest Entities [Abstract]
Securitization of Loans and Variable Interest Entities

10.	Securitization of Loans and Variable Interest Entities

Securitization of loans

For the years ended December 31, 2008, 2009 and 2010, the Company securitized loans with an aggregate principal balance of 142,181 million Won, 924,765 million Won and 764,070 million Won, respectively, and retained certain interests in those loans. In connection with these transactions, the Company received 116,644 million Won and 673,860 million Won and 668,245 million Won for the years ended December 31, 2008, 2009 and 2010, respectively, as consideration. The Company recognized 3,612 million Won, 28,311 million Won and 95,819 million Won of gains resulting from the sale of loans in securitizations for the years ended December 31, 2008, 2009 and 2010, respectively. The Company also received fee income of 365 million Won, 855 million Won and 2,397 million Won for providing asset management services for the years ended December 31, 2008, 2009 and 2010, respectively. With regards to the sale of loans in securitizations, the Company has no continuing involvement with the SPEs.

The key economic assumptions used in measuring the fair value of retained interests at the time of securitization during the years ended December 31, 2009 and 2010 were as follows:

	2009	2010

Collection ratio	60.91 - 65.45%	57.94 - 63.62%
Weighted average life	1.07 - 2.26 years	1.21 - 3.06 years
Weighted average discount rate	9.62 - 12.87%	10.37 - 13.4%

The Company holds retained interests in securitized financial assets through investments in bonds issued by securitization vehicles and common shares of such vehicles. The investments in bonds are classified as available-for-sale securities and the investments in common shares are accounted for using the equity method or recorded as available-for-sale securities. The Company determines the fair value of the retained interests using the present value of future cash flows taking into consideration the priority of payments. The aggregate amounts of bonds and equity investments that the Company holds as retained interests in the assets securitized are 141,403 million Won and 256,641 million Won, and 47,573 million Won and 100,048 million Won as of December 31, 2009 and 2010, respectively.

As of December 31, 2010, the key economic assumptions in subsequently measuring the fair value of aggregate retained interests in the assets securitized, which totaled 356,689 million Won, and the sensitivity of the current fair value of residual cash flows to 10% and 20% adverse changes in those assumptions are summarized as follows:

		Korean Won (in millions)
	Key assumptions	10%	20%

Adverse change in collection ratio	66.27 - 84.37%	(57,077)	(123,606)
Adverse change in weighted average life	0.54 - 1.25 years	(5,586)	(13,064)
Adverse change in weighted discount rate	7.39 - 11.71%	(9,693)	(18,731)

The amount of the net charge-offs recognized subsequent to securitization during the years ended December 31, 2008, 2009 and 2010 were 273,542 million Won, 67,296 million Won and 159,999 million Won, respectively. The entire principle balance of loans securitized and outstanding of 623,719 million Won and 1,205,658 million Won was considered to be delinquent as of December 31, 2009 and 2010, respectively.

The sensitivities depicted in the preceding table are hypothetical and should be used with caution. The likelihood of those percent variations selected for sensitivity testing is not necessarily indicative of expected market movements because the relationship of the change in the assumptions to the change in fair value may not be linear. Also, in this table, the effect of a variation in a particular assumption on the fair value of a retained interest is calculated without changing any other assumptions. This might not be the case in actual market conditions since changes in one factor might result in changes to other factors. Further, the sensitivities depicted above do not consider any corrective actions that the Company might take to mitigate the impact of any adverse changes in one or more key assumptions.

Variable Interest Entities (“VIE”)

In the normal course of its business, the Company has involvement with various entities, which may be deemed to be VIEs, such as SPEs created for asset-backed securitizations of non-performing assets, guaranteed trust accounts, and investment equity funds (see Notes 37 and 39). VIEs are entities that have either a total equity investment that is insufficient to permit the entity to finance its activities without additional subordinated financial support or whose equity investors lack the characteristics of a controlling financial interest.

The entity that has a controlling financial interest in a VIE is referred to as the primary beneficiary and consolidates the VIE. In accordance with the new consolidation guidance effective January 1, 2010, The Company consolidates VIEs in which the Company has both the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance and an obligation to absorb losses or the right to receive benefits that could potentially be significant to the VIE. The Company takes into account all of its involvement with a VIE in identifying variable interests (explicit and implicit) that individually or in the aggregate could be significant enough to warrant its designation as the primary beneficiary and hence require it to consolidate the VIE or otherwise require it to make appropriate disclosures. As a result of this change, the Company consolidated certain VIEs that were unconsolidated prior to January 1, 2010. The net effect of the accounting change on January 1, 2010 was a decrease in total equity by 94,160 million Won, net of tax. Total assets and total liabilities increased by 1,256,815 million Won and 1,350,975 million Won, respectively, as of January 1, 2010.

In most cases, the Company analyzes the design of VIEs and assesses the nature of the risks based on variability generated from the Company’s involvement with its investment. In general, the assets of consolidated VIEs are restricted only to pay associated liabilities. In addition, the third-party investors in the obligations of consolidated VIEs have legal recourse only to the assets of the VIEs and do not have recourse to the Company, except where the Company has provided a guarantee or liquidity facilities to the investors.

The new accounting guidance on consolidation of VIEs requires ongoing assessment whether the Company has a controlling financial interest in certain VIEs and is the primary beneficiary of the VIEs.

The Company generally classifies its involvement in VIEs as follows:

•	Asset-backed securitization of loans

The Company utilizes SPEs to securitize loans. The Company transfers loans to the SPEs which in turn issue asset backed securities collateralized by the transferred loans. In these securitizations, various classes of debt securities are issued to the Company and third parties, and the SPEs have mainly issued subordinated notes to the Company, an assets transferor. The subordinated notes are designed to absorb losses that potentially could be significant to the SPEs. These SPEs are deemed to be VIEs and are generally consolidated when the Company is the primary beneficiary because the Company has the power to direct the activities of the VIEs that most significantly impact the economic performance of the SPEs and holds subordinated notes which could result in potentially significant losses from the SPEs. The third party holders of asset-backed securities issued by consolidated VIEs have recourse only to the asset of the VIEs and do not have recourse to the Company. The Company does not consolidate the VIEs when the Company does not have either power to direct the activities of the VIE that most significantly impact the VIE’s economic performance or an obligation to absorb losses that could potentially be significant to the VIE.

•	Liquidity provided to VIEs

The Company provides liquidity facilities to VIEs which are structured by third parties. The Company’s liquidity commitments are collateralized by various classes of assets. The liquidity facilities are designed to provide credit support to the conduits at a level equivalent to investment grade determined in accordance with internal risk rating guidelines.

The Company does not consolidate VIEs if the third party has the power to direct the activities of the VIEs and the obligation to absorb the majority of expected losses due to credit enhancement commitments, such as financial guarantees by third parties. However, when there are no such credit enhancement commitments by third parties, the Company consolidates VIEs if it has the power to direct the activities of the VIEs that most significantly impact the VIEs’ economic performance and the obligation to absorb the expected losses that could potentially be significant to the VIEs.

•	Loans and Investments originated by VIEs

The Company has involvement with certain VIEs by investing in securities issued by the VIEs or providing financing to VIEs through loans. These VIEs raise funding through the issuance of various types of debt securities, including subordinated notes, to third party investors. The VIEs also raise funding through long-term and short-term borrowings from the Company. The Company consolidates these VIEs when the Company has both the power to direct the activities of the VIEs that most significantly impact the economic performance of the SPEs and an obligation to absorb a majority of the entity’s expected losses, or the right to receive a majority of the entity’s expected residual returns. The Company considers the rights and obligations conveyed by its variable interests, loans and investments in this case, and variable interests held by other parties to determine whether its variable interests will absorb a majority of a variable interest entity’s expected losses, receive a majority of the entity’s expected residual returns, or both. However, VIEs are not consolidated when the Company does not absorb the majority of the variability of the SPEs’ expected losses or residual returns, or both.

•	Investment trusts and funds

The Company has consolidated its guaranteed fixed rate money trusts because the Company was deemed to be the primary beneficiary. The Company would have both the power to direct the activities of the VIEs that most significantly impact the VIE’s economic performance and an obligation to absorb losses that could potentially be significant to the VIE by providing a guarantee of the principal and a fixed rate of return on the principal amount invested. Other trusts such as performance based trusts are deemed to be VIEs but are not consolidated because the Company does not have an obligation to absorb losses or the right to receive benefits that could potentially be significant to the VIE. The Company also has involvement in various types of funds by investing directly and indirectly in funds sponsored by its subsidiaries, selected private equity, and venture capital groups. Those funds are deemed to be VIEs. To determine whether the Company should consolidate those funds, the Company evaluates which party has both the power to direct the activities of the VIEs and the obligation to absorb a majority of the expected losses. The VIEs are not consolidated when the Company does not have the power to the VIEs and an obligation or the right to absorb a majority of the expected future variability associated with the VIE’s expected losses or residual returns, or both.

The following table presents the carrying amounts and classification of assets and liabilities held by VIEs as of December 31, 2009, which have been consolidated by the Company.

			Loans and
	Asset-backed	Liquidity	Investments	Investment
	securitization	provided	originated by	trusts and
	of loans	to VIEs	VIEs	funds	Total
	Korean Won (in millions)

Assets
Loans, net of allowance for loan losses	539,512	16,876	—	84,898	641,286
Investments	37,411	145,541	—	2,425,496	2,608,448
Other assets	149,334	3,405	184,831	958,434	1,296,004

Total	726,257	165,822	184,831	3,468,828	4,545,738

Liabilities
Secured borrowings	284,843	135,486	122	114,000	534,451
Other liabilities	157,841	510	129,483	2,022,008	2,309,842

Total	442,684	135,996	129,605	2,136,008	2,844,293

The following table presents the carrying amounts and classification of assets and liabilities held by VIEs as of December 31, 2010, which have been consolidated by the Company.

			Loans and
	Asset-backed	Liquidity	Investments	Investment
	securitization	provided	originated by	trusts and
	of loans	to VIEs	VIEs	funds	Total
	Korean Won (in millions)

Assets
Loans, net of allowance for loan losses	283,517	457,524	—	58,125	799,166
Investments	—	966,902	—	2,880,131	3,847,033
Other assets	508	73,196	178,776	688,094	940,574

Total	284,025	1,497,622	178,776	3,626,350	5,586,773

Liabilities
Secured borrowings	117,378	1,420,832	130,853	107,200	1,776,263
Other liabilities	12,913	44,159	3,109	2,024,995	2,085,176

Total	130,291	1,464,991	133,962	2,132,195	3,861,439

In addition to the VIEs that are consolidated, the Company has significant variable interests in certain other VIEs that are not consolidated because the Company is not the primary beneficiary. The following disclosures regarding the Company’s significant continuing involvement with unconsolidated VIEs exclude entities where the Company’s only involvement is in the form of certain derivatives, such as interest rate swaps or cross currency swaps that have customary terms, administrative or trustee services and investments accounted for under the cost method. The total assets and maximum exposure to loss as a result of the involvement in significant VIEs, which have not been consolidated at December 31, 2009, are as follows:

			Loans and
	Asset-backed	Liquidity	Investments	Investment
	securitization	provided to	originated by	trusts and
	of loans	VIEs	VIEs	funds	Total
	Korean Won (in millions)

Loans, net of allowance for loan losses	—	2,727	448,786	—	451,513
Investments	118,001	1,405,121	2,770,579	559,622	4,853,323

Total assets involvement	118,001	1,407,848	3,219,365	559,622	5,304,836

Other liabilities	—	50,882	—	—	50,882

Total liabilities involvement	—	50,882	—	—	50,882

Total assets of VIEs	441,304	6,051,207	9,095,857	1,762,878	17,351,246
Maximum exposure(1)	118,001	4,139,998	3,219,365	559,622	8,036,986

(1)	Represents the carrying amount of equity interests and debt interests held by the Company or guarantees provided by the Company as of December 31, 2009.

The following table presents total assets and maximum exposure to loss associated with the Company’s variable interests as a result of the involvement in significant VIEs for which it is not a primary beneficiary as of December 31, 2010.

			Loans and
	Asset-backed	Liquidity	Investments	Investment
	securitization	provided to	originated by	trusts and
	of loans	VIEs	VIEs	funds	Total
	Korean Won (in millions)

Loans, net of allowance for loan losses	—	20,144	462,504	—	482,648
Investments	84,481	949,433	77,500	339,832	1,451,246

Total assets involvement	84,481	969,577	540,004	339,832	1,933,894

Other liabilities	—	49,452	4,102	—	53,554

Total liabilities involvement	—	49,452	4,102	—	53,554

Total assets of VIEs	398,747	3,993,147	1,197,957	1,258,430	6,848,281
Maximum exposure(1)	84,481	3,156,751	555,823	339,832	4,136,887

(1)	Represents the carrying amount of equity interests and debt interests held by the Company or guarantees provided by the Company as of December 31, 2010.

The Company’s maximum exposure to loss is based on the unlikely event that all of the assets in the VIEs become worthless and incorporates not only potential losses associated with assets recorded on the Company’s balance sheet but also potential losses associated with off-balance sheet commitments, such as unfunded liquidity commitments and other contractual arrangements.

Loans	12 Months Ended
Dec. 31, 2010
Loans [Abstract]
Loans

11.	Loans

The composition of the loan portfolio as of December 31, 2009 and 2010 is summarized as follows:

	Korean Won (in millions)
	2009	2010

Domestic
Commercial:
Commercial and industrial	96,484,305	96,461,101
Lease financing	577,854	778,057
Trade financing	10,320,865	11,332,264
Other commercial(1)	6,602,216	7,039,043
Consumer:
Mortgage	3,806,399	6,297,569
Other consumer(2)	58,126,900	57,251,311
Credit card	4,098,153	4,354,329

Sub total	180,016,692	183,513,674

Foreign
Commercial:
Commercial and industrial	7,393,246	7,379,761
Trade financing	91,625	140,038
Consumer:
Other consumer	115,515	151,775

Sub total	7,600,386	7,671,574

Gross loans	187,617,078	191,185,248
Deferred origination costs (fees)	96,148	162,293
Less: Unearned income	(98,042)	(142,463)
Less: Allowance for loan and lease losses	(3,556,946)	(4,873,942)

Total loans, net(3)(4)	184,058,238	186,331,136

(1)	Other commercial loans include commercial bills discounted, commercial loans with government funds and overdrafts.
(2)	Other consumer loans primarily consist of general household loans including personal overdrafts and loans with principal due at maturity.
(3)	The figures above exclude 584,171 million Won and 127,324 million Won of loans classified as loans held-for-sale at December 31, 2009 and 2010, respectively, which are included in assets held-for-sale.
(4)	The figures include pledged loans of 499,821 million Won and 1,744,888 million Won as of December 31, 2009 and 2010, respectively (see Note 34).

Since March 2004, the Bank Subsidiaries have acted as mortgage loan originators for the Korea Housing Finance Corporation (“KHFC”). Under the Mortgage Loans Sales and Servicing Agreements entered into with KHFC, the Bank Subsidiaries originate mortgage loans, sell those loans to KHFC shortly after their origination, retain the servicing rights for the loans and receive servicing fees in return. These loans are transferred at their carrying value and the Bank Subsidiaries retain no risk, but retain various servicing responsibilities with regard to the collection and administration of the loans, as well as servicing rights, and receive servicing fees in return.

KHFC was established on March 1, 2004 in accordance with the Korea Housing Finance Corporation Act to improve national welfare and contribute to the development of the Korean economy by securitizing mortgage loans, providing housing finance credit guarantees and promoting a stable flow of housing finance on a long-term basis. The Bank Subsidiaries sold mortgage loans with an aggregate principal balance of 544,535 million Won, 860,210 million Won and 925,966 million Won to KHFC and recognized 8,466 million Won, 12,740 million Won and 12,127 million Won of servicing fee income in the years ended December 31, 2008, 2009 and 2010, respectively. In relation to these transactions, the Company recorded assets held-for-sale as of December 31, 2009 and 2010, consisting of mortgage loans amounting to 584,171 million Won and 127,324 million Won, respectively.

In addition to loans securitized as described in Note 10, the Company sold loans with an aggregate principal balance of 804,972 million Won, 2,156,825 million Won and 2,649,555 million Won in the years ended December 31, 2008, 2009 and 2010, respectively, including the mortgage loans sold as described above. The Company retained no interests in these loans sold. Gains and losses recognized in connection with these sales of loans and subsequently recognized in connection with settlement of loan sales in prior years are presented in Notes 26 and 27. There were no recourse obligations assumed by the Company for the sales of loans for the years ended December 31, 2008, 2009 and 2010.

In the year ended December 31, 2008, 2009, and 2010, the Company received marketable equity securities having a fair value of 491 million Won, 12,882 million Won and 116,251 million Won, respectively, through restructuring of fourteen, eleven and twenty three loans, respectively, having an aggregate book value of 3,982 million Won, 47,853 million Won and 182,930 million Won, respectively. The Company recognized aggregate direct charge-offs of 3,491 million Won, 34,971 million Won and 66,679 million Won, respectively, related to these transactions.

Impaired loans

The following table sets forth information about the Company’s impaired loans as of December 31, 2008, 2009 and 2010. Impaired loans are those of which the Company believes it is probable that it will be unable to collect all amounts due according to the contractual terms of the loan. When the value of an impaired loan is less than the recorded investment in the loan, a portion of the Company’s allowance for loan losses is recorded as impairment allowance.

	Korean Won (in millions)
	2008	2009	2010

Impaired loans with an allowance	3,337,170	5,131,844	6,768,351
Impaired loans without an allowance	358,920	243,874	45,514

Total impaired loans	3,696,090	5,375,718	6,813,865

Allowance for impaired loans	(1,498,322)	(2,019,128)	(3,237,511)
Average balance of impaired loans during the year	3,571,050	4,670,163	6,478,072
Interest income recognized on impaired loans during the year(1)(2)	237,508	241,011	325,456

(1)	Had the impaired loans performed in accordance with their original terms, additional interest income of 81,605 million Won, 100,770 million Won and 176,148 million Won would have been recorded in 2008, 2009 and 2010, respectively.
(2)	Of these amounts, 9,759 million Won, 46,024 million Won and 59,133 million Won as of December 31, 2008, 2009 and 2010, respectively, relate to troubled debt restructurings.

The following table sets forth information about the Company’s impaired loans by portfolio segments as of and for the year ended December 31, 2010:

	Korean Won (in millions)
		Unpaid			Interest
	Impaired	principal	Related	Average	income
	loans	balance	allowance	balance	recognized

With no related allowance recorded:
Commercial
Commercial and industrial	30,277	30,277	—	34,618	1,799
Trade financing	—	—	—	105	8
Other commercial	15,128	15,128	—	15,351	675
Consumer
Mortgage	—	—	—	—	—
Other consumer	109	109	—	197	13
Credit card	—	—	—	—	—
With an allowance recorded:
Commercial
Commercial and industrial	6,124,733	6,124,733	2,888,939	5,876,903	294,796
Trade financing	372,250	372,250	170,318	222,800	3,693
Other commercial	179,594	179,594	134,877	236,783	15,829
Consumer
Mortgage	1,809	1,809	334	2,113	129
Other consumer	56,058	56,058	34,324	55,807	2,545
Credit card	33,907	33,907	8,719	33,395	5,969
Total
Commercial	6,721,982	6,721,982	3,194,134	6,386,560	316,800
Consumer	57,976	57,976	34,658	58,117	2,687
Credit card	33,907	33,907	8,719	33,395	5,969

Non-accrual loans

When principal or interest payments become one day past due, the Company generally ceases to accrue interest on a loan and place that loan on a non-accrual status. Any unpaid interest previously accrued on these loans is reversed from income and the Company recognizes interest only to the extent the Company receives payments. However, the Company continues to accrue interest on past due loans that are fully secured by deposits or on which there are financial guarantees from the Korean government, the KDIC or certain financial institutions.

The following table presents non-accrual loans by portfolio segment as of December 31, 2010:

Korean Won
(in millions)

Commercial
Commercial and industrial	2,327,776
Lease financing	26,302
Trade financing	308,026
Other commercial	257,999
Consumer
Mortgage	63,764
Other consumer	1,024,875
Credit card	70,281

Total	4,079,023

As of December 31, 2008 and 2009, the Company had non-accrual loans, including commercial and consumer of 4,186,869 million Won and 3,602,886 million Won respectively. Had interest on these loans been accrued, such interest would have amounted to 292,229 million Won, 254,949 million Won and 308,879 million Won for 2008, 2009 and 2010, respectively. Interest income, which is recognized on a cash-basis, related to non-accrual loans for the years ended December 31, 2008, 2009 and 2010 was 175,056 million Won, 135,990 million Won and 132,731 million Won, respectively.

Aging analysis

The following table provides details on the Company’s aging analysis of loans by portfolio segment as of December 31, 2010:

	Korean Won (in millions)
		Past due					Loans
		1 day-		Over		Total	>3 months
	Normal	3 months	4-6 months	6 months	Total	loans	and accruing

Commercial
Commercial and industrial	102,258,167	708,967	444,435	429,293	1,582,695	103,840,862	11,054
Lease financing(1)	621,775	9,551	2,798	1,470	13,819	635,594	3,897
Trade financing	11,174,411	10,242	281,933	5,716	297,891	11,472,302	—
Other commercial	6,993,967	37,026	4,049	4,001	45,076	7,039,043	—

Consumer
Mortgage	6,290,269	6,156	498	646	7,300	6,297,569	—
Other consumer	56,535,704	645,305	94,927	127,150	867,382	57,403,086	8,630

Credit card
Credit card	4,178,431	137,768	35,585	2,545	175,898	4,354,329	—

Total	188,052,724	1,555,015	864,225	570,821	2,990,061	191,042,785	23,581

(1)	Excludes unearned income.

As discussed in Note 1, economic conditions in the Republic of Korea may persist, adversely affecting the credit performance of the debtors of the Company. The Company owns investment securities of, and has loans outstanding to, a number of local companies that have been faced with financial difficulties. The ultimate collectability of these amounts can be influenced by various factors, including overall economic trends and the successful performance of the debtors under restructuring plans in place or in the process of negotiation. Consequently, it is reasonably possible that adjustments could be made to the reserves for impaired loans and to the carrying amount of investments when evidence is available to support such adjustments. Those adjustments could be material to the consolidated financial statements as well as the operations of the Company.

Allowance for credit losses

The changes in the allowance for credit losses for the years ended December 31, 2008, 2009 and 2010 are summarized as follows:

	Korean Won (in millions)
		Credit-related
	Loans(1)	commitments(2)	Total

Allowance at January 1, 2008	1,735,532	155,814	1,891,346
Provisions for credit losses	1,608,284	157,421	1,765,705
Allowance relating to credit-related commitments transferred to loans	13,269	(13,269)	—
Charge-offs(3)	(517,901)	—	(517,901)
Recoveries	87,471	—	87,471
Foreign exchange translation adjustment	14,919	—	14,919

Allowance at December 31, 2008	2,941,574	299,966	3,241,540

Provisions for credit losses	2,408,037	43,939	2,451,976
Allowance relating to credit-related commitments transferred to loans	47,463	(47,463)	—
Charge-offs(3)	(1,959,227)	—	(1,959,227)
Recoveries	143,568	—	143,568
Foreign exchange translation adjustment	(24,469)	—	(24,469)

Allowance at December 31, 2009	3,556,946	296,442	3,853,388

Allowance related to adoption of new consolidation guidance	953	(348)	605
Provisions for credit losses	3,077,550	169,318	3,246,868
Allowance relating to credit-related commitments transferred to loans	25,073	(25,073)	—
Charge-offs(3)	(2,024,922)	—	(2,024,922)
Recoveries	235,382	—	235,382
Foreign exchange translation adjustment	2,960	—	2,960

Allowance at December 31, 2010	4,873,942	440,339	5,314,281

(1)	Loans held-for-sale are not subject to this reserve process.
(2)	The allowance for credit-related commitments is included in “Other liabilities.”
(3)	When a loan is sold, the related allowance for loan losses is written off at the date of sale. Charge-offs include 40,371 million Won, 316,641 million Won and 170,690 million Won of allowance for loan losses written off relating to sale of loans in the year of 2008, 2009 and 2010, respectively.

The changes in the allowance for credit losses by portfolio segment for the year ended December 31, 2010 and the details of loans at December 31, 2010 are summarized as follows:

	Korean Won (in millions)
	Commercial	Consumer	Credit card	Total

Allowance for credit losses:
Beginning balance, before the effect of the new consolidation guidance	3,273,410	195,988	87,548	3,556,946
Allowance related to adoption of new consolidation guidance	953	—	—	953
Beginning balance, after the effect of the new consolidation guidance	3,274,363	195,988	87,548	3,557,899
Provision	2,871,513	146,289	59,748	3,077,550
Allowance relating to credit-related commitments transferred to loan	25,073	—	—	25,073
Charge-offs	(1,775,921)	(108,908)	(140,093)	(2,024,922)
Recoveries	163,413	7,218	64,751	235,382
Foreign exchange translation adjustment	2,960	—	—	2,960
Ending balance	4,561,401	240,587	71,954	4,873,942
Impaired loans	3,194,134	34,658	8,719	3,237,511
Collectively evaluated for impairment	1,367,267	205,929	63,235	1,636,431
Loans(1):	122,987,801	63,700,655	4,354,329	191,042,785
Impaired loans	6,721,982	57,976	33,907	6,813,865
Collectively evaluated for impairment	116,265,819	63,642,679	4,320,422	184,228,920

(1)	Excludes unearned income.

Credit quality information

The Company monitors credit quality within its three portfolio segments based on primary credit quality indicators. Primary indicators for commercial loans are internal risk ratings used in the calculation of economic capital or regulatory capital under Basel II for a banking institution. The internal rating scale is meant to give an indication of the risk that a borrower will not fulfill its full obligations in a timely manner, with respect to both interest and principal amount. The Company’s rating scale is as follows, from excellent to poor: AAA, AA, A+, A-, BBB+, BBB, BBB-, BB+, BB, BB-, B+, B-, C, and D. The Company monitors risk ratings and risk grades on an ongoing basis reflecting changes in the financial condition, cash flow, risk profile, or outlook of a borrower or counterpart. Risk ratings for commercial loans are reviewed more than once a year, and risk grades for consumer loans and credit cards are reviewed quarterly.

Within the consumer and credit card portfolio segment, the Company applies the classification criteria. There are five categories that are required to analyze and classify loans for regulatory return purposes by the Financial Services Commission. Based on the asset classification guideline of the Financial Services Commission, the Company classifies those loans into five categories: normal, precautionary, substandard, doubtful, and estimated loss.

Credit quality information by portfolio segment at December 31, 2010 are as follows:

	Korean Won (in millions)
	Commercial
Rating	Commercial and	Lease	Trade	Other
scale	industrial	financing(1)	financing	commercial	Total

AAA, AA	2,566,511	—	2,293,241	669,836	5,529,588
A+, A-	14,099,926	—	4,674,975	1,159,718	19,934,619
BBB+ ~BB-	77,153,783	635,594	3,687,180	4,959,323	86,435,880
B+, B-	3,890,244	—	416,271	107,286	4,413,801
C	1,561,862	—	37,494	18,605	1,617,961
D	4,568,536	—	363,141	124,275	5,055,952

Total	103,840,862	635,594	11,472,302	7,039,043	122,987,801

(1)	Excludes unearned income.

	Korean Won (in millions)
Classification	Consumer
criteria	Mortgage	Other consumer	Total	Credit card

Normal	6,272,760	56,870,176	63,142,936	4,228,800
Precautionary	16,322	247,663	263,985	74,796
Substandard	6,825	114,494	121,319	5,104
Doubtful	1,185	120,718	121,903	35,818
Estimated Loss	477	50,035	50,512	9,811

Total	6,297,569	57,403,086	63,700,655	4,354,329

Direct Financing Leases	12 Months Ended
Dec. 31, 2010
Direct Financing Leases [Abstract]
Direct Financing Leases

12.	Direct Financing Leases

The Company originates direct financing leases on certain machinery, computers and various other equipment for customers in a variety of industries throughout Korea. Income attributable to the leases is initially recorded as unearned income and subsequently recognized as finance income using the effective interest method, over the term of the leases. Residual values are generally guaranteed by the lessee. The terms of the leases are generally from one to fifteen years. The components of the net investment in direct financing leases as of December 31, 2009 and 2010, which are included in “Loans,” are summarized as follows:

	Korean Won (in millions)
	2009	2010

Lease payments receivable	570,530	764,249
Initial direct costs	7,324	13,808

Gross lease payments receivable	577,854	778,057
Unearned income	(98,042)	(142,463)

Total	479,812	635,594

The scheduled maturities of minimum lease payments as of December 31, 2010, were as follows:

Korean Won
(in millions)

Due in 2011	325,228
Due in 2012	193,398
Due in 2013	76,300
Due in 2014	17,768
Due in 2015 and thereafter	3,044

Total(1)	615,738

(1)	The difference between the gross lease payments receivable and the total minimum lease payments is due to residual value of direct financing leases.

Premises and Equipment, Net	12 Months Ended
Dec. 31, 2010
Premises and Equipment, Net [Abstract]
Premises and Equipment, Net

13.	Premises and Equipment, Net

Premises and equipment, net as of December 31, 2009 and 2010 were as follows:

	Korean Won (in millions)
	2009	2010

Land	1,150,809	1,148,399
Building	1,427,557	1,388,537
Equipment and furniture	856,304	894,973
Leasehold improvements	296,934	320,639
Construction in progress	7,800	1,884
Capitalized leases	344,092	233,706

Total	4,083,496	3,988,138
Less: Accumulated depreciation	(1,472,366)	(1,518,770)

Premises and equipment, net	2,611,130	2,469,368

Depreciation expense of premises and equipment for the years ended December 31, 2008, 2009 and 2010 was 249,446 million Won, 206,478 million and 189,593 million Won, respectively.

Capitalized leases are principally related to equipment leased for the Company’s data processing purpose. Accumulated depreciation on such capitalized leases as of December 31, 2008, 2009 and 2010 amounted to 191,108 million Won, 209,350 million Won and 164,550 million Won, respectively.

Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2010
Goodwill and Other Intangible Assets [Abstract]
Goodwill and Other Intangible Assets

14.	Goodwill and Other Intangible Assets

Goodwill and other intangible assets as of December 31, 2009 and 2010 consisted of the following:

	Korean Won (in millions)
	2009	2010

Goodwill	113,530	88,410
Exclusive contractual right, net of accumulated amortization of 125,268 million Won in 2009 and 152,830 million Won in 2010	33,141	7,700
Capitalized software costs, net of accumulated amortization of 262,709 million Won in 2009 and 289,918 million Won in 2010	79,363	80,311
Core deposit intangible assets, net of accumulated amortization of 2,106 million Won in 2009 and 2,446 million Won in 2010	1,289	922
Other, net of accumulated amortization of 11,405 million Won in 2009 and 19,831 million Won in 2010	9,498	9,219

Total	236,821	186,562

The goodwill balances were related to the Woori Bank segment resulting from the acquisition of Panasia Bank N.A. on September 11, 2003 and the acquisition of South Coast on December 5, 2005, and related to the Other segment resulting from the acquisition of LG Investment Trust Management Co., Ltd., which was subsequently merged to Woori Investment Trust Management Co., Ltd. (renamed to Woori Asset Management), on May 6, 2005, the acquisition of Kumho Investment Bank on June 26, 2007 and Woori Financial on September 14, 2007.

Changes in the goodwill balance during the years ended December 31, 2008, 2009 and 2010 were as follows:

	Korean Won (in millions)
	Woori Bank
	segment	Other segments	Total

Balance as of December 31, 2007	20,184	212,156	232,340

Goodwill impaired
Kumho Investment Bank	—	(6,846)	(6,846)
Woori Financial	—	(96,280)	(96,280)
Foreign exchange translation adjustment	6,870	—	6,870

Balance as of December 31, 2008	27,054	109,030	136,084

Goodwill impaired
Woori Financial	—	(20,620)	(20,620)
Foreign exchange translation adjustment	(1,934)	—	(1,934)

Balance as of December 31, 2009	25,120	88,410	113,530

Goodwill impaired
Woori America Bank	(25,120)	—	(25,120)

Balance as of December 31, 2010	—	88,410	88,410

Based on the goodwill impairment analysis, the Company recorded 103,126 million Won, 20,620 million Won and 25,120 million Won goodwill impairment charges in 2008, 2009 and 2010, respectively, related to its Woori Financial and Kumho Investment Bank reporting units in other segments and Woori America Bank reporting units in Woori Bank segment, respectively. The primary cause for the goodwill impairment was the deterioration in the financial markets, as well as in the global economic outlook. The goodwill impairment charges were included in “Other non-interest expenses.”

Goodwill is allocated to reporting units and tested for impairment. The Company determined its reporting units to be the same level or one level below the six reportable segments identified in Note 38 “Segment Reporting.” This determination was based on how the Company’s operating segments are managed and how they reflect the manner in which the Company’s chief operating decision maker assesses the Company’s performance and allocate resources.

For the impairment tests, the fair value of reporting units was calculated using a discounted cash flow analysis, a form of the income approach, using each reporting unit’s internal five year forecast and a terminal value calculated using a growth rate reflecting the nominal growth rate of the economy as a whole and appropriate discount rates for the respective reporting units. The Company’s discounted cash flow analysis required management to make judgments regarding future revenue growth, credit losses and funding rates. In addition, the Company used the discount rates that it believes reflect the risk and uncertainty related to the current business environment.

To assess the reasonableness of the valuations derived from the discounted cash flow models, the Company also analyzed market-based trading and transaction multiples, where available. These trading and transaction comparables are used to assess the reasonableness of the estimated fair values, as observable market information is generally not available.

There were no indefinite-lived other intangible assets for any of the periods presented. Amortization expense is included in “Depreciation and amortization expense.” Amortization of other intangible assets for the years ended December 31, 2008, 2009 and 2010 was as follows:

	Korean Won (in millions)
	2008	2009	2010

Exclusive contractual right	32,690	27,143	27,562
Capitalized software costs	55,819	40,762	27,209
Core deposit intangible assets	370	376	340
Other	1,509	6,835	8,426

Total	90,388	75,116	63,537

The amortization schedule of other intangible assets for the remaining periods is as follows:

	Korean Won (in millions)
	2011	2012	2013	2014	After 2015	Total

Exclusive contractual right	1,500	1,439	1,161	1,133	2,467	7,700
Capitalized software costs	26,424	24,888	10,260	7,381	11,358	80,311
Core deposit intangible assets	335	335	252	—	—	922
Other	3,313	1,464	1,195	1,180	2,067	9,219

Total	31,572	28,126	12,868	9,694	15,892	98,152

Other Assets	12 Months Ended
Dec. 31, 2010
Other Assets [Abstract]
Other Assets

15.	Other Assets

Other assets as of December 31, 2009 and 2010 consisted of the following:

	Korean Won (in millions)
	2009	2010

Other accounts receivable	499,031	654,776
Domestic exchange settlements debits with other banks	612,305	1,150,620
Security deposits	1,170,326	1,174,207
Prepaid expenses	157,540	138,186
Prepaid corporate income tax	12,065	8,609
Deferred tax assets (see Note 29)	426,544	467,917
Income tax receivable	83,962	15,278
Other	93,911	108,916

Total	3,055,684	3,718,509

Deposits	12 Months Ended
Dec. 31, 2010
Deposits [Abstract]
Deposits

16.	Deposits

Deposits as of December 31, 2009 and 2010 were as follows:

			Weighted
	Korean Won (in millions)		average rate paid
	2009	2010	for 2010

Interest bearing deposits:
Interest bearing demand deposits	32,213,865	35,246,677	0.23%
Savings deposits	22,364,115	22,819,797	1.85%
Certificate of deposit accounts	12,771,095	3,315,194	4.36%
Other time deposits	102,975,477	118,670,817	3.59%
Mutual installment deposits	222,559	154,168	3.35%

Gross interest-bearing deposits	170,547,111	180,206,653	2.81%
Non-interest bearing deposits:
Demand deposits	7,026,580	6,118,985

Total	177,573,691	186,325,638	2.75%

Deposits with consolidated trust accounts, which were 1,905,857 million Won and 1,750,407 million Won as of December 31, 2009 and 2010, respectively, are included in interest bearing deposits (see Note 39).

The aggregate amount of time deposit accounts (including certificates of deposit) in denominations of 100 million Won or more at December 31, 2009 and 2010 were 90,001,444 million Won and 103,773,312 million Won, respectively.

As of December 31, 2009 and 2010, the aggregate amount of demand deposits that have been reclassified as loan balances, such as overdraft, were 392,484 million Won and 306,511 million Won, respectively.

The contractual schedule of maturities of certificate of deposit accounts, other time deposits and mutual installment deposits as of December 31, 2010 was as follows:

Korean Won
(in millions)

Due in 2011	113,212,261
Due in 2012	4,714,001
Due in 2013	1,518,034
Due in 2014	234,110
Due in 2015	642,689
2016 and thereafter	1,819,084

122,140,179

KDIC provides deposit insurance up to a total of 50 million Won per depositor in each bank pursuant to the Depositor Protection Act for deposits due after January 1, 2001, regardless of the placement date of the deposit. In connection with the insurance, the Company paid deposit insurance fees in the amount of 150,544 million Won, 182,564 million Won and 211,584 million Won for the years ended December 31, 2008, 2009 and 2010, respectively.

Other Borrowed Funds	12 Months Ended
Dec. 31, 2010
Other Borrowed Funds [Abstract]
Other Borrowed Funds

17.	Other Borrowed Funds

A summary of other borrowed funds as of December 31, 2009 and 2010 is presented below.

	Korean Won (in millions)
	2009		2010
	Outstanding	Weighted average	Outstanding	Weighted average
	balance	interest rate	balance	interest rate

Borrowings from the BOK	1,560,378	1.36%	1,222,739	1.56%
Borrowings in foreign currencies	6,728,749	3.60%	7,114,602	0.53%
Borrowings from trust accounts	2,603,490	1.96%	1,848,768	2.00%
Other borrowings	1,942,640	4.66%	2,195,674	2.33%

Total	12,835,257	3.04%	12,381,783	1.47%

Other borrowed funds are defined as borrowed funds with original maturities of less than one year. Certain securities have been pledged as collateral in connection with borrowings from BOK (see Notes 34).

Certain borrowing agreements of the Company contain covenants that limit the Company’s ability to pledge the assets to secure indebtedness, to dispose, sell or transfer assets or to enter into arrangements having a similar effect.

Secured Borrowings	12 Months Ended
Dec. 31, 2010
Secured Borrowings [Abstract]
Secured Borrowings

18.	Secured Borrowings

The Company transferred certain non-performing loans, debt securities and other assets to SPEs, which in turn issued beneficial interests collateralized by such loans, debt securities and other assets. In accordance with the FASB guidance, these transactions have been accounted for as secured borrowings. As a result, the loans, securities, and other assets collateralizing these borrowings are included in “Loans,” “Trading securities,” “Available-for-sale securities,” or “Other assets,” respectively, and the beneficial interests issued by the SPEs, which pay interest rates ranging from 1.0% to 12.2% per annum, are included in “Secured borrowings.”

A summary of the secured borrowings and relevant collateral as of December 31, 2009 is presented as follows:

				Korean Won (in millions)
		Annual		Secured	Collateral (carrying value)
		interest (%)	Maturity	borrowings	Loans	Securities	Others

Hanvit 9th ABS	Senior & subordinated collateralized bond obligation	14.0	2011	5,750	—	—	—
Woori Ship Mortgage 2-2 ABS	”	5.2	2010	120,000	—	—	119,875
KAMCO Value Recreation 1st	”	6.3	2012	110,506	273,520	—	—
Swan SF	”	3.3 - 3.4	2010	80,144	69,694	—	975
Woori Frontier	”	3.3 - 3.5	2010	95,132	—	115,587	2,203
An-Dong Raja 1st	”	1.0 - 5.7	2010	17,196	16,876	—	240
Hiking-Woori	”	15.0	2010	122	—	—	767
Woori SB 10TH	”	7.2 - 15.0	2010	23,908	61,597	—	13,229
Woori Autoplus 2nd	”	7.4 - 8.0	2010 - 2011	40,000	46,660	—	1,255
KAMCO Value Recreation 2nd	”	6.3	2012	16,872	26,219	—	—
KIB Invest	”	7.5	2010	31,000	—	37,815	674
HUB 1st	”	5.0 - 7.2	2010	23,290	—	32,107	905
Securities sold under repurchase agreement in Won		1.0 - 7.3	2010 - 2011	611,698	—	1,049,003	—
Securities sold under repurchase agreement in foreign currencies		4.6 - 5.3	2010 - 2014	350,280	—	60,965	—
Collateralized borrowings in Won		3.2 - 8.8	2010 - 2012	559,618	5,255	185,666	5,008
Collateralized borrowings in foreign currencies		2.8 - 3.7	2010 - 2014	191,722	—	757,541	—

Gross secured borrowings				2,277,238	499,821	2,238,684	145,131
Discount				(429)	—	—	—

Total				2,276,809	499,821	2,238,684	145,131

A summary of the secured borrowings and relevant collateral as of December 31, 2010 is presented as follows:

				Korean Won (in millions)
		Annual		Secured	Collateral (carrying value)
		interest (%)	Maturity	borrowings	Loans	Securities	Others

Swan SF	Senior & subordinated collateralized bond obligation	3.1	2011	471	—	—	50
An-Dong Raza 1st	”	3.1 - 8.0	2011	14,796	14,472	—	105
KAMCO Value Recreation 1st	”	12.2	2014	100,506	256,681	—	—
IB Global 1st	”	2.9	2011	67,400	67,393	—	2,439
Real DW 2nd	”	1.5 - 8.4	2013	120,000	118,944	—	1,525
Hermes STX	”	3.3	2011	30,200	29,482	—	365
BW 1st	”	3.6	2011	50,000	79,296	—	42
Kumho Trust 1st	”	3.3	2011	91,200	—	85,551	1,321
Woori More Conduit	”	3.2 - 4.8	2011	51,400	—	—	1,115
Woori IB Global Bond	”	3.0	2011	205,000	—	210,506	3,732
Hyundai Glory	”	2.9	2011	41,000	39,988	—	419
KDB Capital	”	3.1	2011	50,000	—	50,664	995
Vivaldi HL 1st	”	8.0	2011	50,000	49,705	—	564
Asiana Saigon	”	3.3	2011	59,000	58,245	—	656
TY 2nd Securitization Specialty	”	6.0	2011	228,000	—	—	212,837
KAMCO Value Recreation 2nd	”	5.6	2012	16,872	26,836	—	—
Euro Quanto 2nd	”	3.0	2011	51,000	—	52,365	671
Hybrid 1st	”	3.1	2011	260,300	—	294,449	3,284
Woori SB 10th	”	10.0	2012	12,258	28,167	—	17,798
Woori EA 3rd	”	8.0	2014	17,762	72,865	—	91
Woori EA 4th	”	8.0	2014	20,867	68,484	—	3,116
Woori EA 5th	”	8.0	2014	13,528	46,574	—	46
Woori EA 8th	”	8.0	2014	31,047	70,156	—	—
HUB 1st	”	7.0	2011	14,195	—	22,228	—
HUB 2nd	”	9.5	2013	20,441	—	28,929	67
HUB 3rd	”	9.5	2013	16,900	—	13,933	2,235
Securities sold under repurchase agreement in Won currency		1.0 - 7.3	2011 - 2012	825,344	—	807,883	—
Securities sold under repurchase agreement in foreign currencies		4.6 - 5.3	2013 - 2015	718,602	—	787,755	—
Collateralized borrowings in Won currency		3.2 - 8.8	2011 - 2012	381,331	317,600	884,587	—
Collateralized borrowings in foreign currencies		2.8 - 3.7	2012	438,650	400,000	—	—

Gross secured borrowings				3,998,070	1,744,888	3,238,850	253,473
Discount				—	—	—	—

Total				3,998,070	1,744,888	3,238,850	253,473

In addition to the above collateral, the SPEs also held cash and cash equivalents and other bank deposits of 27,874 million Won and 76,181 million Won as of December 31, 2009 and 2010, respectively, which have been collected from the loans, securities and other assets. Those cash and cash equivalents and other bank deposits are to be used to repay the related borrowings when due and are included in “Cash and cash equivalents” and “Interest bearing deposits in other banks” in the consolidated balance sheets.

The combined aggregate amount of contractual maturities of all secured borrowings as of December 31, 2010 was as follows:

Korean Won
(in millions)

Due in 2011	2,861,573
Due in 2012	160,782
Due in 2013	541,088
Due in 2014	140,150
Due in 2015	294,477

Gross secured borrowings	3,998,070
Less: Discount	—

3,998,070

Long-Term Debt	12 Months Ended
Dec. 31, 2010
Long-Term Debt [Abstract]
Long-Term Debt

19.	Long-Term Debt

The following table is a summary of long-term debt (net of unamortized original issue discount) as of December 31, 2009 and 2010:

	Korean Won (in millions)
	2010
	Interest (%)	Maturity	2009	2010

Senior
Holding Company
Won currency
Finance debentures	4.0 - 8.2	2011 - 2015	3,750,000	3,639,050

Subsidiaries
Won currency
Notes payable to government funds	2.0 - 3.0	2011 - 2020	104,130	76,968
Floating rate notes payable to government funds(1)	0.0 - 7.0	2011 - 2025	2,060,744	2,042,097
Floating rate notes payable to Seoul Municipal Government(1)	0.0 - 4.2	2011 - 2023	1,551,064	1,357,876
Floating rate notes payable to other municipal government(1)	0.0 - 6.0	2011 - 2015	1,546,721	1,330,717
Floating rate notes payable to Industrial Bank of Korea(1)	2.0 - 3.8	2011 - 2014	2,678	1,753
Notes payable to other banks	1.3 - 4.1	2011 - 2012	386,893	68,873
Floating rate notes payable to other banks(1)	0.0 - 8.3	2011 - 2012	1,041,984	1,442,558
Floating rate obligations under capital leases(1)	4.2 - 6.0	2011 - 2015	102,664	73,204
Finance debentures	3.4 - 10.5	2011 - 2039	19,646,430	13,744,087
Convertible debentures	—	—	793	—
Floating rate finance debentures(1)	3.0 - 8.5	2011 - 2023	1,268,479	1,559,133

Sub total			27,712,580	21,697,266

Foreign currencies
Notes payable to Ministry of Finance and Economics	0.5	2013	1,201	876
Notes payable to other banks	0.01 - 0.02	2011	444,423	432,318
Floating rate notes payable to other banks(1)	0.04 - 7.0	2011 - 2014	2,077,829	1,913,265
Floating rate finance debentures(1)	0.5 - 9.9	2011 - 2014	1,769,311	1,138,523
Mid-term notes	4.0 - 8.3	2011 - 2037	3,482,159	4,044,706

Sub total			7,774,923	7,529,688

Subordinated
Subsidiaries
Won currency
Finance debentures	5.3 - 10.3	2011 - 2018	2,486,432	5,037,293
Floating rate finance debentures(1)	5.8	2012	50,000	50,000

Sub total			2,536,432	5,087,293

Foreign currencies
Finance debentures	6.0 - 7.6	2014 - 2016	1,634,688	1,592,351

			1,634,688	1,592,351

Gross long-term debt			43,408,623	39,545,648

Add: Premium			—	—
Less: Discount			(68,760)	(58,719)

			43,339,863	39,486,929

(1)	Interest rates on floating rate debt are those rates in effect at December 31, 2010.

Long-term debt is predominately denominated in Won, U.S. Dollar or Japanese Yen with both fixed and floating interest rates. Floating rates are generally determined periodically by formulas based on certain money market rates tied to the six-month London Inter-Bank Offered Rate, which are reset on a monthly, semi-annual or quarterly basis, or the monthly Public Fund Prime Rate published by the Korean government. The weighted-average interest rate for long-term debt was 4.95% and 4.92% as of December 31, 2009 and 2010, respectively.

The combined aggregate amount of contractual maturities of all long-term debt as of December 31, 2010 was as follows:

Korean Won
(in millions)

Due in 2011	9,260,833
Due in 2012	9,781,234
Due in 2013	5,067,014
Due in 2014	4,403,295
Due in 2015	4,357,297
2016 and thereafter	6,675,975

39,545,648

Convertible debentures

As of December 31, 2009, the Company had convertible debentures of 793 million Won which was issued by Woori Financial. The convertible debentures were redeemed on May 4, 2010 at maturity and there were no shares issued with convertible rights and liabilities.

Other Liabilities	12 Months Ended
Dec. 31, 2010
Other Liabilities [Abstract]
Other Liabilities

20.	Other Liabilities

Other liabilities as of December 31, 2009 and 2010 consisted of the following:

	Korean Won (in millions)
	2009	2010

Accrued severance benefits (see Note 31)	97,547	62,295
Allowance for credit-related commitments (see Note 11)	296,442	440,339
Accounts payable	430,674	512,854
Unearned income	139,175	141,463
Tax withholdings and income tax payable	168,257	242,916
Deferred tax liabilities (see Note 29)	38,020	40,020
Security deposits received	295,116	418,482
Due to agencies	984,008	1,405,090
Domestic exchange settlements credits with other banks	479,086	174,398
Foreign exchanges	376,715	581,935
Account for agency business	268,598	295,472
Other	1,038,956	704,671

Total	4,612,594	5,019,935

Common Stock	12 Months Ended
Dec. 31, 2010
Common Stock [Abstract]
Common Stock

21.	Common Stock

Capital stock

The Company has 2,400 million authorized shares of common stock with a 5,000 Won par value, of which 806,015,340 shares were issued and 806,012,780 shares, net of 2,560 shares of treasury stock, were outstanding as of December 31, 2009 and 806,012,779 shares, net of 2,561 shares of treasury stock, were outstanding as of December 31, 2010. The Company’s common stock owned by KDIC totaled to 531,738,609 shares (65.97%, not considering the treasury stock) as of December 31, 2009 and to 459,198,609 shares (56.97%, not considering the treasury stock) as of December 31, 2010.

Treasury stock

Treasury stock is recorded at cost. The changes in the treasury stock of the Company for the years ended December 31, 2008, 2009 and 2010 were as follows:

Description	Shares increase	Shares decrease	Net changes

Shares at January 1, 2008			26,540

2008—re-issuance	—	23,980	(23,980)
2010—purchase	1	—	1

Shares at December 31, 2010			2,561

In 2008, the Company re-issued 23,980 shares through trusts and private equity funds which are excluded in consolidation.

Additional Paid-in Capital	12 Months Ended
Dec. 31, 2010
Additional Paid-in Capital [Abstract]
Additional Paid-in Capital

22.	Additional Paid-in Capital

The amount resulting from liabilities in excess of identified assets of the acquired banks has been classified as “deficit equity,” presented as a reduction of additional paid-in capital (“APIC”). The amount of 3,778,023 million Won resulting from this “deficit equity” has been reduced by the tax benefits resulting from the acquired entity’s deductible temporary differences and NOL carryforwards at the acquisition date.

The amounts incurred by KDIC for the purchase of the newly issued shares of the Commercial Bank of Korea and Hanil Bank on September 30, 1998 (3,264,200 million Won) have been recorded as additional paid-in capital in the accompanying consolidated financial statements. The effect on additional paid-in-capital from ownership changes of subsidiaries from September 30, 1998 to December 31, 1999 amounted to an 1,337,971 million Won increase.

From December 29 through December 31, 2000, the Bank Subsidiaries and Woori Credit Card received 3,466,800 million Won from KDIC, in connection with the purchase by KDIC of newly issued shares of the banks. These amounts have been recorded as additional paid-in capital in the accompanying consolidated financial statements. During 2001, the Bank Subsidiaries and Woori Credit Card received 2,583,600 million Won from KDIC, as additional capital injection. These amounts have been recorded as additional paid-in capital in the accompanying consolidated financial statements.

On November 3, 2000, KDIC established Woori Investment Bank (see Note 1) by contributing capital of 170,493 million Won, which has been recorded as additional paid-in capital by the Holding Company. On March 24, 2001, additional contributed capital of 30,913 million Won from KDIC has been recorded as additional paid-in capital.

Upon legal establishment of the Holding Company on March 27, 2001, 3,637,293 million Won of injected capital which had been classified as additional paid-in capital in connection with the purchase by KDIC of newly issued shares of the respective banks was transferred to common stock.

The capital injection was considered taxable income in Korea and was recorded net of the applicable tax effect.

The components of and changes in APIC in 2009 and 2010 consisted of the following:

	Korean Won (in millions)
	2009		2010
	APIC	Deficit equity	APIC	Deficit equity

Balance, beginning of year	6,561,161	(1,562,567)	6,530,834	(1,562,567)
Capital transactions of affiliates	(30,327)	—	(2,209)	—

Balance, end of year	6,530,834	(1,562,567)	6,528,625	(1,562,567)

Total		4,968,267		4,966,058

Retained Earnings	12 Months Ended
Dec. 31, 2010
Retained Earnings [Abstract]
Retained Earnings

23.	Retained Earnings

Retained earnings consisted of the following as of December 31, 2009 and 2010:

	Korean Won (in millions)
	2009	2010

Appropriated retained earnings:
Legal reserve	1,974,846	2,204,140
Other statutory reserves	32,662	38,041
Unappropriated retained earnings	1,494,107	2,366,391

Total	3,501,615	4,608,572

The Financial Holding Companies Act requires the Company to appropriate as a legal reserve an amount equal to a minimum of 10% of annual net income in accordance with accounting principles generally accepted in the Republic of Korea (“Korean GAAP”) of each individual legal entity within the consolidated group of companies until such reserve equals 100% of its paid-in capital. This reserve is not available for payment of cash dividends but may be transferred to capital stock or used to reduce an accumulated deficit, if any, by an appropriate resolution of the Company’s board of directors.

The Company’s branches in Japan, Vietnam and Bangladesh are required to appropriate a statutory reserve. This reserve, included in the other statutory reserves, is used only to reduce any accumulated deficit related to the branches in Japan, Vietnam and Bangladesh.

Accumulated Other Comprehensive Income, Net of Tax	12 Months Ended
Dec. 31, 2010
Accumulated Other Comprehensive Income, Net of Tax [Abstract]
Accumulated Other Comprehensive Income, Net of Tax

24.	Accumulated Other Comprehensive Income, Net of Tax

Comprehensive income includes net income plus transactions and other occurrences that are the result of non-owner changes in equity. For the years ended December 31, 2008, 2009 and 2010, the non-owner equity changes were composed of foreign currency translation adjustments and unrealized holding gains and losses on investment securities. Below are the components of accumulated other comprehensive income and the related tax effects allocated to each component for the years ended December 31, 2008, 2009 and 2010.

	Korean Won (in millions)
	Foreign	Net unrealized	Accumulated
	currency	holding gains on	other
	translation	investment	comprehensive
	adjustments	securities	income, net of tax

Balance, January 1, 2008	(28,822)	698,832	670,010

Foreign currency translation adjustments, net of tax of (14,513) million Won	(461)	—	(461)
Net unrealized holding gains arising on investment securities, net of tax of 17,294 million Won	—	(61,317)	(61,317)
Reclassification adjustment for gains included in net income, net of tax of 68,339 million Won	—	(78,882)	(78,882)

Change in 2008	(461)	(140,199)	(140,660)

Balance, December 31, 2008	(29,283)	558,633	529,350

Cumulative adjustment for accounting change	—	(4,972)	(4,972)

Adjusted balance, December 31, 2008	(29,283)	553,661	524,378

Foreign currency translation adjustments, net of tax of 17,517 million Won	(32,588)	—	(32,588)
Net unrealized holding gains arising on investment securities, net of tax of (45,908) million Won	—	188,321	188,321
Reclassification adjustment for gains included in net income, net of tax of 119,116 million Won	—	(314,034)	(314,034)

Change in 2009	(32,588)	(125,713)	(158,301)

Balance, December 31, 2009	(61,871)	427,948	366,077

Foreign currency translation adjustments, net of tax of (3,356) million Won	(5,825)	—	(5,825)
Net unrealized holding gains arising on investment securities, net of tax of (44,987) million Won	—	192,551	192,551
Reclassification adjustment for gains included in net income, net of tax of 60,103 million Won	—	(189,359)	(189,359)

Change in 2010	(5,825)	3,192	(2,633)

Balance, December 31, 2010	(67,696)	431,140	363,444

Noncontrolling interest	12 Months Ended
Dec. 31, 2010
Noncontrolling interest [Abstract]
Noncontrolling interest

25.	Noncontrolling interest

Noncontrolling interest represents the equity for the outstanding voting stock of subsidiaries not owned by the Company (see Note 37). The changes in noncontrolling interest in 2008, 2009 and 2010 consisted of noncontrolling interest in net income of subsidiaries, noncontrolling interest in changes in other comprehensive income of subsidiaries and changes in noncontrolling interest resulting from acquisitions and changes in the ownership percentage of subsidiaries.

The Company acquired the remaining 30% interest in Woori Credit Suisse Asset Management from Credit Suisse Asset Management in October 2009 and the remaining 49% interest in Woori SB Asset Management from CRT 9 Yugen Kaisha in December 2009. As a result, Woori Credit Suisse Asset Management and Woori SB Asset Management became wholly owned subsidiaries of the Company. After acquisition, Woori Credit Suisse Asset Management and Woori SB Asset Management changed its name to Woori Asset Management and Woori AMC, respectively. In addition, the Company acquired 2.41% interest in Woori Financial in October 2009. In 2010, there was no change in noncontrolling interest resulting from acquisitions and changes in the ownership percentage of subsidiaries.

In 2009, the effect of changes in the Company’s ownership interest in its subsidiaries is as following:

Korean Won
(in millions)
2009

Net income attributable to common stockholders	1,134,567
Transfer from (to) noncontrolling interest
Changes in capital surplus resulting from purchase of 1,998,600 Woori Asset Management common shares (30)%	(27,555)
Change in capital surplus resulting from purchase of 392,000 Woori AMC common shares (49)%	(2,142)
Change in capital surplus resulting from purchase of 409,484 Woori Financial common shares (2.41)%	677

Change from net income attributable to common stockholders and transfer from (to) noncontrolling interest	1,105,547

Non-Interest Income	12 Months Ended
Dec. 31, 2010
Non-interest Income [Abstract]
Non-Interest Income

26.	Non-Interest Income

The components of non-interest income for the years ended December 31, 2008, 2009 and 2010 were as follows:

	Korean Won (in millions)
	2008	2009	2010

Trust fees, net	33,835	22,397	33,501

Fees and commission income
From credit cards	616,311	661,575	722,453
From currency transfers	876,086	735,189	707,140
From letters of credit	111,724	113,172	119,957
Other	388,565	378,294	372,366

	1,992,686	1,888,230	1,921,916

Trading revenue, net
Debt securities	111,718	(94,512)	80,112
Equity securities	(119,177)	95,841	61,927
Beneficiary certificates	4,173	7,854	42,821
FX transactions	1,295,512	874,750	271,263
Derivative instruments	(1,740,564)	(606,619)	154,101

	(448,338)	277,314	610,224

Other-than-temporary impairment losses on debt securities:
Total other-than-temporary impairment losses	(508,490)	(186,035)	(129,023)
Less : Unrealized other-than-temporary impairment losses recognized in OCI	—	—	—

Net impairment losses recognized in earnings	(508,490)	(186,035)	(129,023)

Investment securities gain (loss), net(1)
Debt securities	56,921	329,221	340,794
Equity securities	(48,558)	724,590	726,056
Beneficiary certificates	(10,219)	(31,506)	23,044

	(1,856)	1,022,305	1,089,894

Other non-interest income
Gain on disposal of premises and equipment	7,254	149,354	1,458
Gain on sales of loans	8,980	106,873	177,504
Other	223,286	171,393	223,995

	239,520	427,620	402,957

Total non-interest income	1,307,357	3,451,831	3,929,469

(1)	Impairment losses on equity securities, beneficiary certificates and other investment for the years ended December 31, 2008, 2009 and 2010 were 136,697 million Won, 112,233 million Won and 161,855 million Won, respectively.

Non-Interest Expense	12 Months Ended
Dec. 31, 2010
Non-interest Expense [Abstract]
Non-Interest Expense

27.	Non-Interest Expense

The components of non-interest expense for the years ended December 31, 2008, 2009 and 2010 were as follows:

	Korean Won (in millions)
	2008	2009	2010

Salaries and employee benefits
Salaries and other benefits	1,079,221	1,100,350	1,140,672
Provision for accrued severance benefits	102,949	130,616	114,095

	1,182,170	1,230,966	1,254,767

Depreciation and amortization
Depreciation of premises and equipment	249,446	206,478	189,593
Amortization of other intangible assets	90,388	75,116	63,537

	339,834	281,594	253,130

Other administrative expenses	1,181,168	1,150,962	1,225,004

Fees and commissions
Paid on remittances and collections	82,411	102,613	100,602
Paid on letters of credit	30,387	38,178	24,271
Paid on credit cards	333,838	320,646	346,446

	446,636	461,437	471,319

Other non-interest expense
Loss on disposal of premises and equipment	1,037	855	2,389
Loss on sales of loans	2,598	15,061	27,700
Other	982,132	951,650	892,436

	985,767	967,566	922,525

Total non-interest expense	4,135,575	4,092,525	4,126,745

Regulatory Requirements	12 Months Ended
Dec. 31, 2010
Regulatory Requirements [Abstract]
Regulatory Requirements

28.	Regulatory Requirements

Capital ratio

In conformity with the Financial Supervisory Service (“FSS”) and Basel Committee on Banking Regulations and Supervisory Practices/Bank for International Settlements (“BIS”) Guidelines, each of the Bank Subsidiaries applied BIS risk-adjusted capital ratios to evaluate its capital adequacy. Total capital consists of two tiers of capital. Tier 1 Capital includes common shareholders’ equity, retained profits, legal reserves, and noncontrolling interest, less intangible assets and other adjustments. Tier 2 Capital consists of the allowance for credit losses up to 1.25 percent of risk-weighted assets, limited amounts of subordinated debt, and other adjustments. Banking organizations engaged in international banking are required to maintain a minimum 8% total risk-based capital ratio, the ratio of total risk-adjusted capital divided by total risk-weighted assets, including a Tier 1 capital ratio of at least 4%. The capital ratios are calculated based on each of the Bank Subsidiaries’ consolidated balance sheets prepared in accordance with Korean GAAP. In the event any bank did not maintain a consolidated BIS ratio of 8%, it is subject to corrective actions recommended by the FSS based on the actual financial position and capital ratio. Continued non-compliance with these standards could potentially result in the closure of non-compliant banks.

The following capital ratios are in accordance with the FSS guidelines, which are materially consistent with BIS guidelines. The ratios are calculated based on each of the Bank Subsidiaries’ consolidated financial statements prepared in compliance with Korean GAAP that may differ from U.S. GAAP in certain significant respects as of December 31, 2009 and 2010:

	Korean Won (in millions)
	2009
		Kwangju	Kyongnam
	Woori Bank	Bank	Bank

Tier 1 Capital	14,470,192	996,402	1,470,717
Tier 2 Capital	6,554,495	623,569	611,440
Less: Investment in non-consolidated equity investees(1)	(235,571)	(16,800)	—

Total risk-adjusted capital	20,789,116	1,603,171	2,082,157

Risk-weighted assets
On-balance sheet assets	158,206,085	10,797,932	13,767,243
Off-balance sheet assets	10,369,252	464,729	502,450

Total risk-weighted assets	168,575,337	11,262,661	14,269,693

Tier 1 capital ratio	8.58%	8.85%	10.31%
Tier 2 capital ratio	3.89%	5.54%	4.28%
Total risk-based capital ratio	12.33%	14.23%	14.59%

(1)	Investment in non-consolidated equity investees engaged in banking and financial activities are deducted from total capital, but not deducted directly from Tier 1 and Tier 2 pursuant to the guidelines of the FSS.

	Korean Won (in millions)
	2010
		Kwangju	Kyongnam
	Woori Bank	Bank	Bank

Tier 1 Capital	15,210,606	1,067,798	1,551,353
Tier 2 Capital	5,581,232	498,831	694,786
Less: Investment in non-consolidated equity investees(1)	(89,384)	(16,800)	—

Total risk-adjusted capital	20,702,454	1,549,829	2,246,139

Risk-weighted assets
On-balance sheet assets	153,319,320	10,891,762	13,737,311
Off-balance sheet assets	11,039,399	484,554	452,645

Total risk-weighted assets	164,358,719	11,376,316	14,189,956

Tier 1 capital ratio	9.25%	9.39%	10.93%
Tier 2 capital ratio	3.40%	4.38%	4.90%
Total risk-based capital ratio	12.60%	13.62%	15.83%

(1)	Investment in non-consolidated equity investees engaged in banking and financial activities are deducted from total capital, but not deducted directly from Tier 1 and Tier 2 pursuant to the guidelines of the FSS.

In addition to the existing capital ratio calculations, certain banks in Korea are required to report to the FSS an alternative set of capital ratios, taking into account market risk from equity securities, foreign exchange and derivative instruments. Among the Bank Subsidiaries, Woori Bank is subject to these reporting requirements, which are covered under the same existing minimum capital adequacy ratios.

Capital ratios of Woori Bank in accordance with the additional reporting requirements and Woori Bank’s consolidated financial statements prepared in accordance with Korean GAAP, which may vary in certain significant respects from U.S. GAAP, as of December 31, 2009 and 2010, are as follows:

	Korean Won (in millions)
	2009	2010

Tier 1 Capital	14,470,192	15,210,606
Tier 2 Capital(1)	6,277,337	5,326,632

Total risk-adjusted capital	20,747,529	20,537,238

Risk-weighted assets for credit risk	162,712,944	157,950,787
Risk-weighted assets for market risk	2,535,446	1,257,264

Total risk-weighted assets	165,248,390	159,208,051

Tier 1 capital ratio	8.76%	9.55%
Tier 2 capital ratio	3.80%	3.35%
Total risk-based capital ratio	12.56%	12.90%

(1)	Investment in non-consolidated equity investees engaged in banking and financial activities are directly deducted from Tier 2 pursuant to the guidelines of the FSS.

On January 1, 2008, the Company adopted Basel II, which uses a “three pillar” concept—minimum capital requirements, supervisory review process and market discipline—in compliance with the FSS and BIS guidelines. FSS mandated the Company to simultaneously report BASEL I and BASEL II ratios in the years of 2008 and 2009.

The following capital ratios are in accordance with the FSS BASEL II guidelines, which are materially consistent with BIS guidelines. The ratios are calculated based on each of the Bank Subsidiaries’ consolidated financial statements prepared in compliance with Korean GAAP that may differ from U.S. GAAP in certain significant respects as of December 31, 2009 and 2010:

	Korean Won (in millions)
	2009
		Kwangju	Kyongnam
	Woori Bank	Bank	Bank

Tier 1 Capital	14,211,015	988,002	1,470,717
Tier 2 Capital(1)	5,452,417	619,765	611,440

Total risk-adjusted capital	19,663,432	1,607,767	2,082,157

Risk-weighted assets for credit risk	125,347,460	10,836,822	14,125,872
Risk-weighted assets for market risk	2,535,446	33,300	63,438
Risk-weighted assets for operational risk	7,788,073	760,188	1,006,580
Risk-weighted assets for required capital adjustment(2)	991,439	—	—

Total risk-weighted assets	136,662,418	11,630,310	15,195,890

Tier 1 capital ratio	10.40%	8.50%	9.68%
Tier 2 capital ratio	3.99%	5.33%	4.02%
Total risk-based capital ratio	14.39%	13.82%	13.70%

(1)	Investment in non-consolidated equity investees engaged in banking and financial activities are directly deducted from Tier 2 pursuant to the guidelines of the FSS.
(2)	Represent required capital adjustment in the calculation of risk-weighted assets pursuant to the guidelines of the FSS.

	Korean Won (in millions)
	2010
		Kwangju	Kyongnam
	Woori Bank	Bank	Bank

Tier 1 Capital	15,051,571	1,059,398	1,551,353
Tier 2 Capital(1)	4,286,821	492,009	694,786

Total risk-adjusted capital	19,338,392	1,551,407	2,246,139

Risk-weighted assets for credit risk	123,369,843	10,897,133	14,727,737
Risk-weighted assets for market risk	1,257,264	9,588	94,629
Risk-weighted assets for operational risk	7,370,424	829,095	1,118,014

Total risk-weighted assets	131,997,531	11,735,816	15,940,380

Tier 1 capital ratio	11.40%	9.03%	9.73%
Tier 2 capital ratio	3.25%	4.19%	4.36%
Total risk-based capital ratio	14.65%	13.22%	14.09%

(1)	Investment in non-consolidated equity investees engaged in banking and financial activities are directly deducted from Tier 2 pursuant to the guidelines of the FSS.

Memorandum of Understanding between the KDIC and Woori Subsidiaries

As a condition of the capital contributions and injections that were executed and made by the KDIC into Woori Subsidiaries, each of the Woori Subsidiaries entered into an Execution of Business Normalization Plan Memorandum of Understanding (“MOU”) with the KDIC which also includes a business normalization plan, “required execution matters” and letter of undertaking, as attachments. In the case of Woori Bank, the MOU entered into on December 30, 2000, superseded an MOU which was originally entered into with the FSC and the KDIC on January 22, 1999. With the exception of specific targets set forth therein, the terms and conditions of the Execution of Business Normalization Plan MOU that applies to each subsidiary are substantially identical and primarily deal with each subsidiary’s obligations to implement its business normalization plan, which is a two-year plan renewed every two years until the MOU terminates, that was prepared by each subsidiary and approved by the KDIC. Among Woori Subsidiaries, Woori Bank, Kyongnam Bank and Kwangju Bank were subject to MOUs entered into with the KDIC as of December 31, 2008. Woori Investment Bank and Woori Credit Card, which had formerly entered into MOUs with the KDIC, were merged into Woori Bank in 2003 and 2004, respectively (see Note 1), and the targets set forth in the MOU applying to Woori Bank were adjusted accordingly to reflect such mergers.

In the event that the KDIC determines that a subsidiary has failed to implement its business normalization plan or to meet financial ratio targets, the KDIC may impose sanctions on directors as well as employees ranging from warnings and reduction of wages to suspension or termination of employment. The KDIC may also order the subsidiary, among other things, to increase or reduce its capital or dispose of its assets, to downsize, dispose, acquire or consolidate branches or subsidiaries, to suspend or transfer a part of its operations, or to order a merger or inclusion in a holding company. In addition, Woori Subsidiaries subject to MOUs entered into with the KDIC are required to take all actions necessary (including making dividend payments) to enable the Holding Company to return to the KDIC such public funds injected by the KDIC into Woori Subsidiaries to the extent that such actions would not cause a materially adverse effect on the normalization of their business operations as contemplated by the MOUs. Management has considered these terms of the MOUs and believes that the conditions which would result in the return to the KDIC of such public funds is solely within the control of the Holding Company and therefore, capital contributions from the KDIC are reflected as permanent equity in the accompanying consolidated financial statements. Each of the MOUs also provides a termination clause under which the MOU is terminated upon the KDIC losing its status as the largest shareholder of the Holding Company.

Each of the Woori Subsidiaries subject to MOUs entered into with the KDIC has prepared and renewed every two years a business normalization plan that was approved by the KDIC, which includes profitability and financial ratio targets, recapitalization goals and deadlines, econometric models, plans to dispose of their total credits classified as substandard or below (“NPLs”), cost reduction initiatives (disposal of low return-generating fixed assets, downsizing, and others), future management and business strategies (integration, risk management, compliance, and others) and other restructuring plans. The “required execution matters” set forth the following five financial ratio targets that need to be met by Woori Bank, Kyongnam Bank and Kwangju Bank on a quarterly basis; the capital adequacy ratio, return on total assets, expense to revenue ratio (administrative and general expenses/adjusted operating income), operating income per employee (adjusted operating income/number of employees), and net NPL ratio (total credits classified as substandard or below net of allowances for possible loan losses/total credits net of allowances for possible loan losses).

As of December 31, 2010, Woori Bank failed to meet two of the financial ratio targets; return on total assets, non-performing loan ratio, and Kwangju Bank failed to meet one of the financial targets; non-performing loan ratio.

MOU between the KDIC and the Holding Company

To allow the Holding Company to establish a clear management plan and effect that plan in order to ensure return of the public funds to the KDIC, the Holding Company entered into an Execution of Business Plan MOU with the KDIC on July 2, 2001, which also includes a business plan, financial ratio targets and a letter of undertaking as attachments. In the event that the KDIC determines that the Holding Company has failed to perform its obligations under the MOU between the KDIC and the Holding Company, the KDIC may impose sanctions on directors as well as employees of the Holding Company ranging from warnings and reduction of wages to suspension or termination of employment. If necessary, the KDIC may also order the Holding Company to take remedial measures against Woori Subsidiaries. In addition, under its MOU with the KDIC, the Holding Company is required to take all actions necessary (including making dividend payments and share buybacks) to return to the KDIC such public funds injected by the KDIC into the Company to the extent that such actions would not cause a materially adverse effect on the normalization of the Holding Company’s business operations as contemplated by the MOU. The MOU is terminated upon the KDIC losing its status as the largest shareholder of the Holding Company.

The Holding Company has prepared and renewed every two years a business plan that was approved by the KDIC, which sets forth the basis for the Holding Company to manage the normalization and integration of its subsidiaries’ operations as well as return of the public funds that have been injected into its subsidiaries. As stated above, the MOU sets financial ratio targets that need to be met by the Holding Company on a semi-annual basis, which are the capital ratio, return on total assets, expense to revenue ratio, operating income per employee, the Holding Company expense ratio (the Holding Company’s expenses/adjusted operating income of Woori Subsidiaries) and net NPL ratio.

In addition, as required under Article 6 of the Execution of Business Plan MOU entered into between the KDIC and the Holding Company, the Holding Company entered into a Management of Execution of Business Plan MOU with each Woori Subsidiary in July 2001, which also includes financial ratio targets and a business initiative plan. With the exception of various financial ratio targets specific to each Woori Subsidiary, the terms and conditions of the Management of Execution of Business Plan MOU that apply to each Woori Subsidiary are substantially identical and primarily aim to define the respective roles of the Holding Company and each Woori Subsidiary within the Company, and the scope of the Holding Company’s rights vis-à-vis each Woori Subsidiary and obligations of each Woori Subsidiary vis-à-vis the Holding Company. The specified financial ratio targets that need to be met by each Woori Subsidiary are identical to the financial ratio targets provided for in the Execution of Business Normalization Plan MOU that each of them entered into with the KDIC.

As of December 31, 2010, the Holding Company failed to meet two of the financial ratio targets; return on total assets, non-performing loan ratio.

In March 2011, the Holding Company, Woori Bank, Kyongnam Bank and Kwangju Bank each entered into a new one-year business normalization plan with the KDIC that included new restructuring measures and financial targets.

Income Tax	12 Months Ended
Dec. 31, 2010
Income Tax [Abstract]
Income Tax

29.	Income Tax

The components of income tax expense for the years ended December 31, 2008, 2009 and 2010 were as follows:

	Korean Won (in millions)
	2008	2009	2010

Current:
Domestic	360,721	173,745	479,582
Foreign	21,957	17,858	8,710

	382,678	191,603	488,292

Deferred:
Domestic	(22,122)	185,969	(74,677)
Foreign	(2,699)	2,117	1,514

	(24,821)	188,086	(73,163)

Total income tax expense	357,857	379,689	415,129

The tax effects of unrealized gains and losses on investment securities and foreign currency translation are recorded directly in stockholders’ equity as a component of “Accumulated other comprehensive income, net of tax.”

In accordance with the Korean Corporate Tax Act, the Holding Company and its wholly owned domestic subsidiaries have adopted a consolidated tax return from the year ended December 31, 2010. Such domestic subsidiaries represent Woori Bank, Woori FIS, Woori F&I, Woori Asset Management, Woori PE, Woori Credit Information and Woori AMC, which are subject to the consolidated tax return along with the Holding Company as of December 31, 2010. For all other subsidiaries of the Holding Company, income tax is calculated on an individual entity basis and losses incurred by these other subsidiaries cannot be offset against profits earned by any other profitable entity.

The tax on the operating profit differs from the theoretical amount that would arise at the basic tax rate in Korea as follows:

	Korean Won (in millions)
	2008	2009	2010

Income before income tax expense	485,744	1,491,644	1,643,926

Tax calculated at statutory tax rate(1)	133,580	360,978	397,830
Income not taxable for tax purposes	(76,509)	(78,250)	(70,149)
Expense not deductible for tax purposes	92,044	103,311	92,677
Increase (decrease) in valuation allowance affecting income tax expenses	24,364	(5,534)	7,883
Statutory tax rate change	187,631	2,363	(9,252)
Other	(3,253)	(3,179)	(3,860)

Income tax expense	357,857	379,689	415,129

(1)	27.5% for 2008, 24.2% for 2009 and 2010

Pursuant to amendments to the Corporation Income Tax Law in 2008, the statutory tax rates changed from 14.3% for the first 100 million Won and 27.5% for any excess amount in 2007 to 12.1% for the first 200 million Won and 27.5% for any excess amount in 2008, 12.1% for the first 200 million Won and 24.2% for the excess amount in 2009, and 11.0% for the first 200 million Won and 22.0% for the excess amount in 2010 and thereafter.

In 2009, the Corporation Income Tax Law was further amended to defer the aforementioned effective date of the statutory tax rates of 11.0% for the first 200 million Won and 22.0% for the excess amount from 2010 and thereafter to 2012 and thereafter. As a result of the change in statutory tax rates, income tax expenses decreased by 9,252 million Won and deferred income tax assets related to temporary differences increased by 9,252 million Won.

The tax effects of temporary differences and NOLs that gave rise to significant portions of the deferred tax assets and deferred tax liabilities as of December 31, 2009 and 2010 were as follows:

	Korean Won (in millions)
	2009	2010

Deferred tax assets:
Allowance for loan losses	—	95,187
Allowance for credit-related commitments	26,629	60,791
Valuation of trading securities	141,969	111,237
Valuation of investments	233,363	152,012
Derivatives valuation	45,956	804
Premises and equipment	19,553	20,193
Other temporary differences	330,211	447,637
NOL	111,059	50,266

Gross deferred tax assets	908,740	938,127
Less: Valuation allowance	(81,838)	(75,935)

Deferred tax assets	826,902	862,192

Deferred tax liabilities:
Interest income accrual	(21,008)	(69,731)
Allowance for loan losses	(110,310)	—
Valuation of trading securities	(40,554)	(50,370)
Valuation of investments	(92,857)	(85,696)
Derivatives valuation	(40,310)	(67,400)
Other temporary differences	(24,746)	(45,995)

Deferred tax liabilities excluding other comprehensive income related deferred tax liabilities	(329,785)	(319,192)

Other comprehensive income related deferred tax liabilities	(108,593)	(115,103)

Gross deferred tax liabilities	(438,378)	(434,295)

Net deferred tax assets	388,524	427,897

The changes in the valuation allowance in 2008, 2009 and 2010 were as follows:

	Korean Won (in millions)
	2008	2009	2010

Beginning of the year	217,040	92,343	81,838
Extinguishment of NOL carryforwards	(149,061)	(4,971)	(13,786)
Affecting income tax expenses	24,364	(5,534)	7,883

End of the year	92,343	81,838	75,935

The Company established the valuation allowance in connection with four separate acquisitions of Woori Bank, Peace Bank (renamed Woori Credit Card, and merged into Woori Bank, see Note 1), Kwangju Bank and Kyongnam Bank that occurred in 1998 and 2000.

The ability to utilize the deferred tax assets recorded in connection with these acquisitions is subject to a number of limitations. Among these limitations is the restriction that NOL carryforwards and other attributes can only be used against income generated by the acquired subsidiaries. Limitations are also placed on the amount of NOLs utilized during a specified period. The requirement that the Company file separate tax returns placed further limitations on the ability to utilize the deferred tax assets. The prior operating history of the four acquired entities did not provide adequate assurance to enable management to conclude at the time of the acquisition that it was more likely than not that the deferred tax assets would be realized.

During the years 2001 through 2005 to the extent that certain of the deferred tax assets were realized, the valuation allowances were reduced and recorded as a reduction of deficit equity (see Note 22). The Company’s net deferred tax assets are based on the expectation of future taxable income and utilization of tax planning strategies. Based on these factors, management believes it is more likely than not that the Company will realize net deferred tax assets of 388,524 million Won and 427,897 million Won as of December 31, 2009 and 2010.

As of December 31, 2010, the Company has NOL carryforwards totaling 228,484 million Won that expire from 2011 to 2015. The valuation allowance recorded by the Company at December 31, 2010 mostly represents the NOL carryforwards which are more likely than not to expire unutilized.

The beginning balance of unrecognized tax benefits reconciles to the balance as of December 31, 2010 in the following table:

Korean Won
(in millions)

Total unrecognized tax benefits at January 1, 2010	18,850
Gross amount of increases for current years’ tax position	5,569
Gross amount of decreases for prior years’ tax position	(1,482)

Total unrecognized tax benefits at December 31, 2010	22,937

Any changes in the amounts of unrecognized tax benefits related to temporary differences would result in a reclassification to deferred tax liability, and any changes in the amounts of unrecognized tax benefits related to permanent differences would result in an adjustment to income tax expense and effective tax rate. As of December 31, 2010 and January 1, 2010, the unrecognized tax benefits included above which would, if recognized, affect the effective tax rate are 11,874 million Won and 11,856 million Won, respectively. The Company does not expect significant changes in the gross balance of unrecognized tax benefits to occur within the next 12 months.

The Company’s major tax jurisdiction is the Republic of Korea. In 2007, the National Tax Service completed their regular examination on Woori Bank’s income tax returns for the years 2002 through 2006 and Woori Bank filed a tax appeal for certain issues related to this examination. The final result of this examination and related tax appeal are appropriately reflected in the consolidated financial statements. Woori bank is currently under regular tax audit as of the reporting date for the tax years subsequent to the years which were covered in the prior tax audit in 2007. In 2010, the Holding Company and Kwangju Bank were audited for fiscal years up to 2009 and 2006, respectively. For Kyongnam Bank, all tax years subsequent to 2006 are open to tax audit. For other subsidiaries, tax years from 2005 are open to tax audit.

The Company’s continuing practice is to recognize interest and penalties, if any, related to income tax matters in income tax expense. The Company had a total accrued interest income in the amount of 11,243 million Won and 123 million Won as of December 31, 2009 and 2010, respectively, and also recorded 336 million Won and 584 million Won of unrecognized tax benefits for penalties as a component of income tax expense as of December 31, 2009 and 2010, respectively.

During 2010, the Company recognized 446 million Won of tax expense related to interest and 248 million Won of tax expense related to penalties.

Earnings Per Share	12 Months Ended
Dec. 31, 2010
Earnings Per Share [Abstract]
Earnings Per Share

30.	Earnings Per Share

Basic EPS are calculated by dividing the net income applicable to common shares outstanding by the weighted average number of common shares deemed to be outstanding for the period. Diluted EPS is computed in a manner consistent with that of basic EPS while giving effect to all potentially dilutive common shares that were outstanding during the period, including stock compensation awards and convertible debentures. Where the effect of this exercise or conversion would have been dilutive, net income available to common stockholders is adjusted by the applicable expenses on the potentially dilutive instruments. The adjusted net income is divided by the weighted average number of common shares issued and outstanding for each period plus amounts representing the dilution resulting from the exercise of the Company’s stock compensation awards and the conversion of convertible debentures.

Convertible debentures issued by Woori Financial were included in the computation of diluted EPS of the Company in 2009 and 2010 but excluded from the computation of diluted EPS due to their anti-dilutive effect in 2008.

The following table is a summary of the computation of EPS for the years ended December 31, 2008, 2009 and 2010:

	Korean Won
	(in millions of Won,
	except per share amount)
	2008	2009	2010

Basic income per share:
Net income	150,305	1,134,567	1,281,726
Weighted average number of common shares outstanding (shares in thousands)	805,927	806,013	806,013

Basic net income per share	187	1,408	1,590

Diluted income per share:
Net income	150,305	1,134,567	1,281,726
Subsidiary’s EPS diluted effect	—	(52)	(21)

Net income for purpose of computing diluted income per share	150,305	1,134,515	1,281,705
Weighted average number of common shares outstanding (shares in thousands)	805,927	806,013	806,013

Weighted average number of common shares outstanding—assuming dilution (shares in thousands)	805,927	806,013	806,013

Diluted net income per share	187	1,408	1,590

Employee Severance Plan	12 Months Ended
Dec. 31, 2010
Employee Severance Plan [Abstract]
Employee Severance Plan

31.	Employee Severance Plan

Employees and directors with one or more years of service are entitled to receive a lump-sum payment upon termination of their employment, based on their length of service and rate of pay at the time of termination. Under the Korean National Pension Fund Law, the Company was required to pay a certain percentage of employee severance benefits to the National Pension Fund prior to April 1999. The Company has no additional liability once the amount has been contributed, thus the Company deducts contributions made to the National Pension Fund from accrued employee severance plan obligations. Additionally, the Company contributes voluntarily a certain portion of employee severance benefits to a severance insurance deposit account maintained for the benefit of employees at an insurance company. The severance insurance deposit can only be used for the payment of severance plan obligations once the amount has been contributed; thus the Company deducts the severance insurance deposit from its accrued employee severance plan obligations.

The Company records the vested benefit obligation at the balance sheet date assuming all employees were to terminate their employment as of that date. Such vested benefit obligation is based on the severance payment due on termination as determined under Korean law and does not take into account future compensation increase or discount rate assumptions. The change in the vested benefit obligation during the year is recorded as the current year’s severance expense.

Accrued employee severance plan obligations included in “Other liabilities” as of December 31, 2008, 2009 and 2010 were as follows:

	Korean Won (in millions)
	2008	2009	2010

Balance as of January 1,	304,132	302,952	217,402
Severance plan expense	103,399	130,616	114,095
Plan payments	(104,566)	(216,166)	(122,493)
Other	(13)	—	—

Balance as of December 31,	302,952	217,402	209,004
Contribution to severance insurance deposit(1)	(144,522)	(119,855)	(146,709)

	158,430	97,547	62,295

(1)	Includes the amount contributed to the National Pension Fund prior to April 1999 of 52 million Won, 42 million Won, and 36 million Won in 2008, 2009 and 2010 respectively.

The Company expects to make the following future severance payments to its employees upon their normal retirement age:

Korean Won
(in millions)

Expected payments in 2011	326
Expected payments in 2012	757
Expected payments in 2013	2,821
Expected payments in 2014	16,134
Expected payments in 2015	17,881
Expected payments from 2016 to 2020	176,408

The above amounts were determined based on the employees’ current salary rates and the number of service years that will be accumulated upon their retirement dates. These amounts do not include amounts that might be paid to employees who will cease working with the Company before their normal retirement age.

Under the limited circumstances, employees can withdraw their accumulated unpaid severance amounts before their termination of employment (“interim severance plan”). Such withdrawal was included in the amount of plan payments. Total interim severance payments made by the Company were 95,066 million Won, 188,356 million Won and 96,525 million Won in 2008, 2009 and 2010, respectively.

In addition to regular termination benefits, the Company made redundancy payments of 29,942 million Won, 27,222 million Won and 35,977 million Won for the years ended December 31, 2008, 2009 and 2010, respectively to 157 employees, 138 employees and 139 employees, respectively, who accepted early retirement.

Fair Value Measurements	12 Months Ended
Dec. 31, 2010
Fair Value Measurements [Abstract]
Fair Value Measurements

32.	Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Company may use various valuation approaches, including market, income and/or cost approaches. The fair value hierarchy requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. Fair value is a market-based measure considered from the perspective of a market participant. As such, even when market assumptions are not readily available, the Company’s own assumptions reflect those that market participants would use in pricing the asset or liability at the measurement date. The fair value measurement accounting guidance describes the following three levels used to classify fair value measurements:

•	Level 1—Quoted prices in active markets for identical assets or liabilities.

•	Level 2—Quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

•	Level 3—Unobservable inputs that are significant to the fair value of the assets or liabilities.

The availability of observable inputs can vary and in certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The Company’s assessment of the significance of a particular input to a fair value measurement requires judgment and consideration of factors specific to the asset or liability.

When available, the fair value of the Company’s financial instruments is based on quoted market prices, valuation techniques that use observable market-based inputs or unobservable inputs that are corroborated by market data. Financial instruments for which actively quoted prices or pricing parameters are available will generally have a higher degree of price transparency than those that are thinly traded or not quoted. In accordance with the fair value measurements accounting guidance, the criteria used to determine whether the market for a financial instrument is active or inactive is based on the particular asset or liability. The Company characterizes active markets as those where transaction volumes are sufficient to provide objective pricing information, with reasonably narrow bid/ask spreads and where dealer quotes received do not vary widely. Inactive markets are characterized by low transaction volumes, price quotations which vary substantially among market participants, or in which minimal information is released publicly. The Company also considers nonperformance risks, including credit risk, as part of the Company’s valuation methodology for all assets and liabilities measured at fair value.

It is the Company’s policy to maximize the use of observable inputs and minimize the use of unobservable inputs when developing fair value measurements, as prescribed in the fair value hierarchy. When available, the Company uses quoted market prices to measure fair value. When observable market prices are not readily available, the Company generally estimates the fair value using techniques that rely on alternate market data or internally developed models using significant inputs that are generally readily observable from objective sources. Market data includes prices of financial instruments with similar maturities and characteristics, duration, interest rate yield curves, and measures of volatility.

As a result of the Company adopting amended fair value measurements accounting guidance, the Company has amended its techniques used in measuring the fair value of derivatives. These amendments change the way that the probability of default of a counterparty is factored into the valuation of derivative positions and include the impact of the Company’s own credit risk on derivatives measured at fair value.

The following are descriptions of valuation methodologies used by the Company to measure various financial instruments at fair value.

Trading and available-for-sale securities: The fair value of the securities included in trading assets and available for sale securities included in investments are recognized in the consolidated balance sheets based on quoted market prices, where available. For securities traded in the over-the-counter market, the Company generally determines fair value utilizing internal valuation techniques or based on prices obtained from independent pricing services or brokers. Trading and available-for-sale securities that are valued by using valuation methods and prices obtained from pricing services or brokers are generally classified as Level 2 except in the cases where such quoted prices include unobservable inputs to the models, then such financial instruments are classified as Level 3. In cases where there is limited activity or less transparency around significant inputs to the valuation, securities are classified within Level 3 of the valuation hierarchy.

Asset-backed securities (“ABS”) are valued based on external prices or market spread data, using current market assumptions. When external prices or spread inputs are unobservable or if the comparability assessment involves significant subjectivity, certain ABS are categorized within Level 3 of the fair value hierarchy. In addition, the Company employed waterfall, market value and option pricing approaches to value CDOs. These approaches are based on several assumptions including interest rate curves, credit spreads, default rates and recovery rates which are derived from rating agencies and other market sources. Certain of these assumptions are considered to be unobservable inputs, and thus, CDOs are classified within Level 3 of the valuation hierarchy.

Beneficiary certificates are valued based on the basis of prices posted by asset management companies and the certificates are classified as Level 2 because the prices are binding and reflect current transactions except for the certificates in exchange-traded funds that are marked as Level 1.

Derivatives Assets and liabilities: Quoted market prices are available and used for the Company’s exchange-traded derivatives, such as certain interest rate futures and option contracts, which the Company classifies as Level 1. However, substantially all of the Company’s derivatives are traded in over-the-counter (OTC) markets where quoted market prices are not readily available. OTC derivatives are valued using internal valuation techniques. Valuation techniques and inputs to internally developed models depend on the type of derivative and nature of the underlying rate, price or index upon which the derivative’s value is based. Where model inputs can be observed in a liquid market and the model does not require significant judgment, such derivatives are typically classified as Level 2 within the fair value hierarchy. When instruments are traded in less liquid markets and significant inputs are unobservable, such derivatives are classified within Level 3. Additionally, significant judgments on the level of inputs used for valuation techniques are required when classifying financial instruments within the fair value hierarchy, particularly between Level 2 and 3, as is the case for certain derivatives.

Valuation Adjustments

By using derivatives, the Company is exposed to credit risk if counterparties to the derivative contracts do not perform as expected. If a counterparty fails to perform, counterparty credit risk is equal to the amount reported as a derivative asset in the consolidated balance sheet. The amounts reported as a derivative asset are derivative contracts in a gain position. Few of the Company’s derivatives are listed on an exchange. The majority of derivative positions are valued using internally developed models that use as their basis observable market inputs. Therefore, an adjustment is necessary to reflect the credit quality of each derivative counterparty to arrive at fair value. Counterparty credit risk adjustments are applied to derivative assets, such as over-the-counter derivative instruments, when the market inputs used in valuation models may not be indicative of the creditworthiness of the counterparty. The adjustment is based on market-based measures of credit risk to the extent available. The adjustment also takes into account contractual factors designed to reduce the Company’s credit exposure to each counterparty. To the extent derivative assets (liabilities) are subject to master netting arrangements, the exposure used to calculate the credit risk adjustment is net of derivatives in a loss (gain) position with the same counterparty and cash collateral received (paid).

Debt valuation adjustments are applied to reflect the Company’s own credit risk when measuring derivative liabilities at fair value. The methodology to determine the adjustment incorporates the Company’s credit spread as observed through the credit default swap market.

Items measured at fair value on a recurring basis

The following table presents assets and liabilities measured at fair value on a recurring basis by fair-value hierarchy levels as of December 31, 2009.

	Level 1	Level 2	Level 3	Total
	Korean Won (in millions)

Assets measured at fair value
Trading assets
Trading securities	2,899,761	6,438,769	752,339	10,090,869
Debt securities
Korean treasury and government agencies	2,531,691	848,547	—	3,380,238
Corporate	—	4,199,622	467,335	4,666,957
Financial institutions	—	891,027	—	891,027
Asset-backed securities	—	442,973	285,004	727,977
Equity securities	368,070	11,177	—	379,247
Beneficiary certificates	—	45,423	—	45,423
Foreign exchange spot contracts	—	1,373	—	1,373
Derivatives	—	3,812,027	321,010	4,133,037
Foreign currency derivatives	—	2,488,569	310,178	2,798,747
Interest rate derivatives	—	1,239,568	977	1,240,545
Equity derivatives	—	44,571	9,855	54,426
Commodity derivatives	—	39,319	—	39,319
Investments
Available-for-sale securities	2,782,763	12,624,829	651,674	16,059,266
Debt securities
Korean treasury and government agencies	2,571,773	1,776,127	—	4,347,900
Corporate	—	6,876,002	84,036	6,960,038
Financial institutions	—	2,264,591	670	2,265,261
Foreign governments	—	34,980	38,606	73,586
Asset-backed securities	—	323,881	514,608	838,489
Equity securities	210,990	153,477	3,299	367,766
Beneficiary certificates	—	1,195,771	10,455	1,206,226
Other assets-hedging derivatives	—	419	—	419
Liabilities measured at fair value
Foreign exchange spot contracts	—	2,705	—	2,705
Derivatives	2,730	3,635,994	489,812	4,128,536
Foreign currency derivative	—	2,152,913	—	2,152,913
Interest rate derivatives	—	1,286,144	1,141	1,287,285
Credit derivatives	—	—	192,265	192,265
Equity derivatives	2,730	154,749	296,406	453,885
Commodity derivatives	—	42,188	—	42,188
Other liabilities-hedging derivatives	—	4,649	—	4,649

The following table presents assets and liabilities measured at fair value on a recurring basis by fair-value hierarchy levels as of December 31, 2010.

	Level 1	Level 2	Level 3	Total
	Korean Won (in millions)

Assets measured at fair value
Trading assets
Trading securities	3,020,252	6,397,102	—	9,417,354
Debt securities
Korean treasury and government agencies	2,758,237	529,831	—	3,288,068
Corporate	—	4,956,485	—	4,956,485
Financial institutions	—	837,955	—	837,955
Asset-backed securities	—	16,238	—	16,238
Equity securities	261,715	—	—	261,715
Beneficiary certificates	300	56,593	—	56,893
Foreign exchange spot contracts	—	1,855	—	1,855
Derivatives	29	3,508,161	172,705	3,680,895
Foreign currency derivatives	—	2,085,041	133,369	2,218,410
Interest rate derivatives	—	1,360,028	—	1,360,028
Credit derivatives	—	—	—	—
Equity derivatives	29	37,905	39,336	77,270
Commodity derivatives	—	25,187	—	25,187
Investments
Available-for-sale securities	3,700,531	14,590,664	729,129	19,020,324
Debt securities
Korean treasury and government agencies	2,930,507	3,739,270	—	6,669,777
Corporate	—	6,144,166	97,826	6,241,992
Financial institutions	—	2,986,435	—	2,986,435
Foreign governments	—	25,430	—	25,430
Asset-backed securities	—	787,805	26,741	814,546
Equity securities	651,034	13,522	10,559	675,115
Beneficiary certificates	118,990	894,036	594,003	1,607,029
Other assets-hedging derivatives	—	9,598	—	9,598
Liabilities measured at fair value
Foreign exchange spot contracts	—	2,099	—	2,099
Derivatives	2,829	3,030,356	301,915	3,335,100
Foreign currency derivatives	—	1,550,916	—	1,550,916
Interest rate derivatives	—	1,406,508	—	1,406,508
Credit derivatives	—	351	—	351
Equity derivatives	2,829	47,139	301,915	351,883
Commodity derivatives	—	25,442	—	25,442
Other liabilities-hedging derivatives	—	1,362	—	1,362

Changes in level 3 items measured at fair value on a recurring basis

Financial assets and liabilities are considered Level 3 when reported fair values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. At December 31, 2009, Level 3 fair value assets of 1,725,023 million Won represented 5.70% of total assets at fair value and 0.65% of total assets. Level 3 fair value liabilities of 489,812 million Won represented 11.84% of total liabilities at fair value and 0.19% of total liabilities at that date. At December 31, 2010, Level 3 fair value assets of 901,834 million Won represented 2.81% of total assets at fair value and 0.33% of total assets. Level 3 fair value liabilities of 301,915 million Won represented 9.04% of total liabilities at fair value and 0.12% of total liabilities at that date.

The following table presents additional information about Level 3 financial assets and liabilities measured at fair value on a recurring basis for the year ended December 31, 2009.

	Korean Won (in millions)
		Realized and Unrealized Gains (Losses)			Purchases,
			Included in		issuances
			other		and	Transfers		Unrealized
	January 1,	Included in	comprehensive		settlements,	into (out of)	December 31,	gains (losses)
	2009	earnings	income	Total	net	level 3(1)	2009	still held(2)

Trading assets
Trading securities	1,679,277	11,528	—	11,528	(938,466)	—	752,339	(281)
Debt securities
Corporate	1,679,277	11,768	—	11,768	(1,223,710)	—	467,335	(41)
Asset-backed securities	—	(240)	—	(240)	285,244	—	285,004	(240)
Derivatives	463,351	(373,465)	—	(373,465)	100,246	130,878	321,010	(337,998)
Foreign currency derivatives	343,026	(288,689)	—	(288,689)	182,188	73,653	310,178	(270,342)
Interest rate derivatives	69,718	(68,072)	—	(68,072)	(57,894)	57,225	977	(52,998)
Equity derivatives	50,607	(16,704)	—	(16,704)	(24,048)	—	9,855	(14,658)
Investments
Available-for-sale securities	619,114	458,880	84,383	543,263	(510,703)	—	651,674	—
Debt securities
Corporate	424,082	1,539	13,975	15,514	(355,560)	—	84,036	16,492
Financial institutions	—	—	—	—	670	—	670	—
Foreign governments	—	(20)	82	62	38,544	—	38,606	82
Asset-backed securities	194,975	457,695	69,312	527,007	(207,374)	—	514,608	72,389
Equity securities	57	(217)	897	680	2,562	—	3,299	897
Beneficiary certificates	—	(117)	117	—	10,455	—	10,455	485
Trading liabilities
Derivatives	1,054,882	(119,660)	—	(119,660)	(496,719)	51,309	489,812	(87,325)
Foreign currency derivatives	169,648	(57,298)	—	(57,298)	(166,271)	53,921	—	(53,746)
Interest rate derivatives	13,985	(2,262)	—	(2,262)	(4,246)	(6,336)	1,141	5,107
Credit derivatives	469,802	(96,370)	—	(96,370)	(195,541)	14,374	192,265	(89,788)
Equity derivatives	401,447	36,270	—	36,270	(130,661)	(10,650)	296,406	51,102

(1)	Transfers into or out of Level 3 are made if the inputs used in the financial models measuring the fair values of the assets and liabilities became unobservable or observable, respectively. The amounts presented as transfers into (out of) Level 3 represent the fair value as of the beginning of the period presented, and any gains or losses occurring on these assets and liabilities during the year which are presented as Level 3.
(2)	Represents the amount of total gains or losses for the year ended December 31, 2009, included in earnings (and accumulated other comprehensive income (loss) for changes in fair value of available-for-sale investments) attributable to the change in fair value relating to assets and liabilities classified as Level 3 and still held at December 31, 2009.

The following table presents additional information about Level 3 financial assets and liabilities measured at fair value on a recurring basis for the year ended December 31, 2010.

	Korean Won (in millions)
		Realized and Unrealized Gains (Losses)			Purchases,
			Included in		issuances
			other		and	Transfers		Unrealized
	January 1,	Included in	comprehensive		settlements,	into (out of)	December 31,	gains (losses)
	2010	earnings	income	Total	net	level 3(1)	2010	still held(2)

Trading assets
Trading securities	752,339	(8)	—	(8)	(752,331)	—	—	—
Debt securities
Corporate	467,335	—	—	—	(467,335)	—	—	—
Asset-backed securities	285,004	(8)	—	(8)	(284,996)	—	—	—
Derivatives	321,010	(136,427)	—	(136,427)	8,375	(20,253)	172,705	(134,101)
Foreign currency derivatives	310,178	(152,640)	—	(152,640)	13,175	(37,344)	133,369	(149,655)
Interest rate derivatives	977	(733)	—	(733)	(244)	—	—	(2,295)
Equity derivatives	9,855	16,946	—	16,946	(4,556)	17,091	39,336	17,849
Investments
Available-for-sale securities	651,674	58,243	65,972	124,215	(46,760)	—	729,129	65,972
Debt securities
Corporate	84,036	8,553	22,799	31,352	(17,562)	—	97,826	22,799
Financial institutions	670	—	—	—	(670)	—	—	—
Foreign governments	38,606	—	—	—	(38,606)	—	—	—
Asset-backed securities	514,608	49,690	(1,712)	47,978	(535,845)	—	26,741	(1,712)
Equity securities	3,299	—	—	—	7,260	—	10,559	—
Beneficiary certificates	10,455	—	44,885	44,885	538,663	—	594,003	44,885
Trading liabilities
Derivatives	489,812	(388,655)	—	(388,655)	182,491	18,267	301,915	25,253
Foreign currency derivatives	—	2,261	—	2,261	(2,262)	1	—	—
Interest rate derivatives	1,141	—	—	—	(1,141)	—	—	—
Credit derivatives	192,265	(394,846)	—	(394,846)	202,485	96	—	(82)
Equity derivatives	296,406	3,930	—	3,930	(16,591)	18,170	301,915	25,335

(1)	Transfers into or out of Level 3 are made if the inputs used in the financial models measuring the fair values of the assets and liabilities became unobservable or observable, respectively. The amounts presented as transfers into (out of) Level 3 represent the fair value as of the beginning of the period presented, and any gains or losses occurring on these assets and liabilities during the year which are presented as Level 3.
(2)	Represents the amount of total gains or losses for the year ended December 31, 2010, included in earnings (and accumulated other comprehensive income (loss) for changes in fair value of available-for-sale investments) attributable to the change in fair value relating to assets and liabilities classified as Level 3 and still held at December 31, 2010.

Items measured at fair value on a nonrecurring basis

Certain assets and liabilities are measured at fair value on a non-recurring basis and are not included in the tables above. These assets and liabilities primarily include assets measured at cost that have been written down to fair value during the period as a result of an impairment.

The following table presents only balances measured at fair value during the period and still held by level within the fair-value hierarchy as of December 31, 2009, for which a nonrecurring change in fair value has been recorded during the year ended December 31, 2009.

	Korean Won (in millions)
	Level 1	Level 2	Level 3

Other investment assets(1)	—	—	88,238
Loans(2)	—	—	656,831
Goodwill(3)	—	—	65,488
Premises and equipment, net(4)	—	—	23,200
Assets held-for-sale(5)	—	—	1,725

(1)	The Company recorded impairment losses amounting to 63,443 million Won during the year ended December 31, 2009.
(2)	Represents carrying values net of allowances and cumulative impairment charges of related impaired loans which are collateral dependent and are evaluated based on the fair value of the underlying collateral. The fair value of the collateral for such impaired loans is based on the appraisal value of external valuation experts, as adjusted for significant inputs related to the foreclosure proceeding for such collateral, which inputs are deemed to be unobservable. The Company accordingly classified collateral dependent loans as Level 3.
(3)	The Company recorded impairment losses amounting to 20,620 million Won during the year ended December 31, 2009.
(4)	The Company recorded impairment losses amounting to 2,253 million Won during the years ended December 31, 2009.
(5)	The Company recorded impairment losses amounting to 1,630 million Won during the years ended December 31, 2009.

The following table presents only balances measured at fair value during the period and still held by level within the fair-value hierarchy as of December 31, 2010, for which a nonrecurring change in fair value has been recorded during the years ended December 31, 2010.

	Korean Won (in millions)
	Level 1	Level 2	Level 3

Other investment assets(1)	—	—	155,229
Loans(2)	—	—	2,512,895
Goodwill(3)	—	—	—
Premises and equipment, net(4)	—	—	—
Assets held-for-sale(5)	—	—	506

(1)	The Company recorded impairment losses amounting to 119,300 million Won during the year ended December 31, 2010.
(2)	Represents carrying values net of allowances and cumulative impairment charges of related impaired loans which are collateral dependent and are evaluated based on the fair value of the underlying collateral. The fair value of the collateral for such impaired loans is based on the appraisal value of external valuation experts, as adjusted for significant inputs related to the foreclosure proceeding for such collateral, which inputs are deemed to be unobservable. The Company accordingly classified collateral dependent loans as Level 3.
(3)	The Company recorded impairment losses amounting to 25,120 million Won during the year ended December 31, 2010.
(4)	The Company recorded impairment losses amounting to 323 million Won during the years ended December 31, 2010.
(5)	The Company recorded impairment losses amounting to 249 million Won during the years ended December 31, 2010.

Fair Value Disclosure

Fair value measurements and disclosure topics in the FASB guidance requires the disclosure of the estimated fair value of financial instruments, for which it is practicable to estimate fair value with certain financial instruments excluded. The following disclosure of the estimated fair value of financial instruments and the methods and assumptions used by the Company, by type of financial instrument, in estimating fair value, not otherwise disclosed above pursuant to the fair value measurements and disclosure accounting guidance, is made by the Company in accordance with the related FASB guidance. In estimating fair values, different market assumptions and estimation methodologies could significantly affect estimated fair value amounts.

Assets and liabilities for which fair value approximates carrying value: The carrying values of certain financial assets and liabilities are reported at cost, including cash and cash equivalents, restricted cash, call loans, securities purchased under resale agreements, due from customers on acceptances, accrued interest and dividends receivable, accrued interest payable, security deposits, loan held-for-sale, noninterest-bearing deposits, call money and acceptances outstanding. The carrying values of these financial assets and liabilities are considered to approximate their fair values due to their short-term nature and negligible credit losses.

Interest-bearing deposits in other banks: The fair values of fixed interest-bearing deposits are estimated by discounting cash flows based on current rates for similar types of deposits. The fair values of variable rate interest-bearing deposits are considered to approximate their carrying values.

Held-to-maturity securities: Fair values of held-to-maturity securities are based on market prices, where available. If quoted market prices are not available, fair values are based on quoted market prices of comparable instruments, discounted cash flows, counterparty quotes or external valuations performed by qualified independent evaluators.

Other investment assets: Other investment assets consist primarily of non-marketable equity securities, restricted stock and investments in affiliates. The fair values of these investments are based on the estimation of market value or latest obtainable net asset value of the investee.

Loans: Loans are net of specific and general provisions for impairment. The fair values of fixed rate loans are estimated by discounting contractual cash flows based on current rates at which similar loans would be made to borrowers for the same maturities. The fair values of variable rate loans that reprice frequently with no significant changes in credit risk are considered to approximate their carrying values in the consolidated balance sheets.

Loans held-for-sale: Loans held for sale are carried at the lower of aggregate cost or market value. The fair values of loans held for sale are based on the commitments on hand from KHFC.

Interest-bearing deposits: The fair values of variable rate interest bearing deposits approximate their carrying values in the consolidated balance sheets. Fair values for fixed-rate interest bearing deposits are estimated using a discounted cash flow calculation that applies interest rates currently being offered for deposits with similar maturities.

Other borrowed funds: The aggregate fair value for other borrowed funds is based on quoted market prices, where available. For other borrowed funds whose quoted market prices are not available, a discounted cash flow model is used based on the current rates for debt with similar maturities.

Secured borrowings: The fair values for securities sold under agreements to repurchase are estimated using discounted cash flow calculations that apply interest rates currently being offered for securities sold under agreements to repurchase with similar maturities. The fair values for beneficial interests issued by the SPEs are estimated using quoted market price.

Long-term debt: The aggregate fair value for long-term debt is based on quoted market prices, where available. For long-term debt where quoted market prices are not available, a discounted cash flow model is used based on the current rates for the Company’s debt with similar maturities.

Off-balance sheet instruments: Off-balance sheet instruments include financial guarantees and commitments to extend credit. Fair value of off-balance-sheet instruments is based on an estimate of the difference between fees currently charged to enter into similar agreements and fees paid to reduce or eliminate exposure to those agreements, taking into account of the remaining terms of the agreements and the counterparties’ credit standing.

The estimated fair values of the Company’s financial instruments as of December 31, 2009 and 2010 were as follows:

	Korean Won (in millions)
	2009		2010
	Carrying		Carrying
	amount	Fair value	amount	Fair value

Financial assets:
Cash and cash equivalents	16,581,001	16,581,001	15,957,641	15,957,641
Restricted cash	588,350	588,350	478,167	478,167
Interest-bearing deposits in other banks	2,206,892	2,206,892	2,874,620	2,874,620
Call loans and securities purchased under resale agreements	6,524,407	6,524,407	4,464,814	4,464,814
Held-to-maturity securities	15,973,764	16,020,691	19,905,226	20,158,157
Other investment assets	2,565,159	2,615,250	2,601,124	2,635,150
Loans, net	184,058,238	183,091,579	186,331,136	185,827,575
Due from customers on acceptances	790,989	790,989	667,204	667,204
Accrued interest and dividends receivable	955,388	955,388	1,028,030	1,028,030
Loans held-for-sale	584,171	584,171	127,324	127,324
Other assets—security deposits	1,170,326	1,170,326	1,174,207	1,174,207
Other assets—off-balance sheet instruments	88,076	88,076	70,869	70,869
Financial liabilities:
Interest-bearing deposits	170,547,111	169,882,831	180,206,653	179,649,626
Non-interest bearing deposits	7,026,580	7,026,580	6,118,985	6,118,985
Call money	5,687,349	5,687,349	4,649,652	4,649,652
Acceptances outstanding	790,989	790,989	667,204	667,204
Other borrowed funds	12,835,257	12,835,257	12,381,783	12,381,783
Secured borrowings	2,276,809	2,279,478	3,998,070	3,945,553
Long-term debt	43,339,863	44,064,794	39,486,929	39,786,536
Accrued interest and payable	2,554,162	2,554,162	2,817,990	2,817,990
Other liabilities—security deposits received	295,116	295,116	418,482	418,482
Other liabilities—off-balance sheet instruments	88,076	88,076	70,869	70,869

Derivative Financial Instruments and Hedging Activities	12 Months Ended
Dec. 31, 2010
Derivative Financial Instruments and Hedging Activities [Abstract]
Derivative Financial Instruments and Hedging Activities

33.	Derivative Financial Instruments and Hedging Activities

In the normal course of business, the Company enters into derivatives and foreign exchange contracts to manage the risk exposures of its customers. The Company also uses derivative instruments in reducing risk exposures relating to fluctuations in its own trading accounts, and asset and liabilities in response to interest rate and foreign exchange risks. The total notional amounts of the derivative contracts that the Company entered into as of December 31, 2009 and 2010, respectively, were as follows:

	Korean Won (in millions)
	2009	2010

Interest rate derivatives	150,874,313	213,949,223
Foreign currency derivatives	66,827,767	64,739,029
Equity derivatives	2,759,503	1,956,951
Credit derivatives	633,050	106,945
Commodity derivatives	861,794	497,602

	221,956,427	281,249,750

The combined aggregate notional amount by contractual maturities of the derivative contracts as of December 31, 2010 was as follows:

	Korean Won (in millions)
	Due in	Due after one year	Due after
	one year or less	through five years	five years	Total

Interest rate derivatives	101,303,236	99,171,692	13,474,295	213,949,223
Foreign currency derivatives	45,594,758	17,138,186	2,006,085	64,739,029
Equity derivatives	1,512,232	444,719	—	1,956,951
Credit derivatives	106,945	—	—	106,945
Commodity derivatives	497,602	—	—	497,602

	149,014,773	116,754,597	15,480,380	281,249,750

The Company uses interest rate derivatives principally to manage exposure to interest rate risk of LIBOR. Pay fixed interest rate swaps are used to convert fixed rate assets, principally securities, into synthetic variable rate instruments. Receive fixed interest rate swaps contracts are used to convert fixed rate funding sources into synthetic variable rate funding instruments. Cross-currency interest rate swaps are contracts that generally involve the exchange of both interest and principal amounts in two different currencies. Cross-currency swaps are used by the Company to convert foreign currency denominated assets and fundings denominated from one currency into another currency.

The Company occasionally purchases or issues financial instruments containing embedded derivatives. The embedded derivative is separated from the host contract and carried at fair value if the economic characteristics of the derivative are not clearly and closely related to the economic characteristics of the host contract. To the extent that the Company cannot reliably identify and measure the embedded derivative, the entire contract is carried at fair value on the balance sheet with changes in fair value reflected in earnings.

Derivative instruments may expose the Company to market risk or credit risk in excess of the amounts recorded on the balance sheet. Market risk arises due to market price, interest rate and foreign exchange rate fluctuations that may result in a decrease in the market value of a financial instrument and/or an increase in its funding cost. Exposure to market risk is managed through position limits and other controls and by entering into hedging transactions which result in economic hedges. Credit risk is the possibility that loss may occur from a third party’s failure to perform according to the terms of the contract if the value of collateral held, if any, was not adequate to cover such losses. Credit risk is controlled through credit approvals, limits and monitoring procedures based on the same credit policies used for on-balance-sheet instruments. Generally, collateral or other security is not required. The amount of collateral obtained, if any, is based on the nature of the financial instrument and management’s credit evaluation of each counterparty.

For the years ended December 31, 2008, 2009 and 2010, the Company has entered into only fair value hedge relationships whereby the Company entered into a derivative contract, which was designated as a hedge of the fair value of a recognized asset or liability or of an unrecognized firm commitment. Changes in the fair value of the derivatives and the related hedged items are recognized currently in earnings. The Company applied fair value hedge accounting for the interest rate swap transactions that qualified for the short-cut method of hedge accounting. Since no ineffectiveness was assumed for those transactions, no ineffective portion was recognized in earnings for the years ended December 2008, 2009 and 2010.

The majority of the Company’s derivatives do not qualify for hedge accounting. Fair values of derivatives not qualifying for hedge accounting are reflected in “Trading assets” or “Trading liabilities” and any changes in fair values related to these derivatives transactions are reflected in “Trading revenue, net.” However, the fair values of derivatives qualifying for hedge accounting are included in “Other assets” or “Other liabilities” and the earnings impact of these fair value hedges is reflected in income/expense of the hedged items such as interest income or interest expense and the changes in fair value attributable to the risk being hedged for the hedged items are included in “Other non-interest income” or “Other non-interest expenses.” The following table presents amounts recognized in income related to the Company’s fair value derivative hedges for the years ended December 31, 2008, 2009 and 2010.

	Korean Won (in millions)
	Derivatives	Hedged Items

Interest rate risk
2008	(15,238)	14,063
2009	2,967	(2,580)
2010	4,827	(4,816)

Credit derivatives

The Company enters into credit derivatives primarily to facilitate client transactions. Credit derivatives derive value based on an underlying third party-referenced obligation and generally require the Company as the seller of credit protection to make payments to a buyer upon the occurrence of predefined credit events. Such credit events generally include bankruptcy of the referenced entity, debt restructuring and failure to pay under the obligation, as well as acceleration of indebtedness and payment repudiation or moratorium. For credit derivatives based on a portfolio of referenced credits or credit indices, the Company may not be required to make payment until a specified amount of loss has occurred and/or may only be required to make payment up to a specified amount. At December 31, 2010, all credit derivatives the Company has entered include only credit default swaps (“CDS”), in which the Company is the protection seller. Based on the credit quality of the underlying reference entities, all investments have been classified as investment grade and their expiration dates at December 31, 2010 are summarized as follows.

	Maximum	Less than	One to five	More than	Fair value
In millions of Won	Payout/Notional	one year	years	five years	liability

Credit default swaps	106,945	351	—	—	351

The maximum potential amount of future payments under CDS contracts presented in the table above is based on the notional value of the derivatives. The Company believes that the maximum potential amount of future payments for credit protection sold is not representative of the actual loss exposure based on historical experience. This maximum potential amount has not been reduced by the Company’s rights to the underlying assets and the related cash flows. In accordance with most CDS contracts, should a credit event (or settlement trigger) occur, the Company is usually liable for the difference between the protection sold and the recourse it holds in the value of the underlying assets. Thus, if the reference entity defaults, the Company will generally have a right to collect on the underlying reference credit and any related cash flows, while being liable for the full notional amount of credit protection sold to the buyer. At December 31, 2010, the Company has not purchased protection against the credit protection sold to offset derivative contract positions.

The Company recognized gains (losses) on credit derivatives amounting to (369,862) million Won, 89,788 million Won and 742 million Won in 2008, 2009 and 2010, respectively, and charged the gains (losses) to current operations.

Credit related liquidity risk

Certain derivative instruments contain provisions that require the Company to post additional collateral upon the occurrence of a specified credit risk-related event. These events, which are defined by the existing derivative contracts, are primarily downgrades in the credit ratings of the Company and its affiliates. The aggregate fair value of all derivative instruments with credit-risk-related contingent features that are in a liability position at December 31, 2010 is 629,032 million Won. The Company has posted 308,553 million Won as collateral for this exposure in the normal course of business as of December 31, 2010. If the credit-risk-related contingent features underlying these agreements were triggered on December 31, 2010, the Company would be required to post an additional 320,479 million Won of collateral to its counterparties.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2010
Commitments And Contingencies Disclosure [Abstract]
Commitments and Contingencies

34.	Commitments and Contingencies

Legal proceedings

The Company is a party to certain legal actions arising in the normal course of its operations. Other than the legal proceedings discussed below, management believes that these actions are without merit and that the ultimate liability, if any, will not materially affect the Company’s financial position, liquidity or results of operations. In the normal course of business, the Company is involved in legal proceedings. The Company accrues a liability for such matters when it is probable that a liability has been incurred and the amount can be reasonably estimated. When only a range of possible loss can be established, the most probable amount in the range is accrued. If no amount within this range is a better estimate than any other amount within the range, the minimum amount in the range is accrued. The accrual for a litigation loss contingency might include, for example, estimates of potential damages, outside legal fees and other directly related costs expected to be incurred.

a)	In October, 2001, The Export-Import Bank of Korea filed a lawsuit in Seoul District Court against Kwangju Bank with respect to its obligations relating to a certificate of guarantee to be issued on behalf of Daewoo Corporation in favor of The Export-Import Bank of Korea in the amount of $100 million, of which Kwangju Bank’s exposure amounts to $41 million. In December 2003, the Seoul District Court ruled against Kwangju Bank and required it to issue a certificate of guarantee on behalf of Daewoo Corporation in favor of The Export-Import Bank of Korea. Kwangju Bank appealed this decision to the Seoul High Court, which dismissed the appeal in December 2005. Kwangju Bank appealed the decision of the appellate court to the Supreme Court of Korea in January 2006, and the Supreme Court dismissed such appeal in July 2006. Subsequently, The Export-Import Bank filed an additional lawsuit in the Seoul District Court in December 2006 requesting monetary damages in satisfaction of Kwangju Bank’s obligations relating to the certificate of guarantee. Following a decision by the trial court in August 2008 ordering Kwangju Bank to pay $41 million of monetary damages to The Export-Import Bank of Korea and Kwangju Bank’s subsequent appeal of the trial court decision, the appellate court ruled in favor of The Export-Import Bank of Korea in December 2009 but reduced the amount of monetary damages payable by Kwangju Bank to $35 million. Such appellate court decision was appealed by both The Export-Import Bank of Korea and Kwangju Bank to the Supreme Court of Korea in January 2010, where the case is currently pending. The Company has established 57.9 billion Won of allowances relating to the lawsuit.

b)	Commencing in 2005, Woori Bank marketed and sold investment fund products known as the “Woori Power Income Funds,” created and managed by Woori Credit Suisse Asset Management, to customers in Korea. The funds have experienced significant declines in value, principally as a result of investments made in securities and derivative instruments of troubled financial institutions in the U.S. and elsewhere. In November 2008, in response to complaints filed by customers who suffered losses as a result of their investment in these products, the FSS ruled that Woori Bank should compensate such customers for 30% to 50% of the investment losses they suffered due to its failure to adequately disclose the risks associated with an investment in the products. In accordance with such ruling, Woori Bank has made compensation payments to customers in the aggregate amount of approximately 19 billion Won through June 20, 2011. Certain customers who invested in these products through Woori Bank have opted to file lawsuits against Woori Bank based on its alleged failure to adequately disclose such risks, in order to obtain higher levels of compensation. As of June 20, 2011, 13 cases are still in process and the aggregate amount claimed against Woori Bank in such lawsuits is approximately 8 billion Won. In 12 of such lawsuits, the trial courts ruled that Woori Bank was liable for damages equal to approximately 20% to 45% of the losses suffered by the plaintiffs. These decisions were appealed to the appellate court by both the plaintiffs and Woori Bank, where they are currently pending. Additional lawsuits may be filed against Woori Bank with respect to its sales of such products, and the final outcome of such litigation remains uncertain.

c)	In 2008, certain of Woori Bank’s customers filed lawsuits against it in connection with its sales of foreign currency derivatives products known as “KIKO” (which stands for “knock-in knock-out”), which are intended to operate as hedging instruments against fluctuations in the exchange rate between the Won and the U.S. dollar. Due to the significant depreciation of the Won against the U.S. dollar in 2008 and 2009, customers who have purchased KIKO products from Woori Bank were required to make large payments to Woori Bank. As of June 20, 2011, seven companies have filed lawsuits against Woori Bank alleging that the contracts under which the relevant KIKO products were sold by Woori Bank should be nullified and that Woori Bank should return payments received thereunder. The aggregate amount of such claims, as of June 20, 2011, was 47 billion Won, and such amount may increase as the lawsuits progress or in the event of further depreciation of the Won against U.S. dollar. As of June 20, 2011, two of such lawsuits were pending at the trial court, two were pending in the appellate court following appeals by the plaintiffs after trial court decisions in favor of Woori Bank and one was pending at the Supreme court of Korea following appeal by the plaintiff after both the trial court and the appellate court decided in Woori Bank’s favor. Additional lawsuits and motions for preliminary injunctions may be filed against Woori Bank with respect to KIKO products, and the final outcome of such litigation remains uncertain.

d)	In 2009, certain of Woori Asset Management’s customers filed lawsuits against it in connection with certain investment funds managed by Woori Asset Management which had invested in certain equity-linked securities issued by Lehman Brothers and incurred significant losses following the Lehman Brothers bankruptcy. The aggregate amount of such claims, as of June 20, 2011 was 26 billion Won, and the cases are currently pending. The Company has established 10 billion Won of allowances relating to the lawsuit.

e)	In 2009, certain of Woori Asset Management’s customers filed lawsuits against it in connection with certain investment funds managed by Woori Asset Managment which had invested in U.S. subprime mortgage loan-related assets and incurred significant losses following the global financial crisis. The aggregate amount of such claims, as of June 20, 2011, was 6 billion Won, and the cases are currently pending. The Company has established 718 million Won of allowances relating to the lawsuit.

f)	During May 2010, Kyongnam Bank, a consolidated subsidiary of the Company, discovered that certain employees issued unauthorized bank guarantees primarily on loans and specified trusts in the amount of 379 billion Won from December 2008 to April 2010. As of June 20, 2011, 17 counterparties had filed lawsuits claiming 316 billion Won against Kyongnam Bank with respect to such transactions. Additional lawsuits may be filed against Kyongnam Bank with respect to such transactions, and the final outcome of such litigation remains uncertain. At December 31, 2010, the Company had accrued 128 billion Won of contingent liabilities in such unauthorized guarantees. This is management’s best estimate of what the Company believes it will held liable in connection with the unauthorized guarantees made on behalf of the Company. The amount accrued could change materially as a result of the Company’s further legal actions and the outcome of legal proceedings, if instituted against the Company.

Lease commitments

The Company leases certain office space and equipment under non-cancelable agreements. Future minimum rental commitments for non-cancelable leases as of December 31, 2010 were as follows:

	Korean Won (in millions)
	Capitalized leases	Operating leases

2011	37,546	125,210
2012	21,680	120,620
2013	6,000	112,889
2014	6,000	98,272
2015	1,978	90,239
2016 and thereafter	—	92,194

Total minimum lease payments	73,204	639,424

Amount representing interest	(4,223)

Present value of minimum lease payments	68,981

Total rental expense for the years ended December 31, 2008, 2009 and 2010 was 228,410 million Won, 237,788 million Won and 218,880 million Won, respectively.

In lieu of rent, certain lease agreements require the Company to advance a non-interest-bearing refundable deposit to the landlord for the landlord’s use during the lease term. The amount of the advance is determined by the prevailing market rate. The Company has recorded an equal amount of rent expense and interest income related to these leases of 65,624 million Won, 68,612 million Won and 47,147 million Won on deposit balances of 1,194,003 million Won, 1,135,628 million Won and 1,129,953 million Won for the years ended December 31, 2008, 2009 and 2010, respectively. Such amounts were calculated based on the fixed interest rate for time deposits with similar maturities.

Credit-related commitments

The Company is a party to credit related financial instruments with off-balance sheet risk in the normal course of business. The primary purpose of these instruments is to ensure that funds are available to a customer as required. Guarantees, which represent irrevocable assurances that the Company will make payments in the event that a customer cannot meet its obligations to third parties, carry the same credit risk as loans. Cash requirements under guarantees are considerably less than those under commitments because the Company does not generally expect the third party to draw funds under the agreement.

Commercial letters of credit, which are written undertakings by the Company on behalf of a customer authorizing a third party to draw drafts on the Company up to a stipulated amount under specific terms and conditions, are collateralized by the underlying shipments of goods to which they relate and therefore have significantly less risk.

Commitments to extend credit represent unused portions of authorizations to extend credit in the form of loans, guarantees or letters of credit. With respect to credit risk on commitments to extend credit, the Company is potentially exposed to loss in an amount equal to the total unused commitments. For credit related financial instruments, the contractual amount of the financial instrument represents the maximum potential credit risk if the third party does not perform according to the terms of the contracts. A large majority of these commitments expire without being drawn upon. As a result, total contractual amounts are not representative of the Company’s actual future credit exposure or liquidity requirements for these commitments.

Management computes specific and probable loss components for credit-related commitments. As of December 31, 2008, 2009 and 2010, the allowance for credit-related commitments amounted to 299,966 million Won, 296,442 million Won and 440,339 million Won, respectively, which is reported in “Other liabilities.”

As of December 31, 2009 and 2010, the financial instruments whose contract amounts represent credit risk to the Company were as follows:

	Korean Won (in millions)
	2009	2010

Guarantees	14,596,500	13,150,833
Commercial letters of credit	6,452,370	6,467,866
Unused lines of credit:
Commercial	29,790,122	33,484,959
Credit cards	21,960,785	23,056,773
Consumer	7,251,585	7,586,064
Commitments to extend credit	3,991,373	3,258,553

Fund contribution commitments

On December 17, 2008 the Company committed to contribute 1,015,446 million Won to the Bond Market Stabilization Fund aimed at stabilizing the local debt market. As of December 31, 2010, the Company’s total contribution amounted to 507,723 million Won.

Pledged assets

The primary components of assets pledged as collateral for borrowings and other purposes as of December 31, 2009 and 2010 were as follows:

	Korean Won (in millions)
	2009	2010

Short-term and long-term deposits	576,295	339,428
Available-for-sale securities	669,236	881,233
Held-to-maturity securities	8,240,975	6,155,051
Loans	499,821	1,744,888
Other pledged assets	143,257	138,544

Total	10,129,584	9,259,144

Obligation under guarantees

The Company provides a variety of guarantees to its customers to enhance their credit standing and enable them to complete a wide variety of business transactions. The table below summarizes all of the Company’s guarantees as of December 31, 2010. The maximum potential amount of future payments represents the notional amount that could be lost under the guarantees if there were a total default by the guaranteed parties, without consideration of possible recoveries under recourse provisions or from collateral held or pledged.

	Korean Won (in millions)
						Maximum
						potential
	Expire	Expire		Current		amount of
	within one	after one		carrying	Collateral	future
	year	year	Total	value(1)	held	payment

Financial guarantees	1,623,007	530,266	2,153,273	11,761	594,876	2,153,273
Performance guarantees	7,295,675	3,701,885	10,997,560	23,818	2,950,643	10,997,560
Liquidity facilities to SPEs	1,152,753	2,105,800	3,258,553	35,290	24,487	3,258,553
Credit derivatives	106,945	—	106,945	351	—	106,945

(1)	Recorded as other liabilities

Financial guarantees are used in various transactions to enhance the credit standing of the Company’s customers. They represent irrevocable assurance, subject to satisfaction of certain conditions, that the Company will make payment in the event that the customers fail to fulfill their obligations to third parties. Such financial obligations principally composed of standby letters of credit, and credit enhancement for debtors.

Performance guarantees are issued to guarantee customers’ tender bids on construction or similar projects or to guarantee completion of such projects in accordance with contract terms. They are also issued to support the customers’ obligation to supply specified products, commodities, maintenance or other services to third parties.

The Company typically has recourse to recover from the customer any amounts paid under these guarantees; in addition, the Company may hold cash or other highly liquid collateral to support these guarantees. In connection with financial guarantees and performance guarantees, the Company has recognized net unearned income amounting to 15,181 million Won and 17,444 million Won as of December 31, 2009 and 2010, respectively. Unearned income is included in “Other liabilities.”

Liquidity facilities to SPEs represent irrevocable commitments to provide contingent liquidity credit lines to SPEs. The SPEs are established by clients to have access to funding from the commercial paper market or the corporate debt market by transferring assets to the SPEs. The Company had commitments to provide liquidity to SPEs in amounts up to 4,623,712 million Won, 3,991,373 million Won and 3,258,553 million Won as of December 31, 2008, 2009 and 2010, respectively. Although the Company did not sell assets to some of these SPEs, it would be required to provide funding under the liquidity credit lines in the event that the SPEs do not hold enough funds to make scheduled payments on their outstanding senior debt securities. The Company has limited credit exposure to these SPEs because the risk of first loss is borne by the clients or other third parties, or the SPEs are over-collateralized with the assets sold to them.

The Company evaluates the performance risk of its guarantees based on the assigned referenced counterparty internal or external ratings. Where external ratings are used, investment-grade ratings are considered to be BBB- and above, while anything below is considered non-investment grade. The Company’s internal ratings are in line with the related external rating system. On certain underlying referenced credits or entities, ratings are not available. Such referenced credits are included in the “Not-rated” category. The maximum potential amount of the future payments related to guarantees is determined to be the notional amount of these contracts, which is the par amount of the assets guaranteed.

Presented in the table below is the maximum potential amount of future payments classified based upon internal and external credit ratings as of December 31, 2010.

	Investment	Non-Investment
(In millions of Won)	Grade	Grade	Not Rated	Total

Financial guarantees	1,790,200	345,450	17,623	2,153,273
Performance guarantees	6,448,383	4,483,761	65,416	10,997,560
Liquidity facilities to SPEs	2,999,973	258,580	—	3,258,553

Total	11,238,556	5,087,791	83,039	16,409,386

The Company has entered into credit derivatives with unrelated parties for credit enhancement purposes. These derivatives are recorded on the balance sheet at fair value. As of December 31, 2009 and 2010, these credit derivatives had an aggregate notional amount of 633,050 million Won and 106,945 million Won, respectively, which represents the maximum potential amount of future payments on the contracts. The carrying amount of these derivatives amounted to 192,265 million Won and 351 million Won of liabilities, as of December 31, 2009 and 2010, respectively.

In the normal course of the Company’s business, indemnification clauses are often included in standard contractual terms with an assessment that risk of loss would be remote. In many cases, there are no stated or notional amounts included in the indemnification clauses and the contingencies triggering the obligation to indemnify which have not occurred and are not expected to occur. No amounts were reflected on the consolidated balance sheet as of December 31, 2009 and 2010 related to these indemnifications.

Concentrations of Geographic and Credit Risk	12 Months Ended
Dec. 31, 2010
Concentrations of Geographic and Credit Risk [Abstract]
Concentrations of Geographic and Credit Risk

35.	Concentrations of Geographic and Credit Risk

Geographic risk

Loans to borrowers based in Korea comprised 95.95% and 95.99% of the Company’s loan portfolio as of December 31, 2009 and 2010, respectively. Investments in debt and equity securities of Korean entities comprised 98.63% and 99.42% of the Company’s investment portfolio as of December 31, 2009 and 2010, respectively.

Credit risk

Concentrations of credit risk arise when a number of customers are engaged in similar business activities, or activities in the same geographic region, or have similar economic features that would cause their ability to meet their contractual obligations to be similarly affected by changes in economic conditions. The Company regularly monitors various segments of its credit risk portfolio to assess potential concentration risks and to obtain collateral when deemed necessary.

The table below indicates major products including both on-balance sheet (principally loans) and off-balance sheet (principally unused lines of credit) exposures as of December 31:

	Korean Won (in millions)
	2009			2010
	Credit	On-balance	Off-balance	Credit	On-balance	Off-balance
	exposure	sheet(1)	sheet	exposure	sheet(1)	sheet

Commercial loans(1)	176,993,423	122,163,058	54,830,365	180,017,216	123,655,005	56,362,211
Credit cards	26,058,938	4,098,153	21,960,785	27,411,102	4,354,329	23,056,773
Consumer	69,300,399	62,048,814	7,251,585	71,286,719	63,700,655	7,586,064

Total	272,352,760	188,310,025	84,042,735	278,715,037	191,709,989	87,005,048

(1)	Includes loans and due from customers on acceptances and excludes unearned income.
(2)	In addition, the Company has exposure to credit derivatives in the notional amount of 633,050 million Won and 106,945 million Won as of December 31, 2009 and 2010, respectively.

Related Party Transactions	12 Months Ended
Dec. 31, 2010
Related Party Transactions [Abstract]
Related Party Transactions

36.	Related Party Transactions

The Company considers transactions with its majority shareholder (KDIC), directors, employees and trust accounts to be related party transactions. A number of banking transactions are entered into with related parties in the normal course of business. These include loans, deposits and debt securities. These transactions are carried out on commercial terms and conditions and at market rates.

Loans to related parties

The table below summarizes the changes in the amount of loans to KDIC, trust accounts, directors and executive officers, and employees.

	Korean Won (in millions)
	2008			2009			2010
	KDIC	Directors	Employees	KDIC	Directors	Employees	KDIC	Directors	Employees

Loan as of January 1,	25,600	69	220,862	25,600	29	254,935	—	97	238,505
New loans	—	—	124,354	—	101	126,103	—	189	137,146
Repayments	—	(40)	(90,281)	(25,600)	(33)	(142,533)	—	(23)	(136,278)

Loan as of December 31,	25,600	29	254,935	—	97	238,505	—	263	239,373

Other balances as of December 31, 2008, 2009 and 2010 and the related expense and income for the years then ended for related party transactions were as follows:

	Korean Won (in millions)
	2008				2009				2010
	KDIC	Trust(1)	Directors	Employees	KDIC	Trust(1)	Directors	Employees	KDIC	Trust(1)	Directors	Employees

Debt securities	540,161	—	—	—	401,121	—	—	—	856,501	—	—	—
Other assets	—	12,894	—	—	—	5,320	—	—	—	7,067	—	—
Other borrowed funds	—	4,130,672	—	—	—	2,603,490	—	—	—	1,848,768	—	—
Fees and commissions income	—	33,835	—	—	—	22,397	—	—	—	33,501	—	—
Interest income on loans	1,593	—	1	12,984	852	—	1	11,439	—	—	5	11,769
Interest income on securities	23,184	—	—	—	23,930	—	—	—	23,290	—	—	—
Interest expense on other borrowed funds	—	252,124	—	—	—	103,712	—	—	—	65,563	—	—
Trading revenue, net	1,153	—	—	—	(283)	—	—	—	674	—	—	—
Investment securities gain, net	196	—	—	—	63	—	—	—	206	—	—	—

(1)	Trust accounts are explained in Note 39.

Subsidiaries	12 Months Ended
Dec. 31, 2010
Subsidiaries [Abstract]
Subsidiaries

37.	Subsidiaries

Subsidiaries of the Holding Company as of December 31, 2009 and 2010 were as follows:

		Percentage
	Country of	Ownership(1)
Subsidiary name	incorporation	2009	2010

Woori FIS Co., Ltd.	Korea	100%	100%
Woori Asset Management Co., Ltd.	Korea	100%	100%
TY 2nd Securitization Specialty Co., Ltd.(2)(3)	Korea	—	0%
Woori Financial	Korea	52.52%	52.52%
Woori PE	Korea	100%	100%
Woori Private Equity Fund(4)	Korea	46.50%	46.50%
Kumho Investment Bank Co., Ltd.	Korea	41.44%	41.44%
Woori EL Co., Ltd.(2)	Korea	100%	100%
Sahn Eagles LLC.(2)(3)	U.S.A.	60%	60%
Woori BK Co., Ltd.(2)	Korea	100%	100%
KIB Invest LLC.(2)(3)	Korea	0%	0%
HUB 1st Co., Ltd.(2)(3)	Korea	0%	0%
HUB 2nd Co., Ltd.(2)(3)	Korea	—	0%
HUB 3rd Co., Ltd.(2)(3)	Korea	—	0%
Two Eagles KIB, LLC.(2)	U.S.A.	—	100%
Two Eagles, LLC.(2)	U.S.A.	—	55%
Woori F&I	Korea	100%	100%
Woori AMC Co., Ltd.	Korea	100%	100%
Woori F&I Fifth Asset Securitization Specialty Co., Ltd.(2)	Korea	100%	100%
Woori F&I Sixth Asset Securitization Specialty Co., Ltd.(2)	Korea	100%	100%
Woori F&I Seventh Asset Securitization Specialty Co., Ltd.(2)	Korea	100%	100%
Woori F&I Eighth Asset Securitization Specialty Co., Ltd.(2)	Korea	100%	100%
Woori F&I Tenth Asset Securitization Specialty Co., Ltd.(2)	Korea	100%	100%
Woori F&I Eleventh Asset Securitization Specialty Co., Ltd.(2)	Korea	100%	100%
Woori F&I Thirteenth Asset Securitization Specialty Co., Ltd.(2)	Korea	94.57%	94.57%
Woori F&I Fourteenth Asset Securitization Specialty Co., Ltd.(2)	Korea	—	100%
Woori F&I Sixteenth Asset Securitization Specialty Co., Ltd.(2)	Korea	—	100%
Woori F&I Seventeenth Asset Securitization Specialty Co., Ltd.(2)	Korea	—	100%
Woori F&I Eighteenth Asset Securitization Specialty Co., Ltd.(2)	Korea	—	100%
Woori EA Third Asset Securitization Specialty Co., Ltd.(2)	Korea	—	70%
Woori EA Fourth Asset Securitization Specialty Co., Ltd.(2)	Korea	—	70%
Woori EA Fifth Asset Securitization Specialty Co., Ltd.(2)	Korea	—	70%
Woori EA Eighth Asset Securitization Specialty Co., Ltd.(2)	Korea	—	51%
Woori SB Tenth Asset Securitization Specialty Co., Ltd.(2)	Korea	50%	50%
WR Loan, LLC.(2)	Korea	—	100%
WR Investment America, LLC.(2)	U.S.A	—	100%
Woori Bank	Korea	100%	100%
Woori Credit Information Co., Ltd.	Korea	100%	100%
P.T. Bank Woori Indonesia	Indonesia	95.18%	95.18%
Woori America Bank	U.S.A.	100%	100%
Korea BTL Infrastructure Fund	Korea	100%	100%
Woori Global Markets Asia Ltd.	Hong Kong	100%	100%
Swan SF Co., Ltd.(2)(3)	Korea	0%	0%
Consus 8th Co., LLC.(2)(3)	Korea	0%	0%
Zao Woori Bank Limited	Russia	100%	100%
Woori Bank (China) Limited	China	100%	100%
An-Dong Raja 1st Co., Ltd.(2)(3)	Korea	0%	0%
KAMCO Value Recreation 1st Securitization Specialty Co., Ltd.(2)(3)	Korea	15%	15%
IB Global 1st, LLC.(2)(3)	Korea	—	0%
Real DW 2nd, LLC.(2)(3)	Korea	—	0%
Hermes STX, LLC.(2)(3)	Korea	—	0%
BWL1st, LLC.(2)(3)	Korea	—	0%
Kumho Trust 1st Co., Ltd.(2)(3)	Korea	—	0%
Woori More Conduit Co., Ltd.(2)(3)	Korea	—	0%
Woori IB Global Bond Co., Ltd.(2)(3)	Korea	—	0%
Hyundai Glory 1st, LLC.(2)(3)	Korea	—	0%
KDB Capital 1st, LLC.(2)(3)	Korea	—	0%
Vivaldi HL 1st Co., Ltd.(2)(3)	Korea	—	0%
Asiana Saigon, LLC.(2)(3)	Korea	—	0%
Kyongnam Bank	Korea	99.99%	99.99%
Consus 6th Co., LLC.(2)(3)	Korea	0%	0%
Kwangju Bank	Korea	99.99%	99.99%
KAMCO Value Recreation 2nd Securitization Specialty Co., Ltd.(2)(3)	Korea	15%	15%
Euro Quanto 2nd, LLC.(2)(3)	Korea	—	0%
Hybrid 1st, LLC.(2)(3)	Korea	—	0%

(1)	Direct and indirect ownership are combined.
(2)	Established as an SPE.
(3)	As the Company is deemed as the primary beneficiary, these SPEs were included in the consolidated financial statements of the Company.
(4)	Woori PE, as the general partner, controls Woori Private Equity Fund.

All holdings are in the common shares of the subsidiary concerned. Guaranteed trust accounts and certain VIEs, other than the SPEs listed above, which were consolidated as of December 31, 2010, are not included in the list of the subsidiaries (see Notes 1, 10 and 39).

Segment Reporting	12 Months Ended
Dec. 31, 2010
Segment Reporting Disclosure [Abstract]
Segment Reporting

38.	Segment Reporting

The segments presented below are based on the individual entity’s independent financial operations, the nature of the products and services provided, the type of class of customers and the Company’s management organization which the chief decision maker utilizes to allocate resources and assess performance.

•	Woori Bank segment—Woori Bank has 22 subsidiaries, which are comprised of 1 domestic company, 5 overseas companies, 1 infrastructure fund and 15 SPEs. Woori Bank is engaged in the commercial banking business and foreign exchange operations. Woori Bank segment excludes the credit card operation of Woori Bank which is included in the credit card operation segment.

•	Kyongnam Bank segment—Kyongnam Bank has 1 subsidiary, which is an SPE. Kyongnam Bank is engaged in the commercial banking business and foreign exchange operations. It primarily operates in the southeastern part of Korea.

•	Kwangju Bank segment—Kwangju Bank has 3 subsidiaries, which are SPEs. Kwangju Bank is engaged in the commercial banking business and foreign exchange operations. It primarily operates in the southwestern part of Korea.

•	Credit card operation segment (formerly Woori Credit Card segment)—As of December 31, 2008, 2009 and 2010, the credit card operation segment includes the credit card operation of Woori Bank.

•	Securities brokerage services segment—Woori Investment & Securities Co., Ltd. (formerly LG Investment & Securities Co., Ltd.) comprises this segment and provides a full range of brokerage services, investment advice and financial planning to retail customers, and various investment banking services to corporate customers. As of December 31, 2010, Woori Investment & Securities Co., Ltd. has 11 subsidiaries, which are comprised of 1 domestic company, 7 overseas companies, 2 private equity funds, and 1 SPE. 34.96% of the shares of Woori Investment & Securities Co., Ltd. are owned by the Holding Company and the Company accounts for the investments in Woori Investments & Securities Co., Ltd. under the equity method.

Other operations of the Company comprise certain subsidiary activities including asset management activities and information system activities; none of which constitutes a separately reportable segment. The segment information presented below is based on Korean GAAP since that is the information used by the chief operating decision maker to allocate resources and evaluate performance of the segments. Korean GAAP differs from U.S. GAAP in several respects. Operating revenues and expenses and interest income and expense, related to both third party and inter-segment transactions, are included in determining the operating earnings of each respective segment. Transactions between the business segments are reflected based on the terms established by management.

Summaries of the business segment results in 2008, 2009 and 2010 are shown in the following table:

	Korean Won (in millions)
					Securities
Year ended December 31,	Woori	Kyongnam	Kwangju	Credit card	brokerage		Total	Inter-segment	U.S. GAAP
2008	Bank	Bank	Bank	operation	services	Other	Segment	Transactions(1)	Adjustments(2)	Total

Operating income	74,402,711	2,718,602	1,354,478	1,006,075	6,767,773	2,053,488	88,303,127	(1,227,915)	(70,214,990)	16,860,222
Operating expenses	73,892,649	2,434,173	1,209,387	908,818	6,500,642	1,532,762	86,478,431	(594,501)	(69,509,452)	16,374,478

Segment result	510,062	284,429	145,091	97,257	267,131	520,726	1,824,696	(633,414)	(705,538)	485,744

Interest and dividend income	12,616,239	1,272,369	1,025,449	928,757	774,736	327,524	16,945,074	(7,969)	(1,384,240)	15,552,865
Interest expense	8,413,574	753,266	640,460	204,829	470,433	324,047	10,806,609	(65,076)	(339,150)	10,402,383

Net interest income (loss)	4,202,665	519,103	384,989	723,928	304,303	3,477	6,138,465	57,107	(1,045,090)	5,150,482
Provisions for loan and lease losses, and credit-related commitments	1,399,045	95,353	84,048	165,743	38,754	34,494	1,817,437	(1,133)	20,216	1,836,520
Non-interest income	61,786,472	1,446,233	329,029	77,318	5,993,037	1,725,964	71,358,053	(1,219,946)	(68,830,750)	1,307,357
Non-interest expenses	63,914,606	1,575,598	477,611	538,246	5,988,538	1,115,739	73,610,338	(638,194)	(69,176,403)	3,795,741

Net non-interest income (loss)	(2,128,134)	(129,365)	(148,582)	(460,928)	4,499	610,225	(2,252,285)	(581,752)	345,653	(2,488,384)
Depreciation and amortization	165,424	9,956	7,268	—	2,917	58,482	244,047	109,902	(14,115)	339,834

Net income before tax	510,062	284,429	145,091	97,257	267,131	520,726	1,824,696	(633,414)	(705,538)	485,744
Income tax expense	349,350	74,227	41,733	23,283	80,695	25,555	594,843	7,937	(244,923)	357,857

Net income	160,712	210,202	103,358	73,974	186,436	495,171	1,229,853	(641,351)	(460,615)	127,887
Net income attributable to noncontrolling interest	710	—	—	—	—	(5,368)	(4,658)	138,682	(156,442)	(22,418)

Net income attributable to stockholders	160,002	210,202	103,358	73,974	186,436	500,539	1,234,511	(780,033)	(304,173)	150,305

Segments’ total assets	228,648,625	20,811,587	15,733,156	3,842,420	17,710,022	21,152,480	307,898,290	(16,903,995)	(19,848,864)	271,145,431

	Korean Won (in millions)
				Credit	Securities
Year ended December 31,	Woori	Kyongnam	Kwangju	card	brokerage		Total	Inter-segment	U.S. GAAP
2009	Bank	Bank	Bank	operation	services	Other	Segment	Transactions(1)	Adjustments(2)	Total

Operating income	43,447,346	1,843,266	1,235,134	1,050,566	5,387,127	3,171,338	56,134,777	(1,648,255)	(37,762,136)	16,724,386
Operating expenses	42,497,610	1,586,816	1,152,156	793,685	5,262,440	2,022,246	53,314,953	(388,916)	(37,693,295)	15,232,742

Segment result	949,736	256,450	82,978	256,881	124,687	1,149,092	2,819,824	(1,259,339)	(68,841)	1,491,644

Interest and dividend income	10,485,045	1,143,089	906,869	999,784	651,128	416,077	14,601,992	(66,228)	(1,263,209)	13,272,555
Interest expense	6,739,952	603,624	488,677	128,033	304,130	449,271	8,713,687	(76,698)	(51,476)	8,585,513

Net interest income (loss)	3,745,093	539,465	418,192	871,751	346,998	(33,194)	5,888,305	10,470	(1,211,733)	4,687,042
Provisions for loan and lease losses, and credit-related commitments	1,696,040	65,152	153,987	200,682	111,860	69,399	2,297,120	174,657	82,927	2,554,704
Non-interest income	32,962,301	700,177	328,265	50,782	4,735,999	2,755,261	41,532,785	(1,582,027)	(36,498,927)	3,451,831
Non-interest expenses	33,917,923	909,114	502,437	464,970	4,844,123	1,466,942	42,105,509	(486,843)	(37,807,735)	3,810,931

Net non-interest income (loss)	(955,622)	(208,937)	(174,172)	(414,188)	(108,124)	1,288,319	(572,724)	(1,095,184)	1,308,808	(359,100)
Depreciation and amortization	143,695	8,926	7,055	—	2,327	36,634	198,637	(32)	82,989	281,594

Net income before tax	949,736	256,450	82,978	256,881	124,687	1,149,092	2,819,824	(1,259,339)	(68,841)	1,491,644
Income tax expense	189,888	62,832	20,975	62,165	35,911	34,377	406,148	11,178	(37,637)	379,689

Net income	759,848	193,618	62,003	194,716	88,776	1,114,715	2,413,676	(1,270,517)	(31,204)	1,111,955
Net income attributable to noncontrolling interest	734	—	—	—	—	17,298	18,032	(22,612)	(18,032)	(22,612)

Net income attributable to stockholders	759,114	193,618	62,003	194,716	88,776	1,097,417	2,395,644	(1,247,905)	(13,172)	1,134,567

Segments’ total assets	223,063,453	20,508,278	15,902,304	3,725,148	16,102,911	24,204,508	303,506,602	(21,542,420)	(14,940,587)	267,023,595

	Korean Won (in millions)
				Credit	Securities
Year ended December 31,	Woori	Kyongnam	Kwangju	card	brokerage		Total	Inter-segment	U.S. GAAP
2010	Bank	Bank	Bank	operation	services	Other	Segment	Transactions(1)	Adjustments(2)	Total

Operating income	25,231,328	1,703,926	1,130,222	1,039,646	4,049,936	3,683,684	36,838,742	(1,827,506)	(18,162,862)	16,848,374
Operating expenses	24,132,148	1,509,571	988,363	722,037	3,755,139	2,448,536	33,555,794	(410,975)	(17,940,371)	15,204,448

Segment result	1,099,180	194,355	141,859	317,609	294,797	1,235,148	3,282,948	(1,416,531)	(222,491)	1,643,926

Interest and dividend income	10,141,526	1,158,441	903,874	995,719	600,292	485,895	14,285,747	(65,102)	(1,301,740)	12,918,905
Interest expense	5,901,796	552,077	433,786	122,681	268,705	475,362	7,754,407	(79,186)	(14,963)	7,660,258

Net interest income (loss)	4,239,730	606,364	470,088	873,038	331,587	10,533	6,531,340	14,084	(1,286,777)	5,258,647
Provisions for loan and lease losses, and credit-related commitments	2,255,445	88,769	135,713	79,003	12,261	315,584	2,886,775	16,693	513,977	3,417,445
Non-interest income	15,089,802	545,485	226,348	43,927	3,449,644	3,197,789	22,552,995	(1,762,404)	(16,861,122)	3,929,469
Non-interest expenses	15,846,528	859,875	409,090	520,353	3,472,980	1,493,704	22,602,530	(348,743)	(18,380,172)	3,873,615

Net non-interest income (loss)	(756,726)	(314,390)	(182,742)	(476,426)	(23,336)	1,704,085	(49,535)	(1,413,661)	1,519,050	55,854
Depreciation and amortization	128,379	8,850	9,774	—	1,193	163,886	312,082	261	(59,213)	253,130

Net income before tax	1,099,180	194,355	141,859	317,609	294,797	1,235,148	3,282,948	(1,416,531)	(222,491)	1,643,926
Income tax expense	231,289	50,054	36,330	76,861	68,665	31,338	494,537	13,312	(92,720)	415,129

Net income	867,891	144,301	105,529	240,748	226,132	1,203,810	2,788,411	(1,429,843)	(129,771)	1,228,797
Net income attributable to noncontrolling interest	854	—	—	—	(12,115)	(71,132)	(82,393)	(52,929)	82,393	(52,929)

Net income attributable to stockholders	867,037	144,301	105,529	240,748	238,247	1,274,942	2,870,804	(1,376,914)	(212,164)	1,281,726

Segments’ total assets	224,263,330	21,855,176	16,518,217	3,943,121	17,488,130	27,068,945	311,136,919	(22,627,681)	(15,571,280)	272,937,958

(1)	Includes eliminations for consolidation, inter-segment transactions and certain differences in classification under the management reporting system.
(2)	Includes adjustment for the application of the equity method under U.S. GAAP to the investments in Woori Investment & Securities Co., Ltd. and Woori AVIVA Life Insurance Co., Ltd.

The allowance for credit losses determined in accordance with U.S. GAAP for each of the segments as of December 31, 2009 and 2010 is summarized as follows:

				Credit	Securities
	Woori	Kyongnam	Kwangju	card	brokerage
	Bank	Bank	Bank	operation	services	Other	Adjustment(1)	Total

As of December 31, 2009
Allowance for loan and lease losses	2,994,325	170,673	208,466	68,001	159,000	118,840	(162,359)	3,556,946
Allowance for credit-related commitments	221,442	46,714	9,402	18,823	—	61	—	296,442

	3,215,767	217,387	217,868	86,824	159,000	118,901	(162,359)	3,853,388

As of December 31, 2010
Allowance for loan and lease losses	4,122,378	272,378	246,361	64,456	131,172	168,369	(131,172)	4,873,942
Allowance for credit-related commitments	375,756	28,352	22,556	13,675	—	—	—	440,339

	4,498,134	300,730	268,917	78,131	131,172	168,369	(131,172)	5,314,281

(1)	Includes adjustment for the application of the equity method under U.S. GAAP to the investments in Woori Investment & Securities Co., Ltd. (formerly LG Investment & Securities Co., Ltd.) and Woori AVIVA Life Insurance Co., Ltd. The entities are consolidated under Korean GAAP and are included in the securities brokerage services segment and other segment, respectively.

The charge-offs, including the charge-offs for repurchased loans, for each of the segments for the years ended December 31, 2008, 2009 and 2010 are summarized as follows:

	Korean Won (in millions)
				Credit
	Woori	Kyongnam	Kwangju	card
	Bank	Bank	Bank	operation	Other	Total

2008	323,276	42,438	39,821	104,654	7,712	517,901
2009	1,564,734	73,681	111,002	193,079	16,731	1,959,227
2010	1,680,434	69,248	114,917	118,861	41,462	2,024,922

Geographic segment disclosures have been excluded as assets and revenues attributable to external customers in foreign countries are not significant.

The following is a reconciliation of the business segment’s total assets under Korean GAAP as of December 31, 2008, 2009 and 2010 to the consolidated total assets under U.S. GAAP:

	Korean Won (in millions)
	2008	2009	2010

Segments’ total assets under Korean GAAP	307,898,290	303,506,602	311,136,919
U.S. GAAP adjustments
Cash and cash equivalents	7,604,753	12,338,280	12,392,890
Restricted cash	(5,414,405)	(3,862,048)	(7,579,963)
Interest-bearing deposits in other banks	(4,086,147)	(10,127,995)	(7,416,803)
Call loans and securities purchased	(126,824)	179,148	(1,085,383)
Trading assets	(9,901,019)	(9,854,046)	(8,290,420)
Investments	5,725,467	5,631,058	4,305,074
Loans (net of allowance for loan losses)	(10,798,748)	(8,097,387)	(6,131,561)
Due from customers on acceptances	789,132	790,989	667,204
Premises and equipment, net	(459,302)	(298,459)	(466,394)
Accrued interest and dividends receivable	(141,377)	(106,306)	(104,429)
Assets held-for-sale	351,096	591,227	135,129
Goodwill	(50,845)	(156,024)	(151,491)
Other intangible assets, net	(70,125)	(19,567)	(29,780)
Other assets	(3,270,520)	(1,949,457)	(1,815,353)

Total	(19,848,864)	(14,940,587)	(15,571,280)
Inter-segment transaction	(16,903,995)	(21,542,420)	(22,627,681)

Consolidated total assets under U.S. GAAP	271,145,431	267,023,595	272,937,958

The following is a reconciliation of the business segment’s operating income under Korean GAAP for the year ended December 31, 2008, 2009 and 2010 to the consolidated operating income under U.S. GAAP:

	Korean Won (in millions)
	2008	2009	2010

Segments’ operating income under Korean GAAP	88,303,127	56,134,777	36,838,742
U.S. GAAP adjustments
Interest and dividend income
Loans	(676,574)	(346,603)	(295,062)
Deposits in other banks	(71,507)	(70,222)	(85,421)
Trading assets	(1,180,585)	(399,850)	(314,988)
Investment securities	548,265	(448,151)	(597,616)
Call loans and securities purchased under resale agreements	(3,839)	1,617	(8,653)

	(1,384,240)	(1,263,209)	(1,301,740)
Non-interest income
Trust fees, net	(16,165)	8,733	590
Fees and commission income	(1,041,610)	(1,292,740)	(1,694,031)
Trading revenue, net:	(66,896,631)	(35,163,266)	(14,965,195)
Investment securities gain (loss), net:	(821,413)	(41,170)	(205,784)
Other non-interest income	(54,931)	(10,484)	3,298

	(68,830,750)	(36,498,927)	(16,861,122)
Total	(70,214,990)	(37,762,136)	(18,162,862)
Inter-segment transaction	(1,227,915)	(1,648,255)	(1,827,506)

Consolidated operating income under U.S. GAAP	16,860,222	16,724,386	16,848,374

Trust Accounts	12 Months Ended
Dec. 31, 2010
Trust Accounts [Abstract]
Trust Accounts

39.	Trust Accounts

The Company manages funds on behalf of its customers through the operation of various trust accounts in accordance with the Korean Capital Market and Financial Investment Business Act. Trust accounts are classified into performance based trusts and guaranteed trusts.

For performance based trusts, amounts due to trust beneficiaries are based solely on the interest, dividends and gains/losses on asset sales. The performance based trusts do not represent assets and liabilities of the Company, are recorded in separate accounts from those of the banking business and are excluded from the consolidated financial statements. The Company also borrows from these trusts (see Notes 17 and 36). The total amounts of assets managed in these performance based trusts were 21,381,138 million Won and 23,561,917 million Won as of December 31, 2009 and 2010, respectively.

Guaranteed Principal Money Trusts require the Company to guarantee the return of the principal amount invested at the termination of a fixed term deposit. Additionally, the Company guarantees a specified rate of return on Guaranteed Fixed Rate Money Trusts. As a result of these guarantees the potential risk and rewards generated from guaranteed trusts are transferred to the Company and, therefore, such trusts are subject to consolidation by the Company. The accounts of such trusts are included in the accompanying consolidated financial statements. Total assets of the consolidated trust accounts as of December 31, 2009 and 2010 were 2,016,505 million Won and 1,878,443 million Won, respectively, and mainly consisted of trading securities, loans and other assets. Liabilities of these trust accounts were mainly consisted of deposits from customers which amounted to 1,905,857 million Won and 1,750,407 million Won as of December 31, 2009 and 2010, respectively (see Note 16).

Parent Company	12 Months Ended
Dec. 31, 2010
Parent Company [Abstract]
Parent Company

40.	Parent Company

Condensed financial information of the parent company is as follows:

Condensed balance sheets

	Korean Won (in millions)
	2009	2010

Assets
Interest bearing deposits in other banks:
Bank Subsidiaries	23,267	65,444
Investment in subsidiaries:
Bank Subsidiaries	15,234,026	16,249,617
Non-bank subsidiaries	1,394,251	1,328,429
Other assets	38,784	160,287

Total assets	16,690,328	17,803,777

Liabilities
Long-term debt	3,804,156	3,654,843
Other liabilities	20,155	180,801

Total liabilities	3,824,311	3,835,644

Equity	12,866,017	13,968,133

Total liabilities and equity	16,690,328	17,803,777

Condensed statements of income

	Korean Won (in millions)
	2008	2009	2010

Interest and dividend income
Deposits in other banks:
Bank Subsidiaries	10,864	3,351	3,664
Investment securities:
Bank Subsidiaries	—	—	—
Non-bank subsidiaries	1,861	13,237	6,875

Total interest and dividend income	12,725	16,588	10,539

Non-interest income	458	20,289	35,723

Total operating income	13,183	36,877	46,262

Interest expense
Long-term debt	143,982	239,224	244,030
Other	—	—	905

Total interest expense	143,982	239,224	244,935

Non-interest expense	33,824	36,939	75,410

Total operating expense	177,806	276,163	320,345

Loss before equity in net income of subsidiaries	(164,623)	(239,286)	(274,083)

Equity in net income of subsidiaries:
Bank Subsidiaries	420,432	1,243,348	1,443,981
Non-bank subsidiaries	(105,504)	130,505	111,828

Total equity in net income of subsidiaries	314,928	1,373,853	1,555,809

Net income	150,305	1,134,567	1,281,726

Condensed statements of cash flows

	Korean Won (in millions)
	2008	2009	2010

Cash flows from operating activities:
Net income	150,305	1,134,567	1,281,726
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in net income of subsidiaries	(314,929)	(1,373,853)	(1,555,809)
Dividends received from subsidiaries:
Bank Subsidiaries	200,326	2,455	362,779
Non-bank subsidiaries	47,785	13,750	22,435
Others	44,503	(39,369)	96,229

Net cash provided by (used in) operating activities	127,990	(262,450)	207,360

Cash flows from investing activities:
Proceeds from sales of investments in subsidiaries:
Bank subsidiaries	—	—	105,850
Non-bank subsidiaries	—	—	—
Purchases of investments in subsidiaries:
Bank subsidiaries	(880,000)	(300,000)	—
Non-bank subsidiaries	(245,584)	(22,097)	—
Others	8,922	18,010	(1,119)

Net cash provided by (used in) investing activities	(1,116,662)	(304,087)	104,731

Cash flows from financing activities:
Net Increase in other borrowed funds	—	60,000	100,000
Proceeds from long-term debt	1,777,023	1,160,454	600,687
Payment on long-term debt	(500,000)	(750,000)	(890,000)
Cash dividends paid	(201,503)	—	(80,601)

Net cash provided by (used in) financing activities	1,075,520	470,454	(269,914)

Net increase (decrease) in cash and cash equivalents	86,848	(96,083)	42,177
Cash and cash equivalents, beginning of year	32,502	119,350	23,267

Cash and cash equivalents, end of year	119,350	23,267	65,444